MoA Funds

Portfolios of Investments

March 31, 2025

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (98.6%):
COMMUNICATION SERVICES (9.1%)
Alphabet, Inc. Cl A	657,006	$101,599,408
Alphabet, Inc. Cl C	532,478	83,189,038
AT&T, Inc.	808,520	22,864,946
Charter Communications, Inc. Cl A*	10,873	4,007,027
Comcast Corp. Cl A	424,815	15,675,674
Electronic Arts, Inc.	26,713	3,860,563
Fox Corp. Cl A	24,538	1,388,851
Fox Corp. Cl B	14,860	783,271
Interpublic Group of Cos., Inc.	41,959	1,139,606
Live Nation Entertainment, Inc.*	17,663	2,306,435
Match Group, Inc.	28,282	882,398
Meta Platforms, Inc. Cl A	246,661	142,165,534
Netflix, Inc.*	48,180	44,929,295
News Corp. Cl A	42,583	1,159,109
News Corp. Cl B	12,583	382,146
Omnicom Group, Inc.	22,131	1,834,881
Paramount Global Cl B	67,014	801,487
Take-Two Interactive Software, Inc.*	18,488	3,831,638
TKO Group Hldgs., Inc. Cl A	7,500	1,146,075
T-Mobile US, Inc.	54,013	14,405,807
Verizon Communications, Inc.	474,164	21,508,079
Walt Disney Co.	203,622	20,097,491
Warner Bros Discovery, Inc.*	251,447	2,698,026

		492,656,785

CONSUMER DISCRETIONARY (10.2%)
Airbnb, Inc. Cl A*	48,758	5,824,631
Amazon.com, Inc.*	1,062,379	202,128,229
Aptiv PLC*	25,844	1,537,718
AutoZone, Inc.*	1,891	7,209,967
Best Buy Co., Inc.	21,914	1,613,089
Booking Hldgs., Inc.	3,728	17,174,560
Caesars Entertainment, Inc.*	23,933	598,325
CarMax, Inc.*	17,324	1,349,886
Carnival Corp.*	118,017	2,304,872
Chipotle Mexican Grill, Inc. Cl A*	152,660	7,665,059
Darden Restaurants, Inc.	13,195	2,741,393
Deckers Outdoor Corp.*	17,096	1,911,504
Domino’s Pizza, Inc.	3,890	1,787,260

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

CONSUMER DISCRETIONARY (10.2%) (continued)
DoorDash, Inc. Cl A*	38,212	6,984,007
DR Horton, Inc.	31,945	4,061,168
eBay, Inc.	53,953	3,654,237
Expedia Group, Inc.	13,891	2,335,077
Ford Motor Co.	438,446	4,397,613
Garmin Ltd.	17,304	3,757,217
General Motors Co.	112,073	5,270,793
Genuine Parts Co.	15,661	1,865,852
Hasbro, Inc.	14,771	908,269
Hilton Worldwide Hldgs., Inc.	27,101	6,166,833
Home Depot, Inc.	111,889	41,006,200
Las Vegas Sands Corp.	38,706	1,495,213
Lennar Corp. Cl A	26,302	3,018,944
LKQ Corp.	29,281	1,245,614
Lowe’s Cos., Inc.	63,600	14,833,428
Lululemon Athletica, Inc.*	12,620	3,572,217
Marriott International, Inc. Cl A	25,775	6,139,605
McDonald’s Corp.	80,718	25,213,882
MGM Resorts International*	25,200	746,928
Mohawk Industries, Inc.*	5,902	673,890
NIKE, Inc. Cl B	133,050	8,446,014
Norwegian Cruise Line Hldgs. Ltd.*	49,527	939,032
NVR, Inc.*	340	2,463,093
O’Reilly Automotive, Inc.*	6,475	9,275,955
Pool Corp.	4,287	1,364,766
PulteGroup, Inc.	22,805	2,344,354
Ralph Lauren Corp. Cl A	4,493	991,785
Ross Stores, Inc.	37,162	4,748,932
Royal Caribbean Cruises Ltd.	27,888	5,729,311
Starbucks Corp.	127,943	12,549,929
Tapestry, Inc.	23,318	1,641,820
Tesla, Inc.*	315,196	81,686,195
TJX Cos., Inc.	126,621	15,422,438
Tractor Supply Co.	60,170	3,315,367
Ulta Beauty, Inc.*	5,224	1,914,805
Williams-Sonoma, Inc.	13,865	2,192,056
Wynn Resorts Ltd.	10,090	842,515
Yum! Brands, Inc.	31,434	4,946,454

		552,008,301

CONSUMER STAPLES (6.0%)
Altria Group, Inc.	190,897	11,457,638
Archer-Daniels-Midland Co.	53,900	2,587,739

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

CONSUMER STAPLES (6.0%) (continued)
Brown-Forman Corp. Cl B	20,514	696,245
Bunge Global S.A.	15,035	1,148,975
Church & Dwight Co., Inc.	27,705	3,050,044
Clorox Co.	13,876	2,043,241
Coca-Cola Co.	436,104	31,233,769
Colgate-Palmolive Co.	91,409	8,565,023
Conagra Brands, Inc.	53,764	1,433,886
Constellation Brands, Inc. Cl A	17,505	3,212,518
Costco Wholesale Corp.	49,998	47,287,108
Dollar General Corp.	24,772	2,178,202
Dollar Tree, Inc.*	22,768	1,709,194
Estee Lauder Cos., Inc. Cl A	26,376	1,740,816
General Mills, Inc.	62,089	3,712,301
Hershey Co.	16,641	2,846,110
Hormel Foods Corp.	32,774	1,014,028
J M Smucker Co.	11,987	1,419,381
Kellanova	30,284	2,498,127
Kenvue, Inc.	215,952	5,178,529
Keurig Dr Pepper, Inc.	134,481	4,601,940
Kimberly-Clark Corp.	37,360	5,313,339
Kraft Heinz Co.	98,258	2,989,991
Kroger Co.	74,984	5,075,667
Lamb Weston Hldgs., Inc.	16,066	856,318
McCormick & Co., Inc.	28,442	2,341,061
Molson Coors Beverage Co. Cl B	19,393	1,180,452
Mondelez International, Inc. Cl A	145,698	9,885,609
Monster Beverage Corp.*	78,870	4,615,472
PepsiCo, Inc.	154,481	23,162,881
Philip Morris International, Inc.	175,133	27,798,861
Procter & Gamble Co.	264,115	45,010,478
Sysco Corp.	55,105	4,135,079
Target Corp.	51,612	5,386,228
The Campbell’s Co.	22,161	884,667
Tyson Foods, Inc. Cl A	32,234	2,056,852
Walgreens Boots Alliance, Inc.	80,788	902,402
Walmart, Inc.	488,618	42,895,774

		324,105,945

ENERGY (3.6%)
APA Corp.	41,670	875,903
Baker Hughes Co. Cl A	111,522	4,901,392
Chevron Corp.	188,248	31,492,008
ConocoPhillips	143,709	15,092,319

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

ENERGY (3.6%) (continued)
Coterra Energy, Inc.	82,951	2,397,284
Devon Energy Corp.	73,991	2,767,263
Diamondback Energy, Inc.	21,049	3,365,314
EOG Resources, Inc.	63,353	8,124,389
EQT Corp.	67,209	3,590,977
Expand Energy Corp.	23,687	2,636,837
Exxon Mobil Corp.	490,304	58,311,855
Halliburton Co.	97,779	2,480,653
Hess Corp.	31,132	4,972,714
Kinder Morgan, Inc.	217,738	6,212,065
Marathon Petroleum Corp.	35,593	5,185,544
Occidental Petroleum Corp.	76,098	3,756,197
ONEOK, Inc.	69,884	6,933,891
Phillips 66	46,518	5,744,043
Schlumberger N.V.	157,786	6,595,455
Targa Resources Corp.	24,562	4,923,944
Texas Pacific Land Corp.	2,123	2,812,954
Valero Energy Corp.	35,659	4,709,484
Williams Cos., Inc.	137,304	8,205,287

		196,087,772

FINANCIALS (14.5%)
Aflac, Inc.	55,752	6,199,065
Allstate Corp.	29,848	6,180,625
American Express Co.	62,513	16,819,123
American International Group, Inc.	66,831	5,810,287
Ameriprise Financial, Inc.	10,836	5,245,816
Aon PLC Cl A	24,360	9,721,832
Apollo Global Management, Inc.	50,348	6,894,655
Arch Capital Group Ltd.	42,224	4,061,104
Arthur J. Gallagher & Co.	28,649	9,890,781
Assurant, Inc.	5,777	1,211,726
Bank of America Corp.	745,813	31,122,776
Bank of New York Mellon Corp.	80,837	6,779,799
Berkshire Hathaway, Inc. Cl B*	206,456	109,954,336
Blackrock, Inc.	16,399	15,521,326
Blackstone, Inc.	82,441	11,523,603
Brown & Brown, Inc.	26,732	3,325,461
Capital One Financial Corp.	42,937	7,698,604
Cboe Global Markets, Inc.	11,792	2,668,412
Charles Schwab Corp.	191,945	15,025,455
Chubb Ltd.	41,975	12,676,030
Cincinnati Financial Corp.	17,616	2,602,236

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FINANCIALS (14.5%) (continued)
Citigroup, Inc.	211,429	15,009,345
Citizens Financial Group, Inc.	49,238	2,017,281
CME Group, Inc. Cl A	40,590	10,768,121
Corpay, Inc.*	7,852	2,738,149
Discover Financial Svcs.	28,272	4,826,030
Erie Indemnity Co. Cl A	2,810	1,177,530
Everest Group Ltd.	4,841	1,758,881
FactSet Research Systems, Inc.	4,283	1,947,223
Fidelity National Information Svcs., Inc.	59,663	4,455,633
Fifth Third Bancorp	75,450	2,957,640
Fiserv, Inc.*	64,081	14,151,007
Franklin Resources, Inc.	34,915	672,114
Global Payments, Inc.	27,891	2,731,087
Globe Life, Inc.	9,456	1,245,544
Goldman Sachs Group, Inc.	35,147	19,200,455
Hartford Insurance Group, Inc.	32,395	4,008,233
Huntington Bancshares, Inc.	163,745	2,457,812
Intercontinental Exchange, Inc.	64,716	11,163,510
Invesco Ltd.	50,461	765,493
Jack Henry & Associates, Inc.	8,211	1,499,329
JPMorgan Chase & Co.	314,942	77,255,273
KeyCorp.	112,197	1,794,030
KKR & Co., Inc.	76,036	8,790,522
Loews Corp.	19,900	1,829,009
M&T Bank Corp.	18,689	3,340,659
MarketAxess Hldgs., Inc.	4,247	918,838
Marsh & McLennan Cos., Inc.	55,319	13,499,496
Mastercard, Inc. Cl A	91,731	50,279,596
MetLife, Inc.	65,209	5,235,631
Moody’s Corp.	17,437	8,120,237
Morgan Stanley	139,375	16,260,881
MSCI, Inc. Cl A	8,747	4,946,428
Nasdaq, Inc.	46,612	3,535,986
Northern Trust Corp.	22,074	2,177,600
PayPal Hldgs., Inc.*	111,425	7,270,481
PNC Financial Svcs. Group, Inc.	44,597	7,838,815
Principal Financial Group, Inc.	23,702	1,999,738
Progressive Corp.	65,984	18,674,132
Prudential Financial, Inc.	39,874	4,453,128
Raymond James Financial, Inc.	20,772	2,885,439
Regions Financial Corp.	102,387	2,224,869
S&P Global, Inc.	35,481	18,027,896

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FINANCIALS (14.5%) (continued)
State Street Corp.	32,492	2,909,009
Synchrony Financial	43,788	2,318,137
T. Rowe Price Group, Inc.	25,076	2,303,732
Travelers Cos., Inc.	25,538	6,753,779
Truist Financial Corp.	148,222	6,099,335
U.S. Bancorp	175,712	7,418,561
Visa, Inc. Cl A	194,113	68,028,842
Wells Fargo & Co.	370,449	26,594,534
Willis Towers Watson PLC	11,242	3,799,234
WR Berkley Corp.	33,820	2,406,631

		786,473,947

HEALTH CARE (11.0%)
Abbott Laboratories	195,362	25,914,769
AbbVie, Inc.	198,843	41,661,585
Agilent Technologies, Inc.	32,134	3,759,035
Align Technology, Inc.*	7,905	1,255,788
Amgen, Inc.	60,509	18,851,579
Baxter International, Inc.	57,511	1,968,602
Becton Dickinson & Co.	32,342	7,408,258
Biogen, Inc.*	16,487	2,256,081
Bio-Techne Corp.	17,807	1,044,024
Boston Scientific Corp.*	166,006	16,746,685
Bristol-Myers Squibb Co.	228,573	13,940,667
Cardinal Health, Inc.	27,210	3,748,722
Cencora, Inc.	19,440	5,406,070
Centene Corp.*	55,857	3,391,078
Charles River Laboratories International, Inc.*	5,760	866,995
Cigna Group	30,839	10,146,031
Cooper Cos., Inc.*	22,480	1,896,188
CVS Health Corp.	142,010	9,621,177
Danaher Corp.	72,087	14,777,835
DaVita, Inc.*	4,956	758,119
Dexcom, Inc.*	44,006	3,005,170
Edwards Lifesciences Corp.*	66,433	4,815,064
Elevance Health, Inc.	26,123	11,362,460
Eli Lilly & Co.	88,750	73,299,512
GE HealthCare Technologies, Inc.	51,508	4,157,211
Gilead Sciences, Inc.	140,375	15,729,019
HCA Healthcare, Inc.	20,140	6,959,377
Henry Schein, Inc.*	14,044	961,874
Hologic, Inc.*	25,275	1,561,237
Humana, Inc.	13,588	3,595,385

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

HEALTH CARE (11.0%) (continued)
IDEXX Laboratories, Inc.*	9,224	3,873,619
Incyte Corp.*	18,092	1,095,471
Insulet Corp.*	7,901	2,074,882
Intuitive Surgical, Inc.*	40,172	19,895,986
IQVIA Hldgs., Inc.*	18,844	3,322,197
Johnson & Johnson	271,185	44,973,320
Labcorp Hldgs., Inc.	9,394	2,186,360
McKesson Corp.	14,117	9,500,600
Medtronic PLC	144,432	12,978,660
Merck & Co., Inc.	284,928	25,575,137
Mettler-Toledo International, Inc.*	2,356	2,782,224
Moderna, Inc.*	38,143	1,081,354
Molina Healthcare, Inc.*	6,252	2,059,346
Pfizer, Inc.	638,307	16,174,699
Quest Diagnostics, Inc.	12,503	2,115,508
Regeneron Pharmaceuticals, Inc.	11,851	7,516,260
ResMed, Inc.	16,542	3,702,927
Revvity, Inc.	13,709	1,450,412
Solventum Corp.*	15,567	1,183,715
STERIS PLC	11,067	2,508,336
Stryker Corp.	38,681	14,399,002
Thermo Fisher Scientific, Inc.	43,084	21,438,598
UnitedHealth Group, Inc.	103,657	54,290,354
Universal Health Svcs., Inc. Cl B	6,614	1,242,771
Vertex Pharmaceuticals, Inc.*	28,924	14,022,934
Viatris, Inc.	134,442	1,170,990
Waters Corp.*	6,688	2,464,996
West Pharmaceutical Svcs., Inc.	8,158	1,826,413
Zimmer Biomet Hldgs., Inc.	22,423	2,537,835
Zoetis, Inc. Cl A	50,438	8,304,617

		598,615,120

INDUSTRIALS (8.3%) 3M Co.	61,151	8,980,636
Allegion PLC	9,792	1,277,464
AMETEK, Inc.	26,054	4,484,936
AO Smith Corp.	13,302	869,419
Automatic Data Processing, Inc.	45,829	14,002,134
Axon Enterprise, Inc.*	8,160	4,291,752
Boeing Co.*	84,485	14,408,917
Broadridge Financial Solutions, Inc.	13,180	3,195,623
Builders FirstSource, Inc.*	12,963	1,619,597
Carrier Global Corp.	90,960	5,766,864

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INDUSTRIALS (8.3%) (continued)
Caterpillar, Inc.	53,833	17,754,123
CH Robinson Worldwide, Inc.	13,370	1,369,088
Cintas Corp.	38,635	7,940,652
Copart, Inc.*	98,761	5,588,885
CSX Corp.	217,210	6,392,490
Cummins, Inc.	15,485	4,853,618
Dayforce, Inc.*	17,909	1,044,632
Deere & Co.	28,530	13,390,556
Delta Air Lines, Inc.	72,271	3,151,016
Dover Corp.	15,456	2,715,310
Eaton Corp. PLC	44,514	12,100,241
Emerson Electric Co.	63,516	6,963,894
Equifax, Inc.	13,966	3,401,559
Expeditors International of Washington, Inc.	15,767	1,895,982
Fastenal Co.	64,587	5,008,722
FedEx Corp.	24,959	6,084,505
Fortive Corp.	38,432	2,812,454
GE Vernova, Inc.	31,076	9,486,881
Generac Hldgs., Inc.*	6,714	850,328
General Dynamics Corp.	28,582	7,790,882
General Electric Co.	120,892	24,196,534
Honeywell International, Inc.	73,242	15,508,994
Howmet Aerospace, Inc.	45,621	5,918,412
Hubbell, Inc. Cl B	6,045	2,000,351
Huntington Ingalls Industries, Inc.	4,408	899,408
IDEX Corp.	8,530	1,543,674
Illinois Tool Works, Inc.	30,084	7,461,133
Ingersoll Rand, Inc.	45,379	3,631,681
Jacobs Solutions, Inc.	13,803	1,668,645
JB Hunt Transport Svcs., Inc.	8,948	1,323,857
Johnson Controls International PLC	74,356	5,956,659
L-3 Harris Technologies, Inc.	21,211	4,439,674
Leidos Hldgs., Inc.	14,775	1,993,739
Lennox International, Inc.	3,607	2,022,914
Lockheed Martin Corp.	23,597	10,541,016
Masco Corp.	23,877	1,660,407
Nordson Corp.	6,109	1,232,307
Norfolk Southern Corp.	25,504	6,040,622
Northrop Grumman Corp.	15,327	7,847,577
Old Dominion Freight Line, Inc.	21,162	3,501,253
Otis Worldwide Corp.	44,663	4,609,222
PACCAR, Inc.	59,067	5,751,354

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INDUSTRIALS (8.3%) (continued)
Parker-Hannifin Corp.	14,503	8,815,649
Paychex, Inc.	36,094	5,568,582
Paycom Software, Inc.	5,304	1,158,818
Pentair PLC	18,611	1,628,090
Quanta Svcs., Inc.	16,627	4,226,251
Republic Svcs., Inc. Cl A	22,864	5,536,746
Rockwell Automation, Inc.	12,736	3,290,728
Rollins, Inc.	31,634	1,709,185
RTX Corp.	150,044	19,874,828
Snap-on, Inc.	5,902	1,989,033
Southwest Airlines Co.	66,755	2,241,633
Stanley Black & Decker, Inc.	17,365	1,335,021
Textron, Inc.	20,565	1,485,821
Trane Technologies PLC	25,264	8,511,947
TransDigm Group, Inc.	6,318	8,739,626
Uber Technologies, Inc.*	235,298	17,143,812
Union Pacific Corp.	68,065	16,079,676
United Airlines Hldgs., Inc.*	37,044	2,557,888
United Parcel Svc., Inc. Cl B	82,379	9,060,866
United Rentals, Inc.	7,356	4,610,005
Veralto Corp.	27,856	2,714,567
Verisk Analytics, Inc. Cl A	15,906	4,733,944
Waste Management, Inc.	41,140	9,524,321
Westinghouse Air Brake Technologies Corp.	19,244	3,489,899
WW Grainger, Inc.	4,992	4,931,247
Xylem, Inc.	27,365	3,269,023

		453,469,799

INFORMATION TECHNOLOGY (29.2%)
Accenture PLC Cl A	70,451	21,983,530
Adobe, Inc.*	49,032	18,805,243
Advanced Micro Devices, Inc.*	182,524	18,752,516
Akamai Technologies, Inc.*	16,921	1,362,140
Amphenol Corp. Cl A	136,411	8,947,197
Analog Devices, Inc.	55,880	11,269,320
ANSYS, Inc.*	9,851	3,118,433
Apple, Inc.	1,692,025	375,849,513
Applied Materials, Inc.	91,540	13,284,285
Arista Networks, Inc.*	116,354	9,015,108
Autodesk, Inc.*	24,217	6,340,011
Broadcom, Inc.	527,964	88,397,013
Cadence Design Systems, Inc.*	30,892	7,856,762
CDW Corp.	15,011	2,405,663

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INFORMATION TECHNOLOGY (29.2%) (continued)
Cisco Systems, Inc.	448,602	27,683,229
Cognizant Technology Solutions Corp. Cl A	55,712	4,261,968
Corning, Inc.	86,831	3,975,123
Crowdstrike Hldgs., Inc. Cl A*	27,743	9,781,627
Dell Technologies, Inc. Cl C	35,137	3,202,738
Enphase Energy, Inc.*	14,921	925,848
EPAM Systems, Inc.*	6,389	1,078,719
F5, Inc.*	6,494	1,729,157
Fair Isaac Corp.*	2,750	5,071,440
First Solar, Inc.*	12,059	1,524,619
Fortinet, Inc.*	71,654	6,897,414
Gartner, Inc.*	8,653	3,632,010
Gen Digital, Inc.	61,088	1,621,276
GoDaddy, Inc. Cl A*	15,905	2,865,127
Hewlett Packard Enterprise Co.	147,936	2,282,652
HP, Inc.	105,630	2,924,895
Intel Corp.	487,713	11,075,962
International Business Machines Corp.	104,149	25,897,690
Intuit, Inc.	31,529	19,358,491
Jabil, Inc.	12,338	1,678,832
Juniper Networks, Inc.	37,293	1,349,634
Keysight Technologies, Inc.*	19,476	2,916,921
KLA Corp.	14,968	10,175,246
Lam Research Corp.	144,587	10,511,475
Microchip Technology, Inc.	60,577	2,932,533
Micron Technology, Inc.	125,495	10,904,261
Microsoft Corp.	837,334	314,326,810
Monolithic Power Systems, Inc.	5,387	3,124,352
Motorola Solutions, Inc.	18,824	8,241,335
NetApp, Inc.	22,900	2,011,536
NVIDIA Corp.	2,758,453	298,961,136
NXP Semiconductors N.V.	28,628	5,441,038
ON Semiconductor Corp.*	47,468	1,931,473
Oracle Corp.	182,721	25,546,223
Palantir Technologies, Inc. Cl A*	230,883	19,486,525
Palo Alto Networks, Inc.*	74,576	12,725,649
PTC, Inc.*	13,552	2,099,882
QUALCOMM, Inc.	124,576	19,136,119
Roper Technologies, Inc.	12,078	7,120,947
Salesforce, Inc.	107,792	28,927,061
Seagate Technology Hldgs. PLC	23,845	2,025,633
ServiceNow, Inc.*	23,203	18,472,836

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INFORMATION TECHNOLOGY (29.2%) (continued)
Skyworks Solutions, Inc.	18,105	1,170,126
Super Micro Computer, Inc.*	56,722	1,942,161
Synopsys, Inc.*	17,411	7,466,707
TE Connectivity PLC	33,606	4,749,200
Teledyne Technologies, Inc.*	5,250	2,612,978
Teradyne, Inc.	18,344	1,515,214
Texas Instruments, Inc.	102,537	18,425,899
Trimble, Inc.*	27,684	1,817,455
Tyler Technologies, Inc.*	4,821	2,802,881
VeriSign, Inc.*	9,164	2,326,465
Western Digital Corp.*	39,177	1,583,926
Workday, Inc. Cl A*	24,104	5,629,007
Zebra Technologies Corp. Cl A*	5,788	1,635,457

		1,586,901,652

MATERIALS (2.0%)
Air Products & Chemicals, Inc.	25,058	7,390,105
Albemarle Corp.	13,242	953,689
Amcor PLC	162,798	1,579,141
Avery Dennison Corp.	9,050	1,610,628
Ball Corp.	33,614	1,750,281
CF Industries Hldgs., Inc.	19,601	1,531,818
Corteva, Inc.	77,219	4,859,392
Dow, Inc.	79,276	2,768,318
DuPont de Nemours, Inc.	47,088	3,516,532
Eastman Chemical Co.	12,973	1,143,051
Ecolab, Inc.	28,386	7,196,419
Freeport-McMoRan, Inc.	161,866	6,128,247
International Flavors & Fragrances, Inc.	28,799	2,235,090
International Paper Co.	59,387	3,168,296
Linde PLC	53,633	24,973,670
LyondellBasell Industries N.V. Cl A	29,196	2,055,398
Martin Marietta Materials, Inc.	6,885	3,291,925
Mosaic Co.	35,779	966,391
Newmont Corp.	128,231	6,190,993
Nucor Corp.	26,449	3,182,873
Packaging Corp. of America	10,044	1,988,913
PPG Industries, Inc.	26,132	2,857,534
Sherwin-Williams Co.	26,099	9,113,510
Smurfit WestRock PLC	55,689	2,509,346
Steel Dynamics, Inc.	15,948	1,994,776
Vulcan Materials Co.	14,875	3,470,338

		108,426,674

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

REAL ESTATE (2.2%)
Alexandria Real Estate Equities, Inc.	17,352	1,605,234
American Tower Corp.	52,634	11,453,158
AvalonBay Communities, Inc.	16,002	3,434,349
BXP, Inc.	16,390	1,101,244
Camden Property Trust	12,017	1,469,679
CBRE Group, Inc. Cl A*	33,293	4,354,059
CoStar Group, Inc.*	47,469	3,760,969
Crown Castle, Inc.	48,952	5,102,267
Digital Realty Trust, Inc.	35,642	5,107,142
Equinix, Inc.	10,963	8,938,682
Equity Residential	38,491	2,755,186
Essex Property Trust, Inc.	7,239	2,219,260
Extra Space Storage, Inc.	23,878	3,545,644
Federal Realty Investment Trust	8,685	849,567
Healthpeak Properties, Inc.	78,797	1,593,275
Host Hotels & Resorts, Inc.	78,736	1,118,839
Invitation Homes, Inc.	64,172	2,236,394
Iron Mountain, Inc.	33,085	2,846,633
Kimco Realty Corp.	76,535	1,625,603
Mid-America Apartment Communities, Inc.	13,168	2,206,693
Prologis, Inc.	104,397	11,670,541
Public Storage	17,752	5,312,996
Realty Income Corp.	98,581	5,718,684
Regency Centers Corp.	18,386	1,356,151
SBA Communications Corp. Cl A	12,111	2,664,541
Simon Property Group, Inc.	34,545	5,737,234
UDR, Inc.	33,912	1,531,805
Ventas, Inc.	49,237	3,385,536
VICI Properties, Inc. Cl A	118,738	3,873,234
Welltower, Inc.	68,622	10,513,577
Weyerhaeuser Co.	81,727	2,392,967

		121,481,143

UTILITIES (2.5%)
AES Corp.	80,088	994,693
Alliant Energy Corp.	28,903	1,859,908
Ameren Corp.	30,400	3,052,160
American Electric Power Co., Inc.	60,058	6,562,538
American Water Works Co., Inc.	21,953	3,238,507
Atmos Energy Corp.	17,878	2,763,581
CenterPoint Energy, Inc.	73,408	2,659,572
CMS Energy Corp.	33,656	2,527,902
Consolidated Edison, Inc.	39,024	4,315,664

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

UTILITIES (2.5%) (continued)
Constellation Energy Corp.	35,237	7,104,836
Dominion Energy, Inc.	94,616	5,305,119
DTE Energy Co.	23,342	3,227,498
Duke Energy Corp.	87,405	10,660,788
Edison International	43,607	2,569,324
Entergy Corp.	48,301	4,129,252
Evergy, Inc.	25,904	1,786,081
Eversource Energy	41,313	2,565,950
Exelon Corp.	113,223	5,217,316
FirstEnergy Corp.	57,774	2,335,225
NextEra Energy, Inc.	231,625	16,419,896
NiSource, Inc.	52,932	2,122,044
NRG Energy, Inc.	22,817	2,178,111
PG&E Corp.	247,075	4,244,749
Pinnacle West Capital Corp.	12,807	1,219,867
PPL Corp.	83,158	3,002,835
Public Svc. Enterprise Group, Inc.	56,119	4,618,594
Sempra	71,344	5,091,108
Southern Co.	123,414	11,347,917
Vistra Corp.	38,322	4,500,536
WEC Energy Group, Inc.	35,782	3,899,522
Xcel Energy, Inc.	64,681	4,578,768

		136,099,861

TOTAL COMMON STOCKS (Cost: $2,665,095,747)		5,356,326,999

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.3%):
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill	A-1+	4.21	04/08/25	2,500,000	2,497,958
U.S. Treasury Bill (1)	A-1+	4.22	06/20/25	16,000,000	15,850,739
U.S. Treasury Bill	A-1+	4.23	04/22/25	19,500,000	19,452,006
U.S. Treasury Bill	A-1+	4.25	04/24/25	20,400,000	20,344,991
U.S. Treasury Bill	A-1+	4.31	04/01/25	15,300,000	15,300,000

					73,445,694

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $73,446,480)					73,445,694

MoA FUNDS - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
JP Morgan Chase, New York Time Deposit	3.58	04/01/25	441,584	441,584

TOTAL TEMPORARY CASH INVESTMENT (Cost: $441,584)				441,584

TOTAL INVESTMENTS (Cost: $2,738,983,811) 99.9%				5,430,214,277

OTHER NET ASSETS 0.1%				2,953,274

NET ASSETS 100.0%				$5,433,167,551

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
(2)	Percentage is less than 0.05%.

Information on futures contracts outstanding in the Fund as of March 31, 2025, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss) (a)	Face Value of Futures as a % of Total Investments
E-mini S&P 500 Stock Index	273	P	June 2025	$77,166,863	$(587,503)	1.4%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (97.9%):
COMMUNICATION SERVICES (6.0%)
Alphabet, Inc. Cl A	20,333	$3,144,295
Alphabet, Inc. Cl C	16,479	2,574,514
AT&T, Inc.	25,020	707,566
Charter Communications, Inc. Cl A*	337	124,195
Comcast Corp. Cl A	13,147	485,124
Electronic Arts, Inc.	827	119,518
Fox Corp. Cl A	760	43,016
Fox Corp. Cl B	460	24,247
IMAX Corp.*	8,762	230,879
Interpublic Group of Cos., Inc.	1,299	35,281
Live Nation Entertainment, Inc.*	547	71,427
Match Group, Inc.	875	27,300
Meta Platforms, Inc. Cl A	7,633	4,399,356
Netflix, Inc.*	1,491	1,390,402
News Corp. Cl A	1,318	35,876
News Corp. Cl B	390	11,844
Omnicom Group, Inc.	684	56,710
Paramount Global Cl B	2,074	24,805
Take-Two Interactive Software, Inc.*	5,785	1,198,941
Telephone & Data Systems, Inc.	12,172	471,543
TKO Group Hldgs., Inc. Cl A	232	35,452
T-Mobile US, Inc.	1,672	445,939
Verizon Communications, Inc.	14,674	665,613
Walt Disney Co.	6,302	622,007
Warner Bros Discovery, Inc.*	7,782	83,501

		17,029,351

CONSUMER DISCRETIONARY (10.0%)
Airbnb, Inc. Cl A*	1,509	180,265
Amazon.com, Inc.*	32,876	6,254,988
Aptiv PLC*	800	47,600
AutoZone, Inc.*	184	701,552
Best Buy Co., Inc.	679	49,981
Booking Hldgs., Inc.	115	529,795
Caesars Entertainment, Inc.*	741	18,525
CarMax, Inc.*	537	41,843
Carnival Corp.*	3,652	71,324
Champion Homes, Inc.*	6,058	574,056

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

CONSUMER DISCRETIONARY (10.0%) (continued)
Chipotle Mexican Grill, Inc. Cl A*	4,725	237,242
Darden Restaurants, Inc.	409	84,974
Deckers Outdoor Corp.*	530	59,259
Domino’s Pizza, Inc.	120	55,134
DoorDash, Inc. Cl A*	1,182	216,034
DR Horton, Inc.	989	125,732
eBay, Inc.	1,670	113,109
Expedia Group, Inc.	429	72,115
First Watch Restaurant Group, Inc.*	27,401	456,227
Ford Motor Co.	13,569	136,097
Fox Factory Hldg. Corp.*	10,492	244,883
Garmin Ltd.	536	116,382
General Motors Co.	3,469	163,147
Genuine Parts Co.	485	57,783
Golden Entertainment, Inc.	17,727	467,816
Hasbro, Inc.	457	28,101
Hilton Worldwide Hldgs., Inc.	839	190,914
Home Depot, Inc.	3,463	1,269,155
Las Vegas Sands Corp.	1,198	46,279
Lennar Corp. Cl A	814	93,431
LKQ Corp.	7,059	300,290
Lowe’s Cos., Inc.	1,969	459,230
Lululemon Athletica, Inc.*	391	110,676
Marriott International, Inc. Cl A	798	190,084
McDonald’s Corp.	2,498	780,300
MGM Resorts International*	780	23,119
Modine Manufacturing Co.*	3,980	305,465
Mohawk Industries, Inc.*	183	20,895
Murphy USA, Inc.	3,546	1,665,946
NIKE, Inc. Cl B	4,118	261,411
Norwegian Cruise Line Hldgs. Ltd.*	1,533	29,066
NVR, Inc.*	75	543,329
Ollie’s Bargain Outlet Hldgs., Inc.*	2,910	338,608
OneSpaWorld Hldgs. Ltd.	16,185	271,746
O’Reilly Automotive, Inc.*	201	287,949
Pool Corp.	133	42,341
PulteGroup, Inc.	706	72,577
Ralph Lauren Corp. Cl A	140	30,904
Ross Stores, Inc.	1,151	147,086
Royal Caribbean Cruises Ltd.	863	177,295
Starbucks Corp.	3,959	388,338

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

CONSUMER DISCRETIONARY (10.0%) (continued)
Tapestry, Inc.	722	50,836
Taylor Morrison Home Corp. Cl A*	16,324	980,093
Tesla, Inc.*	9,754	2,527,847
TJX Cos., Inc.	3,919	477,334
Tractor Supply Co.	17,764	978,796
Ulta Beauty, Inc.*	162	59,379
Vail Resorts, Inc.	12,369	1,979,287
Williams-Sonoma, Inc.	429	67,825
Wingstop, Inc.	1,021	230,317
Wyndham Hotels & Resorts, Inc.	16,250	1,470,787
Wynn Resorts Ltd.	313	26,135
Xponential Fitness, Inc. Cl A*	10,962	91,313
Yum! Brands, Inc.	973	153,111

		28,243,458

CONSUMER STAPLES (4.8%)
Altria Group, Inc.	5,908	354,598
Archer-Daniels-Midland Co.	1,668	80,081
Brown-Forman Corp. Cl B	635	21,552
Bunge Global S.A.	466	35,612
Church & Dwight Co., Inc.	857	94,347
Clorox Co.	430	63,318
Coca-Cola Co.	13,496	966,584
Coca-Cola Consolidated, Inc.	203	274,050
Colgate-Palmolive Co.	2,829	265,077
Conagra Brands, Inc.	1,664	44,379
Constellation Brands, Inc. Cl A	542	99,468
Costco Wholesale Corp.	1,547	1,463,122
Crimson Wine Group Ltd.*	37,737	217,365
Dollar General Corp.	767	67,442
Dollar Tree, Inc.*	705	52,924
Estee Lauder Cos., Inc. Cl A	816	53,856
Freshpet, Inc.*	6,154	511,828
General Mills, Inc.	1,922	114,916
Hershey Co.	515	88,080
Hormel Foods Corp.	1,014	31,373
J M Smucker Co.	371	43,930
Kellanova	937	77,293
Kenvue, Inc.	13,334	319,749
Keurig Dr Pepper, Inc.	4,162	142,424
Kimberly-Clark Corp.	1,157	164,549
Kraft Heinz Co.	3,041	92,538

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

CONSUMER STAPLES (4.8%) (continued)
Kroger Co.	2,321	157,108
Lamb Weston Hldgs., Inc.	18,285	974,591
McCormick & Co., Inc.	880	72,433
Molson Coors Beverage Co. Cl B	601	36,583
Mondelez International, Inc. Cl A	4,509	305,936
Monster Beverage Corp.*	2,441	142,847
Nomad Foods Ltd.	13,660	268,419
PepsiCo, Inc.	4,781	716,863
Performance Food Group Co.*	12,716	999,859
Philip Morris International, Inc.	5,420	860,317
Procter & Gamble Co.	8,174	1,393,013
Simply Good Foods Co.*	7,032	242,534
Sysco Corp.	1,706	128,018
Target Corp.	1,598	166,767
The Campbell’s Co.	685	27,345
Tyson Foods, Inc. Cl A	997	63,619
Walgreens Boots Alliance, Inc.	2,501	27,936
Walmart, Inc.	15,122	1,327,560

		13,652,203

ENERGY (4.6%)
APA Corp.	1,290	27,116
Baker Hughes Co. Cl A	20,135	884,933
Cheniere Energy, Inc.	3,320	768,248
Chevron Corp.	5,826	974,632
ConocoPhillips	4,448	467,129
Coterra Energy, Inc.	2,568	74,215
Devon Energy Corp.	12,116	453,138
Diamondback Energy, Inc.	652	104,242
EOG Resources, Inc.	1,961	251,479
EQT Corp.	2,080	111,134
Expand Energy Corp.	11,842	1,318,251
Exxon Mobil Corp.	15,174	1,804,644
Halliburton Co.	3,026	76,770
Hess Corp.	964	153,980
Kinder Morgan, Inc.	6,739	192,264
Liberty Energy, Inc. Cl A	30,580	484,081
Marathon Petroleum Corp.	1,102	160,550
MPLX LP	4,575	244,854
Noble Corp. PLC	6,498	154,003
Northern Oil & Gas, Inc.	31,926	965,123
Occidental Petroleum Corp.	2,355	116,243

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

ENERGY (4.6%) (continued)
ONEOK, Inc.	2,163	214,613
Ovintiv, Inc.	10,887	465,964
Permian Resources Corp. Cl A	31,101	430,749
Phillips 66	1,440	177,811
Schlumberger N.V.	4,883	204,109
Targa Resources Corp.	760	152,357
Texas Pacific Land Corp.	66	87,449
Valaris Ltd.*	3,600	141,336
Valero Energy Corp.	1,104	145,805
Williams Cos., Inc.	21,216	1,267,868

		13,075,090

FINANCIALS (15.3%)
Aflac, Inc.	1,726	191,914
Allstate Corp.	923	191,126
American Express Co.	1,935	520,612
American Financial Group, Inc.	3,864	507,498
American International Group, Inc.	2,069	179,879
Ameriprise Financial, Inc.	2,928	1,417,474
Aon PLC Cl A	754	300,914
Apollo Global Management, Inc.	1,558	213,353
Arch Capital Group Ltd.	9,516	915,249
Arthur J. Gallagher & Co.	886	305,883
Assurant, Inc.	179	37,545
Bank of America Corp.	23,081	963,170
Bank of New York Mellon Corp.	2,502	209,843
Berkshire Hathaway, Inc. Cl B*	6,390	3,403,186
Blackrock, Inc.	508	480,812
Blackstone, Inc.	2,551	356,579
Brown & Brown, Inc.	7,579	942,828
Capital One Financial Corp.	1,329	238,290
Cboe Global Markets, Inc.	365	82,596
Charles Schwab Corp.	5,941	465,061
Chubb Ltd.	1,299	392,285
Cincinnati Financial Corp.	545	80,507
Citigroup, Inc.	6,543	464,488
Citizens Financial Group, Inc.	1,524	62,438
CME Group, Inc. Cl A	1,256	333,204
Corpay, Inc.*	243	84,739
Discover Financial Svcs.	875	149,362
East West Bancorp, Inc.	4,050	363,528
Enterprise Financial Svcs. Corp.	9,643	518,215

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FINANCIALS (15.3%) (continued)
Erie Indemnity Co. Cl A	87	36,457
Essent Group Ltd.	11,067	638,787
Everest Group Ltd.	150	54,499
FactSet Research Systems, Inc.	132	60,012
Fidelity National Information Svcs., Inc.	1,847	137,934
Fifth Third Bancorp	18,897	740,762
First Financial Bankshares, Inc.	26,350	946,492
Fiserv, Inc.*	1,984	438,127
Franklin Resources, Inc.	1,080	20,790
German American Bancorp, Inc.	13,233	496,237
Global Payments, Inc.	864	84,603
Globe Life, Inc.	293	38,594
Goldman Sachs Group, Inc.	1,088	594,364
Hancock Whitney Corp.	9,687	508,083
Hartford Insurance Group, Inc.	6,827	844,705
Home BancShares, Inc.	14,891	420,969
Houlihan Lokey, Inc. Cl A	2,198	354,977
Huntington Bancshares, Inc.	5,067	76,056
Intercontinental Exchange, Inc.	2,002	345,345
Invesco Ltd.	1,562	23,696
Jack Henry & Associates, Inc.	254	46,380
Janus Henderson Group PLC	19,772	714,758
JPMorgan Chase & Co.	9,747	2,390,939
KeyCorp.	3,472	55,517
KKR & Co., Inc.	2,354	272,146
Loews Corp.	616	56,617
M&T Bank Corp.	4,448	795,080
MarketAxess Hldgs., Inc.	131	28,342
Marsh & McLennan Cos., Inc.	1,712	417,779
Mastercard, Inc. Cl A	2,839	1,556,113
MetLife, Inc.	2,018	162,025
Moelis & Co. Cl A	3,408	198,891
Moody’s Corp.	540	251,473
Morgan Stanley	4,314	503,314
MSCI, Inc. Cl A	271	153,250
Nasdaq, Inc.	1,443	109,466
Northern Trust Corp.	684	67,477
PayPal Hldgs., Inc.*	3,449	225,047
PJT Partners, Inc. Cl A	3,283	452,660
PNC Financial Svcs. Group, Inc.	1,381	242,738
Primerica, Inc.	4,025	1,145,233

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FINANCIALS (15.3%) (continued)
Principal Financial Group, Inc.	734	61,928
Progressive Corp.	2,042	577,906
Prudential Financial, Inc.	1,234	137,813
Raymond James Financial, Inc.	5,520	766,783
Regions Financial Corp.	3,169	68,862
Reinsurance Group of America, Inc. Cl A	1,751	344,772
S&P Global, Inc.	1,098	557,894
Selective Insurance Group, Inc.	8,743	800,334
ServisFirst Bancshares, Inc.	10,185	841,281
Shift4 Payments, Inc. Cl A*	12,326	1,007,157
Skyward Specialty Insurance Group, Inc.*	10,436	552,273
SouthState Corp.	4,577	424,837
State Street Corp.	1,006	90,067
Stifel Financial Corp.	2,632	248,092
Stock Yards Bancorp, Inc.	9,312	643,087
Synchrony Financial	1,356	71,787
T. Rowe Price Group, Inc.	776	71,291
Travelers Cos., Inc.	791	209,188
TriCo Bancshares	8,980	358,931
Truist Financial Corp.	4,587	188,755
U.S. Bancorp	5,438	229,592
UMB Financial Corp.	5,292	535,021
Visa, Inc. Cl A	6,008	2,105,564
W.R. Berkley Corp.	1,047	74,505
Wells Fargo & Co.	11,465	823,072
Willis Towers Watson PLC	348	117,607
Wintrust Financial Corp.	4,258	478,855

		43,466,566

HEALTH CARE (12.8%)
Abbott Laboratories	6,046	802,002
AbbVie, Inc.	6,154	1,289,386
Addus HomeCare Corp.*	4,057	401,197
Agilent Technologies, Inc.	4,047	473,418
Align Technology, Inc.*	245	38,921
Alnylam Pharmaceuticals, Inc.*	2,960	799,259
Amgen, Inc.	1,873	583,533
Amicus Therapeutics, Inc.*	18,245	148,879
Annexon, Inc.*	72,921	140,738
Avidity Biosciences, Inc.*	11,648	343,849
Axsome Therapeutics, Inc.*	2,908	339,160
Baxter International, Inc.	1,780	60,929

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

HEALTH CARE (12.8%) (continued)
Becton Dickinson & Co.	1,001	229,289
Biogen, Inc.*	510	69,788
BioLife Solutions, Inc.*	36,512	833,934
Bio-Techne Corp.	3,979	233,289
Blueprint Medicines Corp.*	2,533	224,196
Boston Scientific Corp.*	5,138	518,321
Bristol-Myers Squibb Co.	7,073	431,382
Cardinal Health, Inc.	843	116,140
Cencora, Inc.	602	167,410
Centene Corp.*	5,547	336,758
Charles River Laboratories International, Inc.*	178	26,793
Cigna Group	955	314,195
Cooper Cos., Inc.*	695	58,623
Corcept Therapeutics, Inc.*	13,713	1,566,299
CVS Health Corp.	4,394	297,693
Danaher Corp.	2,231	457,355
DaVita, Inc.*	154	23,557
Dexcom, Inc.*	3,854	263,190
Dyne Therapeutics, Inc.*	3,560	37,238
Edwards Lifesciences Corp.*	2,056	149,019
Elevance Health, Inc.	809	351,883
Eli Lilly & Co.	2,747	2,268,775
Encompass Health Corp.	4,863	492,525
Envista Hldgs. Corp.*	9,218	159,103
Fortrea Hldgs., Inc.*	16,021	120,959
GE HealthCare Technologies, Inc.	1,594	128,652
Gilead Sciences, Inc.	4,345	486,857
Halozyme Therapeutics, Inc.*	2,795	178,349
HCA Healthcare, Inc.	624	215,623
HealthEquity, Inc.*	7,405	654,380
Henry Schein, Inc.*	435	29,793
Hologic, Inc.*	783	48,366
Humana, Inc.	1,087	287,620
IDEXX Laboratories, Inc.*	3,047	1,279,588
Incyte Corp.*	559	33,847
Insmed, Inc.*	5,808	443,092
Insulet Corp.*	906	237,925
Intuitive Surgical, Inc.*	1,243	615,621
IQVIA Hldgs., Inc.*	3,709	653,897
iRhythm Technologies, Inc.*	1,521	159,218
Johnson & Johnson	8,393	1,391,895

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

HEALTH CARE (12.8%) (continued)
Krystal Biotech, Inc.*	2,321	418,476
Labcorp Hldgs., Inc.	291	67,727
Lantheus Hldgs., Inc.*	3,067	299,339
LeMaitre Vascular, Inc.	2,374	199,179
Madrigal Pharmaceuticals, Inc.*	827	273,927
McKesson Corp.	437	294,097
Medtronic PLC	4,470	401,674
Merck & Co., Inc.	8,818	791,504
Mettler-Toledo International, Inc.*	73	86,206
Moderna, Inc.*	1,181	33,481
Molina Healthcare, Inc.*	194	63,902
Neogen Corp.*	43,556	377,631
Omnicell, Inc.*	7,801	272,723
Option Care Health, Inc.*	5,401	188,765
Orthofix Medical, Inc.*	11,433	186,472
OrthoPediatrics Corp.*	12,425	306,028
Pfizer, Inc.	19,754	500,566
Quest Diagnostics, Inc.	387	65,480
Regeneron Pharmaceuticals, Inc.	367	232,762
Repligen Corp.*	2,140	272,294
ResMed, Inc.	512	114,611
Revvity, Inc.	424	44,859
Simulations Plus, Inc.	6,097	149,498
Soleno Therapeutics, Inc.*	5,257	375,613
Solventum Corp.*	482	36,651
SpringWorks Therapeutics, Inc.*	10,366	457,452
STERIS PLC	343	77,741
Stevanato Group SpA	46,780	955,248
Stryker Corp.	1,197	445,583
Supernus Pharmaceuticals, Inc.*	13,558	444,024
Tarsus Pharmaceuticals, Inc.*	9,115	468,238
Teleflex, Inc.	4,215	582,471
Tenet Healthcare Corp.*	2,212	297,514
Thermo Fisher Scientific, Inc.	1,334	663,798
Ultragenyx Pharmaceutical, Inc.*	3,296	119,348
UnitedHealth Group, Inc.	3,208	1,680,190
Universal Health Svcs., Inc. Cl B	205	38,520
Veeva Systems, Inc. Cl A*	2,405	557,070
Vericel Corp.*	10,675	476,319
Vertex Pharmaceuticals, Inc.*	896	434,399
Viatris, Inc.	4,161	36,242

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

HEALTH CARE (12.8%) (continued)
Waters Corp.*	207	76,294
West Pharmaceutical Svcs., Inc.	253	56,642
Xenon Pharmaceuticals, Inc.*	3,579	120,075
Zimmer Biomet Hldgs., Inc.	694	78,547
Zoetis, Inc. Cl A	1,561	257,019

		36,389,907

INDUSTRIALS (12.0%)
3M Co.	1,893	278,006
Allegion PLC	303	39,529
AMETEK, Inc.	6,785	1,167,970
AO Smith Corp.	412	26,928
Applied Industrial Technologies, Inc.	5,150	1,160,501
ArcBest Corp.	3,623	255,711
Arcosa, Inc.	4,485	345,883
Atkore, Inc.	1,773	106,362
Automatic Data Processing, Inc.	1,419	433,547
Axon Enterprise, Inc.*	1,371	721,077
Boeing Co.*	2,614	445,818
Broadridge Financial Solutions, Inc.	408	98,924
Builders FirstSource, Inc.*	6,625	827,727
Carlisle Cos., Inc.	2,329	793,024
Carrier Global Corp.	2,815	178,471
Casella Waste Systems, Inc. Cl A*	3,096	345,235
Caterpillar, Inc.	1,666	549,447
CH Robinson Worldwide, Inc.	413	42,291
Chart Industries, Inc.*	2,307	333,039
Cintas Corp.	1,195	245,608
Clean Harbors, Inc.*	3,874	763,565
Copart, Inc.*	3,057	172,996
Crane Co.	2,687	411,595
CSX Corp.	6,722	197,828
Cummins, Inc.	479	150,138
Dayforce, Inc.*	554	32,315
Deere & Co.	883	414,436
Delta Air Lines, Inc.	2,236	97,490
Dover Corp.	5,668	995,754
Eaton Corp. PLC	1,378	374,582
EMCOR Group, Inc.	1,090	402,897
Emerson Electric Co.	1,966	215,552
Enpro, Inc.	3,180	514,492
Equifax, Inc.	432	105,218

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INDUSTRIALS (12.0%) (continued)
ESCO Technologies, Inc.	7,716	1,227,770
ExlService Hldgs., Inc.*	8,909	420,594
Expeditors International of Washington, Inc.	488	58,682
Fastenal Co.	1,998	154,945
Federal Signal Corp.	6,997	514,629
FedEx Corp.	773	188,442
First Advantage Corp.*	112,448	1,584,392
Fortive Corp.	1,190	87,084
GE Vernova, Inc.	961	293,374
Generac Hldgs., Inc.*	207	26,217
General Dynamics Corp.	885	241,233
General Electric Co.	3,742	748,961
Graco, Inc.	7,119	594,508
HEICO Corp. Cl A	2,832	597,467
Honeywell International, Inc.	2,267	480,037
Howmet Aerospace, Inc.	1,412	183,179
Hubbell, Inc. Cl B	187	61,880
Huntington Ingalls Industries, Inc.	136	27,749
Huron Consulting Group, Inc.*	3,025	433,936
IDEX Corp.	264	47,776
Illinois Tool Works, Inc.	931	230,897
Ingersoll Rand, Inc.	1,405	112,442
Jacobs Solutions, Inc.	428	51,741
Janus International Group, Inc.*	43,848	315,706
JB Hunt Transport Svcs., Inc.	277	40,982
Johnson Controls International PLC	2,302	184,413
L-3 Harris Technologies, Inc.	657	137,517
Leidos Hldgs., Inc.	458	61,803
Lennox International, Inc.	112	62,813
Lockheed Martin Corp.	731	326,545
Masco Corp.	739	51,390
Mercury Systems, Inc.*	4,354	187,614
Middleby Corp.*	3,336	507,005
Miller Industries, Inc.	6,799	288,074
Mueller Industries, Inc.	12,688	966,064
Nordson Corp.	189	38,125
Norfolk Southern Corp.	789	186,875
Northrop Grumman Corp.	475	243,205
Old Dominion Freight Line, Inc.	655	108,370
Otis Worldwide Corp.	1,383	142,726
PACCAR, Inc.	1,828	177,992

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INDUSTRIALS (12.0%) (continued)
Parker-Hannifin Corp.	449	272,925
Paychex, Inc.	1,117	172,331
Paycom Software, Inc.	165	36,049
Pentair PLC	576	50,388
Quanta Svcs., Inc.	1,556	395,504
Republic Svcs., Inc. Cl A	708	171,449
Rockwell Automation, Inc.	394	101,802
Rollins, Inc.	979	52,895
RTX Corp.	4,643	615,012
Saia, Inc.*	1,688	589,838
Snap-on, Inc.	183	61,673
Southwest Airlines Co.	2,066	69,376
SPX Technologies, Inc.*	1,236	159,172
Stanley Black & Decker, Inc.	537	41,285
Sterling Infrastructure, Inc.*	3,738	423,179
Textron, Inc.	637	46,023
Trane Technologies PLC	782	263,471
TransDigm Group, Inc.	196	271,125
TransUnion	5,477	454,536
Uber Technologies, Inc.*	7,282	530,567
UFP Industries, Inc.	9,013	964,752
Union Pacific Corp.	2,107	497,758
United Airlines Hldgs., Inc.*	1,147	79,200
United Parcel Svc., Inc. Cl B	2,550	280,474
United Rentals, Inc.	228	142,888
Veralto Corp.	3,295	321,098
Verisk Analytics, Inc. Cl A	492	146,429
VSE Corp.	4,635	556,154
Waste Management, Inc.	1,273	294,712
Westinghouse Air Brake Technologies Corp.	596	108,085
WW Grainger, Inc.	155	153,114
Xylem, Inc.	847	101,183

		34,063,557

INFORMATION TECHNOLOGY (21.6%)
Accenture PLC Cl A	2,180	680,247
Adeia, Inc.	6,637	87,741
Adobe, Inc.*	1,518	582,199
Advanced Energy Industries, Inc.	2,310	220,166
Advanced Micro Devices, Inc.*	5,649	580,378
Agilysys, Inc.*	2,953	214,211
Akamai Technologies, Inc.*	524	42,182

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INFORMATION TECHNOLOGY (21.6%) (continued)
Amphenol Corp. Cl A	16,208	1,063,083
Analog Devices, Inc.	1,730	348,889
ANSYS, Inc.*	305	96,551
Apple, Inc.	52,363	11,631,393
Applied Materials, Inc.	2,833	411,125
Arista Networks, Inc.*	3,601	279,005
Arlo Technologies, Inc.*	49,133	484,943
Autodesk, Inc.*	750	196,350
BlackLine, Inc.*	8,042	389,394
Broadcom, Inc.	16,338	2,735,471
Cadence Design Systems, Inc.*	956	243,139
CDW Corp.	465	74,521
Ciena Corp.*	2,276	137,539
Cisco Systems, Inc.	13,883	856,720
Cognizant Technology Solutions Corp. Cl A	1,725	131,962
Core Scientific, Inc.*	19,320	139,877
Corning, Inc.	2,687	123,011
Credo Technology Group Hldg. Ltd.*	7,093	284,855
Crowdstrike Hldgs., Inc. Cl A*	858	302,514
CyberArk Software Ltd.*	2,461	831,818
Dell Technologies, Inc. Cl C	1,087	99,080
Digi International, Inc.*	7,867	218,939
Enphase Energy, Inc.*	462	28,667
EPAM Systems, Inc.*	1,070	180,659
F5, Inc.*	201	53,520
Fabrinet*	1,813	358,086
Fair Isaac Corp.*	85	156,754
First Solar, Inc.*	373	47,158
Fortinet, Inc.*	2,218	213,505
Gartner, Inc.*	268	112,490
Gen Digital, Inc.	1,891	50,187
GoDaddy, Inc. Cl A*	492	88,629
Grid Dynamics Hldgs., Inc.*	25,597	400,593
Guidewire Software, Inc.*	1,415	265,114
Harmonic, Inc.*	18,086	173,445
Hewlett Packard Enterprise Co.	4,578	70,639
HP, Inc.	3,269	90,519
Ichor Hldgs. Ltd.*	7,444	168,309
indie Semiconductor, Inc. Cl A*	4,973	10,120
Intel Corp.	15,093	342,762
International Business Machines Corp.	3,224	801,680

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INFORMATION TECHNOLOGY (21.6%) (continued)
Intuit, Inc.	976	599,254
Jabil, Inc.	382	51,979
Juniper Networks, Inc.	1,154	41,763
Keysight Technologies, Inc.*	603	90,311
KLA Corp.	464	315,427
Lam Research Corp.	4,475	325,332
Microchip Technology, Inc.	5,752	278,454
Micron Technology, Inc.	3,883	337,394
Microsoft Corp.	25,913	9,727,481
MKS Instruments, Inc.	1,677	134,412
MongoDB, Inc. Cl A*	548	96,119
Monolithic Power Systems, Inc.	529	306,809
Motorola Solutions, Inc.	583	255,243
NetApp, Inc.	709	62,279
Novanta, Inc.*	1,998	255,484
NVIDIA Corp.	85,365	9,251,859
NXP Semiconductors N.V.	886	168,393
Okta, Inc. Cl A*	3,177	334,284
ON Semiconductor Corp.*	8,051	327,595
Onto Innovation, Inc.*	1,580	191,717
Oracle Corp.	5,654	790,486
Palantir Technologies, Inc. Cl A*	7,146	603,122
Palo Alto Networks, Inc.*	4,809	820,608
PDF Solutions, Inc.*	6,873	131,343
PTC, Inc.*	2,450	379,627
Q2 Hldgs., Inc.*	3,142	251,391
QUALCOMM, Inc.	3,856	592,320
Rambus, Inc.*	6,610	342,233
Rapid7, Inc.*	5,811	154,050
Roper Technologies, Inc.	2,416	1,424,425
Salesforce, Inc.	3,335	894,981
Seagate Technology Hldgs. PLC	738	62,693
ServiceNow, Inc.*	718	571,628
Skyworks Solutions, Inc.	560	36,193
Super Micro Computer, Inc.*	1,756	60,125
Synopsys, Inc.*	1,132	485,458
TE Connectivity PLC	1,040	146,973
Teledyne Technologies, Inc.*	1,840	915,786
Tenable Hldgs., Inc.*	5,966	208,691
Teradyne, Inc.	568	46,917
Texas Instruments, Inc.	3,174	570,368

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INFORMATION TECHNOLOGY (21.6%) (continued)
Trimble, Inc.*	856	56,196
TTM Technologies, Inc.*	14,568	298,790
Tyler Technologies, Inc.*	149	86,627
Varonis Systems, Inc. Cl B*	6,257	253,096
VeriSign, Inc.*	284	72,099
Vontier Corp.	7,004	230,081
Western Digital Corp.*	1,212	49,001
Workday, Inc. Cl A*	745	173,980
Workiva, Inc. Cl A*	5,672	430,562
Zebra Technologies Corp. Cl A*	180	50,861

		61,442,439

MATERIALS (3.0%)
Air Products & Chemicals, Inc.	775	228,563
Albemarle Corp.	410	29,528
Amcor PLC	5,039	48,878
Ashland, Inc.	17,526	1,039,117
Avery Dennison Corp.	280	49,832
Axalta Coating Systems Ltd.*	5,814	192,850
Ball Corp.	1,040	54,153
CF Industries Hldgs., Inc.	607	47,437
Corteva, Inc.	2,390	150,403
Crown Hldgs., Inc.	15,281	1,363,982
Dow, Inc.	2,453	85,659
DuPont de Nemours, Inc.	6,904	515,591
Eastman Chemical Co.	402	35,420
Ecolab, Inc.	879	222,844
FMC Corp.	4,640	195,762
Freeport-McMoRan, Inc.	5,010	189,679
HB Fuller Co.	7,951	446,210
International Flavors & Fragrances, Inc.	891	69,150
International Paper Co.	1,837	98,004
Linde PLC	1,660	772,962
LyondellBasell Industries N.V. Cl A	904	63,642
Martin Marietta Materials, Inc.	213	101,842
Materion Corp.	3,481	284,050
Mosaic Co.	1,107	29,900
Newmont Corp.	3,969	191,623
Nucor Corp.	819	98,558
Packaging Corp. of America	311	61,584
PPG Industries, Inc.	809	88,464
Quaker Chemical Corp.	6,862	848,212

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

MATERIALS (3.0%) (continued)
Sherwin-Williams Co.	808	282,145
Smurfit WestRock PLC	1,723	77,638
Steel Dynamics, Inc.	494	61,790
Vulcan Materials Co.	2,275	530,757

		8,556,229

REAL ESTATE (4.2%)
Alexandria Real Estate Equities, Inc.	4,399	406,951
American Healthcare REIT, Inc.	22,998	696,839
American Tower Corp.	1,629	354,470
Apartment Investment & Management Co. Cl A	21,040	185,152
AvalonBay Communities, Inc.	495	106,237
BXP, Inc.	507	34,065
Camden Property Trust	4,362	533,473
CBRE Group, Inc. Cl A*	1,031	134,834
CoStar Group, Inc.*	5,125	406,054
Cousins Properties, Inc.	10,353	305,413
Crown Castle, Inc.	1,515	157,908
CTO Realty Growth, Inc.	9,520	183,831
Digital Realty Trust, Inc.	2,686	384,877
EastGroup Properties, Inc.	2,499	440,199
Equinix, Inc.	339	276,404
Equity Residential	1,191	85,252
Essex Property Trust, Inc.	224	68,672
Extra Space Storage, Inc.	3,127	464,328
Federal Realty Investment Trust	268	26,216
Gaming & Leisure Properties, Inc.	6,722	342,150
Healthpeak Properties, Inc.	16,677	337,209
Host Hotels & Resorts, Inc.	2,437	34,630
Invitation Homes, Inc.	1,986	69,212
Iron Mountain, Inc.	1,023	88,019
Kimco Realty Corp.	2,368	50,296
Kite Realty Group Trust	18,613	416,373
Mid-America Apartment Communities, Inc.	408	68,373
Phillips Edison & Co., Inc.	5,836	212,956
PotlatchDeltic Corp.	9,676	436,581
Prologis, Inc.	3,230	361,082
Public Storage	549	164,310
Realty Income Corp.	6,099	353,803
Regency Centers Corp.	569	41,969
Ryman Hospitality Properties, Inc.	1,744	159,471
Sabra Health Care REIT, Inc.	23,174	404,850

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

REAL ESTATE (4.2%) (continued)
SBA Communications Corp. Cl A	375	82,504
Simon Property Group, Inc.	1,069	177,540
Sun Communities, Inc.	2,908	374,085
Terreno Realty Corp.	6,600	417,252
UDR, Inc.	1,049	47,383
Urban Edge Properties	10,964	208,316
Ventas, Inc.	5,315	365,459
VICI Properties, Inc. Cl A	3,675	119,879
Welltower, Inc.	5,592	856,750
Weyerhaeuser Co.	12,014	351,770
Xenia Hotels & Resorts, Inc.	19,263	226,533

		12,019,930

UTILITIES (3.6%)
AES Corp.	2,479	30,789
Alliant Energy Corp.	895	57,593
Ameren Corp.	940	94,376
American Electric Power Co., Inc.	1,858	203,024
American Water Works Co., Inc.	680	100,314
Atmos Energy Corp.	2,493	385,368
Avista Corp.	8,372	350,536
Black Hills Corp.	6,606	400,654
CenterPoint Energy, Inc.	2,272	82,314
Chesapeake Utilities Corp.	3,512	451,046
CMS Energy Corp.	1,042	78,265
Consolidated Edison, Inc.	1,208	133,593
Constellation Energy Corp.	1,090	219,777
Dominion Energy, Inc.	2,929	164,229
DTE Energy Co.	722	99,831
Duke Energy Corp.	2,704	329,807
Edison International	1,350	79,542
Entergy Corp.	6,263	535,424
Evergy, Inc.	15,852	1,092,995
Eversource Energy	1,278	79,377
Exelon Corp.	3,503	161,418
FirstEnergy Corp.	1,788	72,271
NextEra Energy, Inc.	7,168	508,139
NiSource, Inc.	18,770	752,489
Northwestern Energy Group, Inc.	5,751	332,810
NRG Energy, Inc.	12,563	1,199,264
PG&E Corp.	7,646	131,358
Pinnacle West Capital Corp.	396	37,719

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

UTILITIES (3.6%) (continued)
PPL Corp.	2,573	92,911
Public Svc. Enterprise Group, Inc.	6,717	552,809
Sempra	2,208	157,563
SJW Group	5,916	323,546
Southern Co.	3,820	351,249
Spire, Inc.	3,374	264,015
Vistra Corp.	1,186	139,284
WEC Energy Group, Inc.	1,107	120,641
Xcel Energy, Inc.	2,002	141,722

		10,308,062

TOTAL COMMON STOCKS (Cost: $201,894,050)		278,246,792

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.3%):
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill	A-1+	4.21	04/08/25	$1,000,000	$999,183
U.S. Treasury Bill	A-1+	4.23	04/22/25	1,000,000	997,541
U.S. Treasury Bill (1)	A-1+	4.23	06/20/25	500,000	495,336

					2,492,060

U.S. GOVERNMENT AGENCIES (0.4%) FNMA	A-1+	4.03	04/01/25	1,200,000	1,200,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,692,072)					3,692,060

TEMPORARY CASH INVESTMENT (0.7%):
JP Morgan Chase, New York Time Deposit		3.58	04/01/25	1,922,456	1,922,456

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,922,456)					1,922,456

TOTAL INVESTMENTS (Cost: $207,508,578) 99.9%					283,861,308

OTHER NET ASSETS 0.1%					(65,280)

NET ASSETS 100.0%					$283,796,028

MoA FUNDS - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviation:

FNMA = Federal National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Fund as of March 31, 2025, was as follows:

Contracts Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss) (a)	Face Value of Futures as a % of Total Investments
E-mini S&P 500 Stock Index	6	P	June 2025	$1,695,975	$(11,580)	0.6%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (99.2%):
COMMUNICATION SERVICES (1.6%)
Telephone & Data Systems, Inc.	153,761	$5,956,701

CONSUMER DISCRETIONARY (8.5%)
Champion Homes, Inc.*	31,007	2,938,223
First Watch Restaurant Group, Inc.*	154,530	2,572,924
Fox Factory Hldg. Corp.*	135,175	3,154,984
Golden Entertainment, Inc.	100,350	2,648,237
Taylor Morrison Home Corp. Cl A*	90,992	5,463,160
Vail Resorts, Inc.	40,435	6,470,409
Wyndham Hotels & Resorts, Inc.	68,523	6,202,017
Xponential Fitness, Inc. Cl A*	140,127	1,167,258

		30,617,212

CONSUMER STAPLES (2.0%)
Crimson Wine Group Ltd.*	507,142	2,921,138
Nomad Foods Ltd.	178,154	3,500,726
Simply Good Foods Co.*	23,885	823,794

		7,245,658

ENERGY (6.3%)
Liberty Energy, Inc. Cl A	209,430	3,315,277
Noble Corp. PLC	84,869	2,011,395
Northern Oil & Gas, Inc.	199,591	6,033,636
Ovintiv, Inc.	143,745	6,152,286
Permian Resources Corp. Cl A	393,929	5,455,917

		22,968,511

FINANCIALS (28.3%)
Enterprise Financial Svcs. Corp.	125,939	6,767,962
Essent Group Ltd.	146,116	8,433,815
First Financial Bankshares, Inc.	152,337	5,471,945
German American Bancorp, Inc.	172,814	6,480,525
Hancock Whitney Corp.	126,499	6,634,873
Home BancShares, Inc.	196,602	5,557,939
Janus Henderson Group PLC	147,968	5,349,043
Moelis & Co. Cl A	44,458	2,594,569
Selective Insurance Group, Inc.	72,037	6,594,267
ServisFirst Bancshares, Inc.	75,272	6,217,467

MoA FUNDS - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FINANCIALS (28.3%) (continued)
Skyward Specialty Insurance Group, Inc.*	133,380	7,058,470
SouthState Corp.	58,579	5,437,303
Stifel Financial Corp.	34,740	3,274,592
Stock Yards Bancorp, Inc.	126,383	8,728,010
TriCo Bancshares	118,564	4,739,003
UMB Financial Corp.	69,863	7,063,149
Wintrust Financial Corp.	55,602	6,253,001

		102,655,933

HEALTH CARE (12.4%)
Annexon, Inc.*	468,932	905,039
Avidity Biosciences, Inc.*	79,381	2,343,327
BioLife Solutions, Inc.*	240,157	5,485,186
Corcept Therapeutics, Inc.*	58,592	6,692,378
Fortrea Hldgs., Inc.*	209,478	1,581,559
Krystal Biotech, Inc.*	12,308	2,219,132
Omnicell, Inc.*	74,093	2,590,291
Orthofix Medical, Inc.*	150,957	2,462,109
Soleno Therapeutics, Inc.*	18,733	1,338,473
SpringWorks Therapeutics, Inc.*	64,575	2,849,695
Stevanato Group SpA	322,001	6,575,260
Supernus Pharmaceuticals, Inc.*	113,638	3,721,644
Tarsus Pharmaceuticals, Inc.*	58,923	3,026,875
Vericel Corp.*	68,925	3,075,434

		44,866,402

INDUSTRIALS (13.8%)
ArcBest Corp.	16,812	1,186,591
Arcosa, Inc.	58,690	4,526,173
Enpro, Inc.	41,987	6,793,076
First Advantage Corp.*	436,372	6,148,481
Janus International Group, Inc.*	208,479	1,501,049
Middleby Corp.*	23,359	3,550,101
Miller Industries, Inc.	80,851	3,425,657
Mueller Industries, Inc.	116,991	8,907,695
UFP Industries, Inc.	63,670	6,815,237
VSE Corp.	60,453	7,253,755

		50,107,815

INFORMATION TECHNOLOGY (3.6%)
Adeia, Inc.	85,181	1,126,093
Arlo Technologies, Inc.*	299,863	2,959,648

MoA FUNDS - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INFORMATION TECHNOLOGY (3.6%) (continued)
Digi International, Inc.*	100,556	2,798,473
Ichor Hldgs. Ltd.*	96,024	2,171,103
TTM Technologies, Inc.*	191,292	3,923,399

		12,978,716

MATERIALS (4.6%)
Ashland, Inc.	93,960	5,570,889
HB Fuller Co.	58,920	3,306,590
Materion Corp.	25,865	2,110,584
Quaker Chemical Corp.	44,410	5,489,520

		16,477,583

REAL ESTATE (12.1%)
American Healthcare REIT, Inc.	303,644	9,200,413
Apartment Investment & Management Co. Cl A	279,089	2,455,983
Cousins Properties, Inc.	136,698	4,032,591
CTO Realty Growth, Inc.	121,968	2,355,202
Kite Realty Group Trust	243,391	5,444,657
PotlatchDeltic Corp.	127,744	5,763,809
Sabra Health Care REIT, Inc.	305,969	5,345,279
Terreno Realty Corp.	55,532	3,510,733
Urban Edge Properties	139,895	2,658,005
Xenia Hotels & Resorts, Inc.	251,440	2,956,934

		43,723,606

UTILITIES (6.0%)
Avista Corp.	109,376	4,579,573
Black Hills Corp.	86,307	5,234,519
Northwestern Energy Group, Inc.	75,133	4,347,947
SJW Group	76,204	4,167,597
Spire, Inc.	44,550	3,486,037

		21,815,673

TOTAL COMMON STOCKS (Cost: $318,092,988)		359,413,810

MoA FUNDS - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.7%):
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill	A-1+	4.23	04/22/25	1,500,000	1,496,311

U.S. GOVERNMENT AGENCIES (0.3%)
FNMA	A-1+	4.03	04/01/25	1,000,000	1,000,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,496,311)					2,496,311

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit	3.58	04/01/25	53,552	53,552

TOTAL TEMPORARY CASH INVESTMENT (Cost: $53,552)				53,552

TOTAL INVESTMENTS (Cost: $320,642,851) 99.9%				361,963,673

OTHER NET ASSETS 0.1%				206,928

NET ASSETS 100.0%				$362,170,601

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations: FNMA = Federal National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (98.8%):
COMMUNICATION SERVICES (0.8%)
IMAX Corp.*	110,627	$2,915,021

CONSUMER DISCRETIONARY (10.6%)
Champion Homes, Inc.*	46,698	4,425,103
First Watch Restaurant Group, Inc.*	201,245	3,350,729
Golden Entertainment, Inc.	127,396	3,361,980
Modine Manufacturing Co.*	50,256	3,857,148
Murphy USA, Inc.	13,761	6,465,055
Ollie’s Bargain Outlet Hldgs., Inc.*	36,743	4,275,416
OneSpaWorld Hldgs. Ltd.	204,352	3,431,070
Taylor Morrison Home Corp. Cl A*	41,348	2,482,534
Vail Resorts, Inc.	34,516	5,523,250

		37,172,285

CONSUMER STAPLES (2.6%)
Coca-Cola Consolidated, Inc.	2,560	3,456,000
Freshpet, Inc.*	41,135	3,421,198
Simply Good Foods Co.*	65,748	2,267,648

		9,144,846

ENERGY (3.8%)
Expand Energy Corp.	21,718	2,417,648
Liberty Energy, Inc. Cl A	191,282	3,027,994
Northern Oil & Gas, Inc.	204,146	6,171,333
Valaris Ltd.*	45,457	1,784,642

		13,401,617

FINANCIALS (8.3%)
First Financial Bankshares, Inc.	185,424	6,660,430
Houlihan Lokey, Inc. Cl A	27,747	4,481,141
PJT Partners, Inc. Cl A	41,447	5,714,712
Primerica, Inc.	14,528	4,133,652
Selective Insurance Group, Inc.	40,735	3,728,882
ServisFirst Bancshares, Inc.	56,622	4,676,977

		29,395,794

HEALTH CARE (28.5%)
Addus HomeCare Corp.*	51,229	5,066,036

MoA FUNDS - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

HEALTH CARE (28.5%) (continued)
Amicus Therapeutics, Inc.*	230,364	1,879,770
Annexon, Inc.*	466,042	899,461
Avidity Biosciences, Inc.*	69,977	2,065,721
Axsome Therapeutics, Inc.*	36,715	4,282,070
BioLife Solutions, Inc.*	228,828	5,226,432
Blueprint Medicines Corp.*	31,988	2,831,258
Corcept Therapeutics, Inc.*	120,668	13,782,699
Dyne Therapeutics, Inc.*	44,956	470,240
Halozyme Therapeutics, Inc.*	35,290	2,251,855
HealthEquity, Inc.*	40,248	3,556,716
Insmed, Inc.*	73,333	5,594,575
iRhythm Technologies, Inc.*	19,206	2,010,484
Krystal Biotech, Inc.*	17,534	3,161,380
Lantheus Hldgs., Inc.*	38,731	3,780,146
LeMaitre Vascular, Inc.	29,977	2,515,070
Madrigal Pharmaceuticals, Inc.*	10,436	3,456,716
Neogen Corp.*	367,989	3,190,465
Omnicell, Inc.*	27,644	966,434
Option Care Health, Inc.*	68,197	2,383,485
OrthoPediatrics Corp.*	156,883	3,864,028
Simulations Plus, Inc.	76,981	1,887,574
Soleno Therapeutics, Inc.*	47,653	3,404,807
SpringWorks Therapeutics, Inc.*	66,052	2,914,875
Stevanato Group SpA	279,341	5,704,143
Supernus Pharmaceuticals, Inc.*	61,294	2,007,378
Tarsus Pharmaceuticals, Inc.*	59,503	3,056,669
Tenet Healthcare Corp.*	27,927	3,756,182
Vericel Corp.*	68,882	3,073,515
Xenon Pharmaceuticals, Inc.*	45,184	1,515,923

		100,556,107

INDUSTRIALS (20.2%)
Applied Industrial Technologies, Inc.	23,733	5,347,994
ArcBest Corp.	29,747	2,099,543
Atkore, Inc.	22,140	1,328,179
Casella Waste Systems, Inc. Cl A*	39,091	4,359,037
Chart Industries, Inc.*	29,127	4,204,774
EMCOR Group, Inc.	7,785	2,877,570
ESCO Technologies, Inc.	58,494	9,307,565
ExlService Hldgs., Inc.*	112,494	5,310,842
Federal Signal Corp.	88,342	6,497,554

MoA FUNDS - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INDUSTRIALS (20.2%) (continued)
First Advantage Corp.*	336,049	4,734,930
Huron Consulting Group, Inc.*	37,789	5,420,832
Janus International Group, Inc.*	341,637	2,459,786
Mercury Systems, Inc.*	54,978	2,369,002
Saia, Inc.*	5,081	1,775,454
SPX Technologies, Inc.*	15,606	2,009,741
Sterling Infrastructure, Inc.*	47,198	5,343,286
UFP Industries, Inc.	52,254	5,593,268

		71,039,357

INFORMATION TECHNOLOGY (18.1%)
Advanced Energy Industries, Inc.	29,170	2,780,193
Agilysys, Inc.*	37,283	2,704,509
Arlo Technologies, Inc.*	337,506	3,331,184
Blackline, Inc.*	101,542	4,916,664
Core Scientific, Inc.*	243,946	1,766,169
Credo Technology Group Hldg. Ltd.*	89,558	3,596,649
CyberArk Software Ltd.*	14,188	4,795,544
Fabrinet*	22,892	4,521,399
Grid Dynamics Hldgs., Inc.*	323,199	5,058,065
Harmonic, Inc.*	240,105	2,302,607
indie Semiconductor, Inc. Cl A*	90,744	184,664
Novanta, Inc.*	25,230	3,226,160
Onto Innovation, Inc.*	19,955	2,421,340
PDF Solutions, Inc.*	86,783	1,658,423
Q2 Hldgs., Inc.*	39,678	3,174,637
Rambus, Inc.*	83,461	4,321,193
Rapid7, Inc.*	73,373	1,945,118
Tenable Hldgs., Inc.*	75,335	2,635,218
Varonis Systems, Inc. Cl B*	78,998	3,195,469
Workiva, Inc. Cl A*	71,612	5,436,067

		63,971,272

MATERIALS (2.6%)
HB Fuller Co.	43,257	2,427,583
Materion Corp.	18,958	1,546,973
Quaker Chemical Corp.	42,246	5,222,028

		9,196,584

REAL ESTATE (1.7%)
EastGroup Properties, Inc.	7,926	1,396,165
Phillips Edison & Co., Inc.	73,691	2,688,985

MoA FUNDS - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

REAL ESTATE (1.7%) (continued)
Ryman Hospitality Properties, Inc.	22,016	2,013,143

		6,098,293

UTILITIES (1.6%)
Chesapeake Utilities Corp.	44,341	5,694,715

TOTAL COMMON STOCKS (Cost: $308,211,582)		348,585,891

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.0%):
U.S. GOVERNMENT AGENCIES (1.0%)
FNMA	A-1+	4.03	04/01/25	$3,400,000	$3,400,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,400,000)					3,400,000

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit	3.58	04/01/25	$95,623	$95,623

TOTAL TEMPORARY CASH INVESTMENT (Cost: $95,623)				95,623

TOTAL INVESTMENTS (Cost: $311,707,205) 99.8%				352,081,514

OTHER NET ASSETS 0.2%				596,120

NET ASSETS 100.0%				$352,677,634

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviation: FNMA = Federal National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (99.8%):
COMMUNICATION SERVICES (3.0%)
Cable One, Inc.	672	$178,598
Cargurus, Inc. Cl A*	12,808	373,097
Cars.com, Inc.*	8,674	97,756
Cinemark Hldgs., Inc.	15,551	387,064
Cogent Communications Hldgs., Inc.	6,149	376,995
Gogo, Inc.*	8,609	74,210
IAC, Inc.*	10,313	473,779
John Wiley & Sons, Inc. Cl A	5,972	266,112
Lumen Technologies, Inc.*	147,776	579,282
Madison Square Garden Sports Corp. Cl A*	2,440	475,117
QuinStreet, Inc.*	8,223	146,698
Scholastic Corp.	3,615	68,251
Shenandoah Telecommunications Co.	6,679	83,955
Shutterstock, Inc.	3,500	65,205
TechTarget, Inc.*	3,953	58,544
TEGNA, Inc.	23,463	427,496
Telephone & Data Systems, Inc.	14,201	550,147
Thryv Hldgs., Inc.*	5,873	75,233
TripAdvisor, Inc.*	16,031	227,159
Yelp, Inc. Cl A*	9,585	354,933
Ziff Davis, Inc.*	6,224	233,898

		5,573,529

CONSUMER DISCRETIONARY (12.4%)
Academy Sports & Outdoors, Inc.	10,106	460,935
Acushnet Hldgs. Corp.	3,985	273,610
Adient PLC*	12,223	157,188
Adtalem Global Education, Inc.*	5,427	546,173
Advance Auto Parts, Inc.	8,642	338,853
American Axle & Manufacturing Hldgs., Inc.*	17,122	69,687
American Eagle Outfitters, Inc.	25,456	295,799
Asbury Automotive Group, Inc.*	2,853	630,057
BJ’s Restaurants, Inc.*	3,323	113,846
Bloomin’ Brands, Inc.	10,996	78,841
Boot Barn Hldgs., Inc.*	4,455	478,601
BorgWarner, Inc.	31,844	912,331

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

CONSUMER DISCRETIONARY (12.4%) (continued)
Brinker International, Inc.*	6,467	963,906
Buckle, Inc.	4,356	166,922
Caleres, Inc.	4,897	84,375
Carter’s, Inc.	5,248	214,643
Cavco Industries, Inc.*	1,167	606,408
Century Communities, Inc.	3,968	266,253
Champion Homes, Inc.*	7,674	727,188
Cheesecake Factory, Inc.	6,838	332,737
Cracker Barrel Old Country Store, Inc.	3,242	125,854
Dana, Inc.	18,790	250,471
Dave & Buster’s Entertainment, Inc.*	4,486	78,819
Dorman Products, Inc.*	3,956	476,856
Dream Finders Homes, Inc. Cl A*	3,990	90,014
Ethan Allen Interiors, Inc.	3,296	91,299
Etsy, Inc.*	16,381	772,856
Foot Locker, Inc.*	12,022	169,510
Fox Factory Hldg. Corp.*	6,070	141,674
Frontdoor, Inc.*	11,042	424,234
Gentherm, Inc.*	4,512	120,651
G-III Apparel Group Ltd.*	5,624	153,816
Golden Entertainment, Inc.	2,996	79,064
Green Brick Partners, Inc.*	4,472	260,762
Group 1 Automotive, Inc.	1,891	722,267
Guess?, Inc.	3,972	43,970
Hanesbrands, Inc.*	51,420	296,693
Helen of Troy Ltd.*	3,329	178,068
Installed Building Products, Inc.	3,382	579,878
Jack in the Box, Inc.	2,746	74,664
Kohl’s Corp.	16,210	132,598
Kontoor Brands, Inc.	7,227	463,468
La-Z-Boy, Inc.	6,041	236,143
LCI Industries	3,708	324,190
Leggett & Platt, Inc.	19,572	154,815
LGI Homes, Inc.*	3,014	200,341
M/I Homes, Inc.*	3,962	452,381
MarineMax, Inc.*	2,910	62,565
Meritage Homes Corp.	10,537	746,863
Mister Car Wash, Inc.*	13,609	107,375
Monarch Casino & Resort, Inc.	1,853	144,071
Monro, Inc.	4,362	63,118
National Vision Hldgs., Inc.*	11,468	146,561

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

CONSUMER DISCRETIONARY (12.4%) (continued)
Newell Brands, Inc.	60,578	375,584
ODP Corp.*	4,386	62,851
Oxford Industries, Inc.	2,150	126,141
Papa John’s International, Inc.	4,754	195,294
Patrick Industries, Inc.	4,893	413,752
Penn Entertainment, Inc.*	21,788	355,362
Perdoceo Education Corp.	8,996	226,519
Phinia, Inc.	5,944	252,204
Sabre Corp.*	56,188	157,888
Sally Beauty Hldgs., Inc.*	14,847	134,068
Shake Shack, Inc. Cl A*	5,829	513,943
Shoe Carnival, Inc.	2,573	56,580
Signet Jewelers Ltd.	6,334	367,752
Six Flags Entertainment Corp.	13,581	484,434
Sonic Automotive, Inc. Cl A	2,130	121,325
Sonos, Inc.*	17,341	185,028
Standard Motor Products, Inc.	3,005	74,915
Steven Madden Ltd.	10,513	280,066
Strategic Education, Inc.	3,543	297,470
Stride, Inc.*	6,229	787,969
Sturm Ruger & Co., Inc.	2,446	96,103
Topgolf Callaway Brands Corp.*	20,612	135,833
Tri Pointe Homes, Inc.*	13,629	435,038
Upbound Group, Inc.	7,437	178,191
Urban Outfitters, Inc.*	8,197	429,523
Victoria’s Secret & Co.*	11,449	212,722
Winnebago Industries, Inc.	4,136	142,527
Wolverine World Wide, Inc.	11,660	162,191
XPEL, Inc.*	3,302	97,013

		23,442,548

CONSUMER STAPLES (3.2%)
Andersons, Inc.	4,679	200,870
B&G Foods, Inc.	11,528	79,197
Cal-Maine Foods, Inc.	5,927	538,764
Central Garden & Pet Co.*	1,343	49,234
Central Garden & Pet Co. Cl A*	7,358	240,827
Chefs’ Warehouse, Inc.*	5,119	278,781
Edgewell Personal Care Co.	7,024	219,219
Energizer Hldgs., Inc.	9,567	286,245
Fresh Del Monte Produce, Inc.	4,887	150,666

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

CONSUMER STAPLES (3.2%) (continued)
Freshpet, Inc.*	7,067	587,762
Grocery Outlet Hldg. Corp.*	14,145	197,747
Interparfums, Inc.	2,612	297,428
J&J Snack Foods Corp.	2,271	299,136
John B Sanfilippo & Son, Inc.	1,317	93,323
MGP Ingredients, Inc.	2,046	60,112
National Beverage Corp.	3,409	141,610
PriceSmart, Inc.	3,614	317,490
Simply Good Foods Co.*	13,389	461,787
SpartanNash Co.	4,915	99,578
Tootsie Roll Industries, Inc.*	2,469	77,724
TreeHouse Foods, Inc.*	6,580	178,252
United Natural Foods, Inc.*	8,726	239,005
Universal Corp.	3,596	201,556
USANA Health Sciences, Inc.*	1,610	43,422
WD-40 Co.	1,973	481,412
WK Kellogg Co.	9,655	192,424

		6,013,571

ENERGY (4.4%)
Archrock, Inc.	25,506	669,277
Atlas Energy Solutions, Inc. Cl A	10,460	186,606
Bristow Group, Inc.*	3,586	113,246
Cactus, Inc. Cl A	9,707	444,872
California Resources Corp.	10,379	456,365
Comstock Resources, Inc.*	13,194	268,366
Core Laboratories, Inc.	6,819	102,217
Core Natural Resources, Inc.	7,389	569,692
Crescent Energy Co. Cl A	26,633	299,355
CVR Energy, Inc.	4,978	96,573
Dorian LPG Ltd.	5,299	118,380
Helix Energy Solutions Group, Inc.*	20,821	173,023
Helmerich & Payne, Inc.	14,472	378,009
Innovex International, Inc.*	5,640	101,294
International Seaways, Inc.	5,874	195,017
Liberty Energy, Inc. Cl A	23,580	373,271
Magnolia Oil & Gas Corp. Cl A	27,819	702,708
Northern Oil & Gas, Inc.	14,461	437,156
Oceaneering International, Inc.*	14,717	320,978
Par Pacific Hldgs., Inc.*	8,148	116,190
Patterson-UTI Energy, Inc.	51,202	420,880

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

ENERGY (4.4%) (continued)
Peabody Energy Corp.	17,693	239,740
ProPetro Hldg. Corp.*	11,542	84,834
REX American Resources Corp.*	2,252	84,608
RPC, Inc.	12,029	66,159
SM Energy Co.	16,662	499,027
Talos Energy, Inc.*	18,082	175,757
Tidewater, Inc.*	7,010	296,313
Vital Energy, Inc.*	3,927	83,331
World Kinect Corp.	8,458	239,869

		8,313,113

FINANCIALS (20.8%)
Acadian Asset Management, Inc.	4,076	105,405
Ameris Bancorp	9,419	542,252
AMERISAFE, Inc.	2,773	145,721
Apollo Commercial Real Estate Finance, Inc.	18,605	178,050
Arbor Realty Trust, Inc.	27,465	322,714
ARMOUR Residential REIT, Inc.	11,127	190,272
Artisan Partners Asset Management, Inc. Cl A	10,204	398,976
Assured Guaranty Ltd.	6,965	613,617
Atlantic Union Bankshares Corp.	18,956	590,290
Axos Financial, Inc.*	7,899	509,643
Banc of California, Inc.	20,059	284,637
BancFirst Corp.	2,903	318,953
Bancorp, Inc.*	6,948	367,132
Bank of Hawaii Corp.	5,789	399,267
BankUnited, Inc.	10,885	374,879
Banner Corp.	5,019	320,062
Berkshire Hills Bancorp, Inc.	6,641	173,264
BGC Group, Inc. Cl A	54,505	499,811
Blackstone Mortgage Trust, Inc. Cl A	24,988	499,760
Bread Financial Hldgs., Inc.	7,149	358,022
Brookline Bancorp, Inc.	12,975	141,427
Capitol Federal Financial, Inc.	17,790	99,624
Cathay General Bancorp	10,368	446,135
Central Pacific Financial Corp.	3,942	106,592
City Hldg. Co.	2,141	251,503
Cohen & Steers, Inc.	3,902	313,135
Community Financial System, Inc.	7,670	436,116
Customers Bancorp, Inc.*	4,246	213,149
CVB Financial Corp.	19,121	352,974

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FINANCIALS (20.8%) (continued)
Dime Community Bancshares, Inc.	5,717	159,390
Donnelley Financial Solutions, Inc.*	3,867	169,027
Eagle Bancorp, Inc.	4,398	92,358
Ellington Financial, Inc.	13,203	175,072
Employers Hldgs., Inc.	3,600	182,304
Encore Capital Group, Inc.*	3,450	118,266
Enova International, Inc.*	3,759	362,969
EVERTEC, Inc.	9,264	340,637
EZCORP, Inc. Cl A*	7,568	111,401
FB Financial Corp.	5,097	236,297
First Bancorp	6,021	241,683
First BanCorp	23,713	454,578
First Commonwealth Financial Corp.	14,772	229,557
First Financial Bancorp	13,906	347,372
First Hawaiian, Inc.	18,410	449,940
Franklin BSP Realty Trust, Inc.	12,097	154,116
Fulton Financial Corp.	26,516	479,674
Genworth Financial, Inc. Cl A*	62,184	440,885
Goosehead Insurance, Inc. Cl A	3,553	419,467
HA Sustainable Infrastructure Capital, Inc.	17,323	506,525
Hanmi Financial Corp.	4,369	99,002
HCI Group, Inc.	1,237	184,598
Heritage Financial Corp.	4,950	120,433
Hilltop Hldgs., Inc.	6,707	204,228
Hope Bancorp, Inc.	17,585	184,115
Horace Mann Educators Corp.	5,936	253,645
Independent Bank Corp.	6,188	387,678
iShares Core S&P Small-Cap ETF	37,043	3,873,587
Jackson Financial, Inc. Cl A	10,756	901,138
KKR Real Estate Finance Trust, Inc.	8,406	90,785
Lakeland Financial Corp.	3,715	220,820
Lincoln National Corp.	24,806	890,783
Mercury General Corp.	3,872	216,445
Moelis & Co. Cl A	10,279	599,882
Mr Cooper Group, Inc.*	9,262	1,107,735
National Bank Hldgs. Corp. Cl A	5,542	212,092
Navient Corp.	10,800	136,404
NBT Bancorp, Inc.	6,870	294,723
NCR Atleos Corp.*	10,556	278,467
New York Mortgage Trust, Inc.	13,190	85,603
NMI Hldgs., Inc. Cl A*	11,425	411,871

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FINANCIALS (20.8%) (continued)
Northwest Bancshares, Inc.	18,568	223,187
OFG Bancorp	6,684	267,494
Pacific Premier Bancorp, Inc.	14,044	299,418
Palomar Hldgs., Inc.*	3,864	529,677
Park National Corp.	2,118	320,665
Pathward Financial, Inc.	3,473	253,355
Payoneer Global, Inc.*	37,390	273,321
PennyMac Mortgage Investment Trust	12,649	185,308
Piper Sandler Cos.	2,345	580,763
PJT Partners, Inc. Cl A	3,452	475,962
PRA Group, Inc.*	5,742	118,400
Preferred Bank	1,787	149,500
ProAssurance Corp.*	7,450	173,957
PROG Hldgs., Inc.	6,050	160,930
Provident Financial Svcs., Inc.	19,002	326,264
Radian Group, Inc.	21,124	698,571
Ready Capital Corp.	24,542	124,919
Redwood Trust, Inc.	19,298	117,139
Renasant Corp.	13,404	454,798
S&T Bancorp, Inc.	5,572	206,443
Safety Insurance Group, Inc.	2,161	170,460
Seacoast Banking Corp. of Florida	12,350	317,765
ServisFirst Bancshares, Inc.	7,311	603,889
Simmons First National Corp. Cl A	18,298	375,658
SiriusPoint Ltd.*	13,436	232,308
Southside Bancshares, Inc.	4,149	120,155
Stellar Bancorp, Inc.	6,925	191,546
StepStone Group, Inc. Cl A	9,609	501,878
Stewart Information Svcs. Corp.	4,043	288,468
StoneX Group, Inc.*	6,238	476,458
Tompkins Financial Corp.	1,829	115,190
Triumph Financial, Inc.*	3,200	184,960
Trupanion, Inc.*	4,872	181,579
TrustCo Bank Corp.	2,770	84,430
Trustmark Corp.	8,884	306,409
Two Harbors Investment Corp.	15,098	201,709
United Community Banks, Inc.	17,382	488,956
United Fire Group, Inc.	3,100	91,326
Veritex Hldgs., Inc.	7,939	198,237
Virtu Financial, Inc. Cl A	11,766	448,520
Virtus Investment Partners, Inc.	961	165,638

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FINANCIALS (20.8%) (continued)
WaFd, Inc.	11,876	339,416
Walker & Dunlop, Inc.	4,672	398,802
Westamerica BanCorp	3,890	196,951
WisdomTree, Inc.	16,664	148,643
World Acceptance Corp.*	472	59,732
WSFS Financial Corp.	8,542	443,074

		39,251,162

HEALTH CARE (11.8%)
ACADIA Pharmaceuticals, Inc.*	17,930	297,817
AdaptHealth Corp. Cl A*	15,471	167,706
Addus HomeCare Corp.*	2,612	258,301
ADMA Biologics, Inc.*	34,423	682,952
Alkermes PLC*	23,680	781,914
AMN Healthcare Svcs., Inc.*	5,545	135,631
Amphastar Pharmaceuticals, Inc.*	5,462	158,343
ANI Pharmaceuticals, Inc.*	2,417	161,818
Arcus Biosciences, Inc.*	9,800	76,930
Arrowhead Pharmaceuticals, Inc.*	18,363	233,945
Artivion, Inc.*	5,494	135,042
Astrana Health, Inc.*	6,054	187,734
Avanos Medical, Inc.*	6,693	95,911
Azenta, Inc.*	6,655	230,529
BioLife Solutions, Inc.*	5,269	120,344
Catalyst Pharmaceuticals, Inc.*	16,327	395,930
Certara, Inc.*	15,942	157,826
Collegium Pharmaceutical, Inc.*	4,697	140,205
Concentra Group Hldgs. Parent, Inc.	15,763	342,057
CONMED Corp.	4,499	271,695
Corcept Therapeutics, Inc.*	13,579	1,550,993
CorVel Corp.*	3,964	443,849
Cytek Biosciences, Inc.*	15,194	60,928
Dynavax Technologies Corp.*	17,803	230,905
Embecta Corp.	8,466	107,941
Enovis Corp.*	8,280	316,379
Fortrea Hldgs., Inc.*	13,062	98,618
Glaukos Corp.*	8,029	790,214
Harmony Biosciences Hldgs., Inc.*	5,565	184,702
HealthStream, Inc.	3,499	112,598
ICU Medical, Inc.*	3,566	495,175
Innoviva, Inc.*	8,022	145,439

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

HEALTH CARE (11.8%) (continued)
Inspire Medical Systems, Inc.*	4,321	688,249
Integer Hldgs. Corp.*	4,885	576,479
Integra LifeSciences Hldgs. Corp.*	9,664	212,511
Krystal Biotech, Inc.*	3,686	664,586
LeMaitre Vascular, Inc.	2,980	250,022
Ligand Pharmaceuticals, Inc.*	2,752	289,345
Merit Medical Systems, Inc.*	8,487	897,161
Mesa Laboratories, Inc.	792	93,979
Myriad Genetics, Inc.*	13,257	117,590
National HealthCare Corp.	1,799	166,947
Neogen Corp.*	28,747	249,236
NeoGenomics, Inc.*	18,692	177,387
OmniAb, Inc. Cl CR3*	1,207	0	†
OmniAb, Inc. Cl CR4*	1,207	0	†
Omnicell, Inc.*	6,745	235,805
Organon & Co.	37,503	558,420
Owens & Minor, Inc.*	10,763	97,190
Pacira BioSciences, Inc.*	6,724	167,091
Patterson Cos., Inc.	11,439	357,354
Pediatrix Medical Group, Inc.*	12,309	178,357
Phibro Animal Health Corp. Cl A	2,962	63,268
Premier, Inc. Cl A	13,296	256,347
Prestige Consumer Healthcare, Inc.*	7,214	620,188
Privia Health Group, Inc.*	15,028	337,379
Progyny, Inc.*	10,788	241,004
Protagonist Therapeutics, Inc.*	8,679	419,716
QuidelOrtho Corp.*	9,598	335,642
RadNet, Inc.*	9,487	471,694
Schrodinger, Inc.*	8,070	159,302
Select Medical Hldgs. Corp.	15,215	254,090
Simulations Plus, Inc.	2,370	58,112
STAAR Surgical Co.*	7,174	126,478
Supernus Pharmaceuticals, Inc.*	8,041	263,343
Tandem Diabetes Care, Inc.*	9,564	183,246
Teleflex, Inc.	6,763	934,579
TG Therapeutics, Inc.*	19,437	766,401
TransMedics Group, Inc.*	4,888	328,865
UFP Technologies, Inc.*	1,062	214,216
US Physical Therapy, Inc.	2,199	159,120
Vericel Corp.*	7,188	320,729
Vir Biotechnology, Inc.*	13,437	87,072

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

HEALTH CARE (11.8%) (continued)
Xencor, Inc.*	10,191	108,432

		22,257,303

INDUSTRIALS (17.4%)
AAR Corp.*	5,138	287,677
ABM Industries, Inc.	9,058	428,987
AeroVironment, Inc.*	4,078	486,057
Air Lease Corp. Cl A	15,084	728,708
Alamo Group, Inc.	1,511	269,275
Albany International Corp. Cl A	4,558	314,684
Allegiant Travel Co.	2,118	109,395
Amentum Hldgs., Inc.*	20,957	381,417
American Woodmark Corp.*	2,193	129,014
Apogee Enterprises, Inc.	3,197	148,117
ArcBest Corp.	3,392	239,407
Arcosa, Inc.	7,103	547,783
Armstrong World Industries, Inc.	6,348	894,306
Astec Industries, Inc.	3,321	114,408
AZZ, Inc.	4,352	363,871
Boise Cascade Co.	5,593	548,617
Brady Corp. Cl A	6,440	454,922
CoreCivic, Inc.*	15,998	324,599
CSG Systems International, Inc.	4,021	243,150
CSW Industrials, Inc.	2,444	712,475
Deluxe Corp.	6,447	101,927
DNOW, Inc.*	15,386	262,793
DXP Enterprises, Inc.*	1,852	152,345
Dycom Industries, Inc.*	4,249	647,293
Enerpac Tool Group Corp. Cl A	7,922	355,381
Enpro, Inc.	3,057	494,592
Enviri Corp.*	11,670	77,605
ESCO Technologies, Inc.	3,758	597,973
Everus Construction Group, Inc.*	7,424	275,356
Federal Signal Corp.	8,899	654,521
Forward Air Corp.*	2,910	58,462
Franklin Electric Co., Inc.	5,722	537,181
Gates Industrial Corp. PLC*	33,102	609,408
GEO Group, Inc.*	19,817	578,855
Gibraltar Industries, Inc.*	4,419	259,219
GMS, Inc.*	5,653	413,630
Granite Construction, Inc.	6,325	476,905

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INDUSTRIALS (17.4%) (continued)
Greenbrier Cos., Inc.	4,567	233,922
Griffon Corp.	5,745	410,767
Hayward Hldgs., Inc.*	20,705	288,214
Healthcare Svcs. Group, Inc.*	10,702	107,876
Heartland Express, Inc.	6,289	57,985
Heidrick & Struggles International, Inc.	2,972	127,291
Hertz Global Hldgs., Inc.*	17,864	70,384
Hillenbrand, Inc.	10,255	247,556
HNI Corp.	6,962	308,765
Hub Group, Inc. Cl A	8,846	328,806
Insteel Industries, Inc.	2,830	74,429
Interface, Inc. Cl A	8,491	168,461
JBT Marel Corp.	6,724	821,673
JetBlue Airways Corp.*	44,207	213,078
Kadant, Inc.	1,711	576,453
Kennametal, Inc.	11,266	239,966
Korn Ferry	7,512	509,539
Kratos Defense & Security Solutions, Inc.*	22,256	660,781
Lindsay Corp.	1,583	200,281
Liquidity Svcs., Inc.*	3,300	102,333
Marten Transport Ltd.	8,423	115,564
Masterbrand, Inc.*	18,509	241,728
Matson, Inc.	4,836	619,830
Matthews International Corp. Cl A	4,510	100,302
Mercury Systems, Inc.*	7,388	318,349
MillerKnoll, Inc.	9,926	189,984
Moog, Inc. Cl A	4,129	715,762
Mueller Water Products, Inc. Cl A	22,803	579,652
MYR Group, Inc.*	2,348	265,535
National Presto Industries, Inc.	745	65,493
NV5 Global, Inc.*	7,581	146,086
OPENLANE, Inc.*	15,559	299,978
Pitney Bowes, Inc.	23,020	208,331
Powell Industries, Inc.	1,371	233,522
Proto Labs, Inc.*	3,570	125,093
Pursuit Attractions & Hospitality, Inc.*	3,099	109,674
Quanex Building Products Corp.	6,875	127,806
Resideo Technologies, Inc.*	21,402	378,815
Robert Half, Inc.	14,627	797,903
Rush Enterprises, Inc. Cl A	9,077	484,803
RXO, Inc.*	20,589	393,250

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INDUSTRIALS (17.4%) (continued)
Schneider National, Inc. Cl B	6,844	156,385
SkyWest, Inc.*	5,873	513,124
SPX Technologies, Inc.*	6,751	869,394
Standex International Corp.	1,733	279,689
Sun Country Airlines Hldgs., Inc.*	5,729	70,581
Sunrun, Inc.*	32,668	191,434
Tennant Co.	2,749	219,233
Titan International, Inc.*	6,988	58,629
Trinity Industries, Inc.	11,965	335,738
Triumph Group, Inc.*	11,273	285,658
UniFirst Corp.	2,186	380,364
Verra Mobility Corp. Cl A*	23,999	540,217
Vestis Corp.	16,691	165,241
Vicor Corp.*	3,356	156,994
Werner Enterprises, Inc.	9,007	263,905
WillScot Hldgs. Corp.	26,904	747,931
Worthington Enterprises, Inc.	4,519	226,357
Zurn Elkay Water Solutions Corp.	20,802	686,050

		32,693,259

INFORMATION TECHNOLOGY (11.4%)
A10 Networks, Inc.	10,732	175,361
ACI Worldwide, Inc.*	15,274	835,641
Adeia, Inc.	15,911	210,343
Advanced Energy Industries, Inc.	5,486	522,871
Agilysys, Inc.*	3,270	237,206
Alarm.com Hldgs., Inc.*	7,198	400,569
Alpha & Omega Semiconductor Ltd.*	3,513	87,333
Arlo Technologies, Inc.*	14,612	144,220
Axcelis Technologies, Inc.*	4,734	235,138
Badger Meter, Inc.	4,283	814,841
Benchmark Electronics, Inc.	5,242	199,353
Blackline, Inc.*	7,553	365,716
Box, Inc. Cl A*	20,926	645,776
Calix, Inc.*	8,595	304,607
CEVA, Inc.*	3,441	88,124
Cleanspark, Inc.*	40,481	272,032
Clear Secure, Inc. Cl A	13,691	354,734
Cohu, Inc.*	6,788	99,852
Corsair Gaming, Inc.*	6,556	58,086
CTS Corp.	4,386	182,238

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INFORMATION TECHNOLOGY (11.4%) (continued)
Digi International, Inc.*	5,374	149,558
DigitalOcean Hldgs., Inc.*	9,273	309,625
Diodes, Inc.*	6,748	291,311
DoubleVerify Hldgs., Inc.*	20,446	273,363
DXC Technology Co.*	26,365	449,523
ePlus, Inc.*	3,836	234,111
Extreme Networks, Inc.*	19,332	255,762
FormFactor, Inc.*	11,279	319,083
Grid Dynamics Hldgs., Inc.*	8,983	140,584
Harmonic, Inc.*	17,046	163,471
Ichor Hldgs. Ltd.*	4,931	111,490
Impinj, Inc.*	3,367	305,387
Insight Enterprises, Inc.*	3,980	596,960
InterDigital, Inc.	3,741	773,452
Itron, Inc.*	6,566	687,854
Knowles Corp.*	12,766	194,043
Kulicke & Soffa Industries, Inc.	7,774	256,387
LiveRamp Hldgs., Inc.*	9,577	250,343
MARA Hldgs., Inc.*	49,420	568,330
MaxLinear, Inc. Cl A*	11,216	121,806
N-able, Inc.*	10,279	72,878
NCR Voyix Corp.*	21,256	207,246
NetScout Systems, Inc.*	10,449	219,534
OSI Systems, Inc.*	2,276	442,318
PC Connection, Inc.	1,800	112,356
PDF Solutions, Inc.*	4,517	86,320
Penguin Solutions, Inc.*	7,761	134,809
Photronics, Inc.*	9,223	191,470
Plexus Corp.*	3,938	504,576
Progress Software Corp.	6,316	325,337
Qorvo, Inc.*	13,601	984,848
Rogers Corp.*	2,473	167,002
Sandisk Corp.*	16,781	798,943
Sanmina Corp.*	7,911	602,660
ScanSource, Inc.*	3,144	106,927
Semtech Corp.*	12,509	430,310
SiTime Corp.*	2,784	425,590
SolarEdge Technologies, Inc.*	8,439	136,543
SolarWinds Corp.	7,997	147,385
Sprinklr, Inc. Cl A*	16,283	135,963
SPS Commerce, Inc.*	5,526	733,466

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INFORMATION TECHNOLOGY (11.4%) (continued)
Teradata Corp.*	13,935	313,259
TTM Technologies, Inc.*	14,849	304,553
Ultra Clean Hldgs., Inc.*	6,562	140,492
Veeco Instruments, Inc.*	8,436	169,395
Viasat, Inc.*	12,410	129,312
Viavi Solutions, Inc.*	32,348	361,974
Vishay Intertechnology, Inc.	16,362	260,156
Wolfspeed, Inc.*	22,653	69,318
Xerox Hldgs. Corp.	16,852	81,395

		21,482,819

MATERIALS (4.9%)
AdvanSix, Inc.	3,893	88,176
Alpha Metallurgical Resources, Inc.*	1,593	199,523
Balchem Corp.	4,734	785,844
Celanese Corp. Cl A	15,917	903,608
Century Aluminum Co.*	7,568	140,462
Chemours Co.	21,756	294,359
Element Solutions, Inc.	32,442	733,514
FMC Corp.	18,178	766,930
Hawkins, Inc.	2,774	293,822
HB Fuller Co.	7,962	446,827
Ingevity Corp.*	5,294	209,589
Innospec, Inc.	3,633	344,227
Kaiser Aluminum Corp.	2,322	140,760
Koppers Hldgs., Inc.	2,952	82,656
Materion Corp.	3,022	246,595
Metallus, Inc.*	5,446	72,758
Minerals Technologies, Inc.	4,644	295,219
MP Materials Corp.*	17,587	429,299
O-I Glass, Inc.*	22,436	257,341
Quaker Chemical Corp.	1,995	246,602
Sealed Air Corp.	21,216	613,142
Sensient Technologies Corp.	6,169	459,159
Stepan Co.	3,080	169,523
SunCoke Energy, Inc.	12,284	113,013
Sylvamo Corp.	4,967	333,137
Warrior Met Coal, Inc.	7,651	365,106
Worthington Steel, Inc.	5,100	129,183

		9,160,374

REAL ESTATE (8.1%)
Acadia Realty Trust	17,425	365,054
Alexander & Baldwin, Inc.	10,577	182,242
American Assets Trust, Inc.	6,876	138,483
Apple Hospitality REIT, Inc.	32,492	419,472
Armada Hoffler Properties, Inc.	11,605	87,153
Brandywine Realty Trust	25,144	112,142
CareTrust REIT, Inc.	27,328	781,034
Centerspace	2,414	156,306
Curbline Properties Corp.	13,767	333,024

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

Cushman & Wakefield PLC*	33,418	341,532
DiamondRock Hospitality Co.	30,230	233,376
Douglas Emmett, Inc.	24,384	390,144
Easterly Government Properties, Inc. Cl A	14,458	153,255
Elme Communities	12,819	223,051
Essential Properties Realty Trust, Inc.	27,331	892,084
eXp World Hldgs., Inc.	12,298	120,274
Four Corners Property Trust, Inc.	14,557	417,786
Getty Realty Corp.	7,373	229,890
Global Net Lease, Inc.	28,841	231,882
Highwoods Properties, Inc.	15,673	464,548
Innovative Industrial Properties, Inc. Cl A	4,126	223,175
JBG SMITH Properties	12,302	198,185
Kennedy-Wilson Hldgs., Inc.	17,209	149,374
LTC Properties, Inc.	6,591	233,651
LXP Industrial Trust	43,064	372,504
Macerich Co.	36,191	621,399
Marcus & Millichap, Inc.	3,504	120,713
Medical Properties Trust, Inc.	87,430	527,203
Millrose Properties, Inc.*	17,513	464,270
NexPoint Residential Trust, Inc.	3,219	127,247
Outfront Media, Inc.	20,061	323,784
Pebblebrook Hotel Trust	17,430	176,566
Phillips Edison & Co., Inc.	18,228	665,140
Ryman Hospitality Properties, Inc.	8,722	797,540
Safehold, Inc.	6,659	124,656
Saul Centers, Inc.	1,760	63,483
SITE Centers Corp.	6,872	88,236
SL Green Realty Corp.	10,199	588,482
St Joe Co.	5,528	259,540
Summit Hotel Properties, Inc.	15,788	85,413
Sunstone Hotel Investors, Inc.	29,255	275,289

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

REAL ESTATE (8.1%) (continued)
Tanger, Inc.	16,119	544,661
Terreno Realty Corp.	14,530	918,587
Uniti Group, Inc.	35,548	179,162
Universal Health Realty Income Trust	1,856	76,022
Urban Edge Properties	18,270	347,130
Veris Residential, Inc.	11,763	199,030
Whitestone REIT Cl B	6,490	94,559
Xenia Hotels & Resorts, Inc.	14,827	174,365

		15,292,098

UTILITIES (2.4%)
American States Water Co.	5,504	433,055
Avista Corp.	11,531	482,803
California Water Svc. Group	8,661	419,712
Chesapeake Utilities Corp.	3,318	426,131
Clearway Energy, Inc. Cl A	5,041	143,467
Clearway Energy, Inc. Cl C	12,062	365,117
MDU Resources Group, Inc.	29,690	502,058
MGE Energy, Inc.	5,273	490,178
Middlesex Water Co.	2,601	166,724
Northwest Natural Hldg. Co.	5,844	249,656
Otter Tail Corp.	6,091	489,533
SJW Group	4,407	241,019
Unitil Corp.	2,366	136,494

		4,545,947

TOTAL COMMON STOCKS (Cost: $186,271,950)		188,025,723

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit	3.58	04/01/25	72,783	72,783

TOTAL TEMPORARY CASH INVESTMENT (Cost: $72,783)				72,783

TOTAL INVESTMENTS (Cost: $186,344,733) 99.9%				188,098,506

OTHER NET ASSETS 0.1%				248,140

NET ASSETS 100.0%				$188,346,646

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*Non-income producing security.

† Level 3 Security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (98.4%):
COMMUNICATION SERVICES (1.7%)
Take-Two Interactive Software, Inc.*	16,875	$3,497,344

CONSUMER DISCRETIONARY (9.3%)
LKQ Corp.	59,646	2,537,341
Murphy USA, Inc.	6,435	3,023,228
Taylor Morrison Home Corp. Cl A*	57,948	3,479,198
Tractor Supply Co.	37,121	2,045,367
Vail Resorts, Inc.	24,552	3,928,811
Wyndham Hotels & Resorts, Inc.	40,573	3,672,262

		18,686,207

CONSUMER STAPLES (4.5%)
Kenvue, Inc.	64,536	1,547,573
Lamb Weston Hldgs., Inc.	70,175	3,740,328
Performance Food Group Co.*	47,979	3,772,589

		9,060,490

ENERGY (7.7%)
Baker Hughes Co. Cl A	68,587	3,014,399
Devon Energy Corp.	97,996	3,665,050
Expand Energy Corp.	17,827	1,984,502
MPLX LP	46,930	2,511,693
Williams Cos., Inc.	72,439	4,328,955

		15,504,599

FINANCIALS (17.0%)
American Financial Group, Inc.	39,644	5,206,843
Ameriprise Financial, Inc.	10,003	4,842,552
Arch Capital Group Ltd.	36,963	3,555,101
East West Bancorp, Inc.	41,546	3,729,169
Fifth Third Bancorp	59,576	2,335,379
Hartford Insurance Group, Inc.	27,745	3,432,889
Janus Henderson Group PLC	78,524	2,838,643
M&T Bank Corp.	15,616	2,791,360
Reinsurance Group of America, Inc.	17,443	3,434,527
Shift4 Payments, Inc. Cl A*	24,124	1,971,172

		34,137,635

MoA FUNDS - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

HEALTH CARE (9.0%)
Agilent Technologies, Inc.	10,589	1,238,701
Alnylam Pharmaceuticals, Inc.*	6,371	1,720,297
Bio-Techne Corp.	33,707	1,976,241
Centene Corp.*	38,086	2,312,201
Envista Hldgs. Corp.*	94,564	1,632,175
Humana, Inc.	6,636	1,755,886
IDEXX Laboratories, Inc.*	4,805	2,017,860
IQVIA Hldgs., Inc.*	10,821	1,907,742
Neogen Corp.*	142,349	1,234,166
Teleflex, Inc.	16,931	2,339,695

		18,134,964

INDUSTRIALS (17.1%)
AMETEK, Inc.	19,934	3,431,439
Applied Industrial Technologies, Inc.	13,557	3,054,934
Builders FirstSource, Inc.*	25,970	3,244,692
Carlisle Cos., Inc.	11,305	3,849,352
Clean Harbors, Inc.*	14,769	2,910,970
Crane Co.	26,438	4,049,773
Dover Corp.	20,724	3,640,792
First Advantage Corp.*	216,096	3,044,793
Middleby Corp.*	14,601	2,219,060
Mueller Industries, Inc.	33,204	2,528,153
Veralto Corp.	24,165	2,354,879

		34,328,837

INFORMATION TECHNOLOGY (7.3%)
Amphenol Corp. Cl A	33,121	2,172,406
MKS Instruments, Inc.	17,209	1,379,301
ON Semiconductor Corp.*	24,031	977,821
Roper Technologies, Inc.	5,994	3,533,943
Teledyne Technologies, Inc.*	8,467	4,214,111
Vontier Corp.	69,608	2,286,623

		14,564,205

MATERIALS (6.4%)
Ashland, Inc.	56,087	3,325,398
Axalta Coating Systems Ltd.*	59,138	1,961,608
Crown Hldgs., Inc.	61,974	5,531,799
FMC Corp.	47,207	1,991,663

		12,810,468

MoA FUNDS - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

REAL ESTATE (9.5%)
Alexandria Real Estate Equities, Inc.	12,252	1,133,433
Camden Property Trust	20,525	2,510,207
Gaming & Leisure Properties, Inc.	68,953	3,509,708
Healthpeak Properties, Inc.	146,065	2,953,434
Sun Communities, Inc.	14,639	1,883,161
Terreno Realty Corp.	24,760	1,565,327
Ventas, Inc.	38,905	2,675,108
Weyerhaeuser Co.	97,290	2,848,651

		19,079,029

UTILITIES (8.9%)
Atmos Energy Corp.	19,351	2,991,277
Entergy Corp.	48,916	4,181,829
Evergy, Inc.	66,625	4,593,794
NRG Energy, Inc.	21,761	2,077,305
Public Svc. Enterprise Group, Inc.	48,324	3,977,065

		17,821,270

TOTAL COMMON STOCKS (Cost: $184,346,740)		197,625,048

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (2.2%):
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill	A-1+	4.25	04/22/25	$2,000,000	$1,995,053

U.S. GOVERNMENT AGENCIES (1.2%)
FNMA	A-1+	4.03	04/01/25	2,300,000	2,300,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,295,053)					4,295,053

TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit		3.58	04/01/25	69,245	$69,245

TOTAL TEMPORARY CASH INVESTMENT (Cost: $69,245)					69,245

TOTAL INVESTMENTS (Cost: $188,711,038) 100.6%					201,989,346

OTHER NET ASSETS -0.6%					(1,112,107)

NET ASSETS 100.0%					$200,877,239

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

MoA FUNDS - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

Abbreviation:	FNMA = Federal National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (98.6%):
COMMUNICATION SERVICES (1.2%)
EchoStar Corp. Cl A*	61,530	$1,573,937
Frontier Communications Parent, Inc.*	112,864	4,047,303
Iridium Communications, Inc.	55,428	1,514,293
New York Times Co. Cl A	83,098	4,121,661
Nexstar Media Group, Inc. Cl A	14,850	2,661,417
Warner Music Group Corp. Cl A	73,833	2,314,665
ZoomInfo Technologies, Inc. Cl A*	138,143	1,381,430

		17,614,706

CONSUMER DISCRETIONARY (13.1%)
Abercrombie & Fitch Co. Cl A*	25,654	1,959,196
Aramark	135,008	4,660,476
Autoliv, Inc.	36,410	3,220,464
AutoNation, Inc.*	13,128	2,125,686
Bath & Body Works, Inc.	110,297	3,344,205
Boyd Gaming Corp.	33,759	2,222,355
Brunswick Corp.	33,602	1,809,468
Burlington Stores, Inc.*	31,985	7,622,985
Capri Hldgs. Ltd.*	60,047	1,184,727
Cava Group, Inc.*	41,325	3,570,893
Chewy, Inc. Cl A*	84,358	2,742,479
Choice Hotels International, Inc.	11,377	1,510,638
Churchill Downs, Inc.	37,429	4,157,239
Columbia Sportswear Co.	16,310	1,234,504
Crocs, Inc.*	28,548	3,031,798
Dick’s Sporting Goods, Inc.	29,488	5,943,601
Duolingo, Inc. Cl A*	19,299	5,993,111
Five Below, Inc.*	28,014	2,098,949
Floor & Decor Hldgs., Inc. Cl A*	54,608	4,394,306
GameStop Corp. Cl A*	207,060	4,621,579
Gap, Inc.	113,311	2,335,340
Gentex Corp.	115,822	2,698,653
Goodyear Tire & Rubber Co.*	145,126	1,340,964
Graham Hldgs. Co. Cl B	1,716	1,648,836
Grand Canyon Education, Inc.*	14,637	2,532,494
H&R Block, Inc.	68,165	3,742,940
Harley-Davidson, Inc.	58,358	1,473,539

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

CONSUMER DISCRETIONARY (13.1%) (continued)
Hilton Grand Vacations, Inc.*	31,598	1,182,081
Hyatt Hotels Corp. Cl A	21,717	2,660,332
KB Home	35,343	2,054,135
Lear Corp.	27,316	2,409,818
Light & Wonder, Inc. Cl A*	44,971	3,894,938
Lithia Motors, Inc. Cl A	13,565	3,981,870
Macy’s, Inc.	141,389	1,775,846
Marriott Vacations Worldwide Corp.	16,356	1,050,709
Mattel, Inc.*	171,570	3,333,605
Murphy USA, Inc.	9,276	4,357,958
Nordstrom, Inc.	49,590	1,212,476
Ollie’s Bargain Outlet Hldgs., Inc.*	31,206	3,631,130
Penske Automotive Group, Inc.	9,520	1,370,690
Planet Fitness, Inc. Cl A*	42,870	4,141,671
Polaris, Inc.	26,697	1,092,975
PVH Corp.	28,331	1,831,316
RH*	7,673	1,798,628
Service Corp. International	73,441	5,889,968
Skechers USA, Inc. Cl A*	67,015	3,805,112
Somnigroup International, Inc.	97,383	5,831,294
Taylor Morrison Home Corp. Cl A*	52,697	3,163,928
Texas Roadhouse, Inc. Cl A	33,974	5,661,088
Thor Industries, Inc.	27,102	2,054,603
Toll Brothers, Inc.	50,870	5,371,363
TopBuild Corp.*	14,932	4,553,513
Travel + Leisure Co.	34,836	1,612,558
Under Armour, Inc. Cl A*	96,160	601,000
Under Armour, Inc. Cl C*	65,228	388,107
Vail Resorts, Inc.	19,065	3,050,781
Valvoline, Inc.*	64,728	2,253,182
VF Corp.	168,635	2,617,215
Visteon Corp.*	14,065	1,091,725
Wendy’s Co.	87,196	1,275,677
Whirlpool Corp.	28,204	2,542,027
Wingstop, Inc.	14,876	3,355,728
Wyndham Hotels & Resorts, Inc.	39,593	3,583,562
YETI Hldgs., Inc.*	43,198	1,429,854

		185,133,888

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

CONSUMER STAPLES (5.4%)
Albertsons Cos, Inc. Cl A	206,539	4,541,793
BellRing Brands, Inc.*	65,329	4,864,397
BJ’s Wholesale Club Hldgs., Inc.*	67,270	7,675,507
Boston Beer Co., Inc. Cl A*	4,381	1,046,358
Casey’s General Stores, Inc.	18,902	8,204,224
Celsius Hldgs., Inc.*	80,194	2,856,510
Coca-Cola Consolidated, Inc.	3,001	4,051,350
Coty, Inc. Cl A*	186,510	1,020,210
Darling Ingredients, Inc.*	80,997	2,530,346
elf Beauty, Inc.*	28,721	1,803,392
Flowers Foods, Inc.	99,742	1,896,095
Ingredion, Inc.	32,848	4,441,378
Lancaster Colony Corp.	9,828	1,719,900
Maplebear, Inc.*	82,421	3,287,774
Performance Food Group Co.*	79,555	6,255,410
Pilgrim’s Pride Corp.*	20,528	1,118,981
Post Hldgs., Inc.*	23,299	2,711,072
Sprouts Farmers Market, Inc.*	50,921	7,772,581
US Foods Hldg. Corp.*	117,324	7,680,029

		75,477,307

ENERGY (4.1%)
Antero Midstream Corp.	170,615	3,071,070
Antero Resources Corp.*	148,964	6,024,104
ChampionX Corp.	97,167	2,895,577
Chord Energy Corp.	31,131	3,509,086
Civitas Resources, Inc.	45,218	1,577,656
CNX Resources Corp.*	75,799	2,386,153
DT Midstream, Inc.	51,601	4,978,465
HF Sinclair Corp.	81,446	2,677,944
Matador Resources Co.	59,094	3,019,112
Murphy Oil Corp.	69,816	1,982,774
NOV, Inc.	193,938	2,951,736
Ovintiv, Inc.	132,573	5,674,124
PBF Energy, Inc. Cl A	49,915	952,877
Permian Resources Corp. Cl A	325,769	4,511,901
Range Resources Corp.	122,890	4,906,998
Valaris Ltd.*	33,320	1,308,143
Viper Energy, Inc. Cl A	66,872	3,019,271
Weatherford International PLC	37,097	1,986,544

		57,433,535

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FINANCIALS (18.5%)
Affiliated Managers Group, Inc.	14,900	2,503,647
Ally Financial, Inc.	139,970	5,104,706
American Financial Group, Inc.	36,779	4,830,554
Annaly Capital Management, Inc.	294,536	5,982,026
Associated Banc-Corp.	83,486	1,880,940
Bank OZK	53,730	2,334,568
Brighthouse Financial, Inc.*	29,858	1,731,465
Cadence Bank	93,465	2,837,597
Carlyle Group, Inc.	107,470	4,684,617
CNO Financial Group, Inc.	51,751	2,155,429
Columbia Banking System, Inc.	106,708	2,661,298
Comerica, Inc.	66,921	3,952,354
Commerce Bancshares, Inc.	62,169	3,868,777
Cullen/Frost Bankers, Inc.	32,712	4,095,542
East West Bancorp, Inc.	70,598	6,336,876
Equitable Hldgs., Inc.	157,821	8,220,896
Essent Group Ltd.	53,481	3,086,923
Euronet Worldwide, Inc.*	21,030	2,247,056
Evercore, Inc. Cl A	18,030	3,600,952
Federated Hermes, Inc. Cl B	39,680	1,617,754
Fidelity National Financial, Inc.	132,386	8,615,681
First American Financial Corp.	52,456	3,442,687
First Financial Bankshares, Inc.	65,500	2,352,760
First Horizon Corp.	266,854	5,182,305
FirstCash Hldgs., Inc.	19,831	2,386,066
Flagstar Financial, Inc.	154,323	1,793,233
FNB Corp.	183,139	2,463,220
Glacier Bancorp, Inc.	57,751	2,553,749
Hamilton Lane, Inc. Cl A	22,069	3,280,998
Hancock Whitney Corp.	43,827	2,298,726
Hanover Insurance Group, Inc.	18,350	3,191,983
Home BancShares, Inc.	94,153	2,661,705
Houlihan Lokey, Inc. Cl A	27,513	4,443,350
Interactive Brokers Group, Inc. Cl A	55,448	9,181,634
International Bancshares Corp.	27,242	1,717,881
Janus Henderson Group PLC	64,776	2,341,652
Jefferies Financial Group, Inc.	82,915	4,441,757
Kemper Corp.	30,589	2,044,875
Kinsale Capital Group, Inc.	11,266	5,483,275
MGIC Investment Corp.	126,526	3,135,314
Morningstar, Inc.	13,758	4,125,611

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FINANCIALS (18.5%) (continued)
Old National Bancorp	162,447	3,442,252
Old Republic International Corp.	118,796	4,659,179
Pinnacle Financial Partners, Inc.	38,973	4,132,697
Primerica, Inc.	16,994	4,835,303
Prosperity Bancshares, Inc.	48,520	3,462,872
Reinsurance Group of America, Inc. Cl A	33,546	6,605,207
RenaissanceRe Hldgs. Ltd.	25,082	6,019,680
RLI Corp.	42,470	3,411,615
Ryan Specialty Hldgs., Inc. Cl A	54,183	4,002,498
SEI Investments Co.	49,093	3,811,090
Selective Insurance Group, Inc.	30,965	2,834,536
Shift4 Payments, Inc. Cl A*	34,968	2,857,235
SLM Corp.	107,148	3,146,937
SouthState Corp.	49,999	4,640,907
Starwood Property Trust, Inc.	163,117	3,224,823
Stifel Financial Corp.	52,031	4,904,442
Synovus Financial Corp.	71,890	3,360,139
Texas Capital Bancshares, Inc.*	23,432	1,750,370
UMB Financial Corp.	34,658	3,503,924
United Bankshares, Inc.	72,704	2,520,648
Unum Group	83,678	6,816,410
Valley National Bancorp	241,883	2,150,340
Voya Financial, Inc.	49,000	3,320,240
Webster Financial Corp.	87,283	4,499,439
Western Alliance Bancorp	55,544	4,267,446
Western Union Co.	172,079	1,820,596
WEX, Inc.*	17,739	2,785,378
Wintrust Financial Corp.	33,863	3,808,233
Zions Bancorp N.A.	75,305	3,754,707

		261,221,582

HEALTH CARE (9.0%)
Acadia Healthcare Co., Inc.*	47,302	1,434,197
Amedisys, Inc.*	16,678	1,544,883
Avantor, Inc.*	346,758	5,620,947
BioMarin Pharmaceutical, Inc.*	97,056	6,860,889
Bio-Rad Laboratories, Inc. Cl A*	9,813	2,390,054
Bruker Corp.	56,358	2,352,383
Chemed Corp.	7,630	4,694,892
Cytokinetics, Inc.*	60,100	2,415,419
DENTSPLY SIRONA, Inc.	101,231	1,512,391

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

HEALTH CARE (9.0%) (continued)
Doximity, Inc. Cl A*	67,987	3,945,286
Encompass Health Corp.	51,308	5,196,474
Ensign Group, Inc.	29,038	3,757,517
Envista Hldgs. Corp.*	87,688	1,513,495
Exelixis, Inc.*	142,533	5,262,318
Globus Medical, Inc. Cl A*	57,922	4,239,890
Haemonetics Corp.*	25,583	1,625,800
Halozyme Therapeutics, Inc.*	64,791	4,134,314
HealthEquity, Inc.*	44,134	3,900,121
Hims & Hers Health, Inc.*	97,366	2,877,165
Illumina, Inc.*	80,667	6,400,120
Jazz Pharmaceuticals PLC*	30,787	3,822,206
Lantheus Hldgs., Inc.*	35,407	3,455,723
LivaNova PLC*	27,653	1,086,210
Masimo Corp.*	22,631	3,770,325
Medpace Hldgs., Inc.*	12,723	3,876,571
Neurocrine Biosciences, Inc.*	50,776	5,615,826
Option Care Health, Inc.*	86,666	3,028,977
Penumbra, Inc.*	19,544	5,226,261
Perrigo Co. PLC	69,477	1,948,135
Repligen Corp.*	26,535	3,376,313
Roivant Sciences Ltd.*	214,397	2,163,266
Sarepta Therapeutics, Inc.*	48,644	3,104,460
Sotera Health Co.*	77,891	908,209
Tenet Healthcare Corp.*	48,429	6,513,700
United Therapeutics Corp.*	22,736	7,008,827

		126,583,564

INDUSTRIALS (20.6%)
AAON, Inc.	34,356	2,684,234
Acuity, Inc.	15,613	4,111,684
Advanced Drainage Systems, Inc.	35,950	3,905,967
AECOM	67,575	6,266,230
AGCO Corp.	31,551	2,920,676
Alaska Air Group, Inc.*	62,679	3,085,060
American Airlines Group, Inc.*	334,873	3,532,910
Applied Industrial Technologies, Inc.	19,543	4,403,820
Avis Budget Group, Inc.*	8,589	651,905
Brink’s Co.	22,225	1,914,906
BWX Technologies, Inc.	46,569	4,594,032
CACI International, Inc. Cl A*	11,417	4,189,126

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INDUSTRIALS (20.6%) (continued)
Carlisle Cos., Inc.	22,641	7,709,260
Chart Industries, Inc.*	21,414	3,091,325
Clean Harbors, Inc.*	25,801	5,085,377
CNH Industrial NV	445,242	5,467,572
Comfort Systems USA, Inc.	18,068	5,823,858
Concentrix Corp.	23,590	1,312,548
Core & Main, Inc. Cl A*	96,857	4,679,162
Crane Co.	24,774	3,794,881
Curtiss-Wright Corp.	19,178	6,084,604
Donaldson Co., Inc.	60,818	4,078,455
EMCOR Group, Inc.	23,427	8,659,322
EnerSys	20,080	1,838,926
Esab Corp.	28,936	3,371,044
ExlService Hldgs., Inc.*	81,931	3,867,963
Exponent, Inc.	25,852	2,095,563
Flowserve Corp.	66,904	3,267,591
Fluor Corp.*	87,346	3,128,734
Fortune Brands Innovations, Inc.	63,263	3,851,451
FTI Consulting, Inc.*	17,989	2,951,635
GATX Corp.	18,098	2,810,076
Genpact Ltd.	81,833	4,122,747
Graco, Inc.	85,989	7,180,941
GXO Logistics, Inc.*	60,854	2,378,174
Hexcel Corp.	41,317	2,262,519
Insperity, Inc.	18,011	1,607,122
ITT, Inc.	41,453	5,354,069
KBR, Inc.	67,855	3,379,858
Kirby Corp.*	29,231	2,952,623
Knight-Swift Transportation Hldgs., Inc. Cl A	82,446	3,585,577
Landstar System, Inc.	17,985	2,701,347
Lincoln Electric Hldgs., Inc.	28,735	5,435,513
ManpowerGroup, Inc.	23,902	1,383,448
MasTec, Inc.*	31,352	3,659,092
Maximus, Inc.	28,825	1,965,577
Middleby Corp.*	27,394	4,163,340
MSA Safety, Inc.	19,989	2,932,186
MSC Industrial Direct Co., Inc. Cl A	22,757	1,767,536
Mueller Industries, Inc.	57,921	4,410,105
NEXTracker, Inc. Cl A*	73,186	3,084,058
nVent Electric PLC	83,934	4,399,820
Oshkosh Corp.	33,135	3,117,341

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INDUSTRIALS (20.6%) (continued)
Owens Corning	43,686	6,239,235
Parsons Corp.*	23,794	1,408,843
Paylocity Hldg. Corp.*	22,199	4,158,761
RB Global, Inc.	93,915	9,419,675
RBC Bearings, Inc.*	15,925	5,124,187
Regal Rexnord Corp.	33,727	3,839,819
Ryder System, Inc.	21,432	3,082,136
Saia, Inc.*	13,543	4,732,330
Science Applications International Corp.	24,894	2,794,849
Sensata Technologies Hldg. PLC	76,168	1,848,597
Simpson Manufacturing Co., Inc.	21,472	3,372,822
Terex Corp.	33,815	1,277,531
Tetra Tech, Inc.	136,500	3,992,625
Timken Co.	32,494	2,335,344
Toro Co.	51,246	3,728,147
Trex Co., Inc.*	54,564	3,170,168
UFP Industries, Inc.	30,924	3,310,105
Valmont Industries, Inc.	10,203	2,911,630
Watsco, Inc.	17,737	9,015,717
Watts Water Technologies, Inc. Cl A	13,936	2,841,829
WESCO International, Inc.	22,613	3,511,799
Woodward, Inc.	30,229	5,516,490
XPO, Inc.*	59,707	6,423,279

		291,128,808

INFORMATION TECHNOLOGY (9.8%)
Allegro MicroSystems, Inc.*	66,575	1,673,030
Amkor Technology, Inc.	57,776	1,043,435
Appfolio, Inc. Cl A*	11,836	2,602,736
Arrow Electronics, Inc.*	26,569	2,758,659
ASGN, Inc.*	22,509	1,418,517
Avnet, Inc.	44,053	2,118,509
Belden, Inc.	20,507	2,055,827
BILL Hldgs., Inc.*	47,765	2,191,936
Blackbaud, Inc.*	19,370	1,201,908
Ciena Corp.*	72,375	4,373,621
Cirrus Logic, Inc.*	27,064	2,697,063
Cognex Corp.	86,507	2,580,504
Coherent Corp.*	78,918	5,124,935
Commvault Systems, Inc.*	22,406	3,534,771
Crane NXT Co.	25,042	1,287,159

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INFORMATION TECHNOLOGY (9.8%) (continued)
Docusign, Inc. Cl A*	102,882	8,374,595
Dolby Laboratories, Inc. Cl A	31,169	2,503,182
Dropbox, Inc. Cl A*	110,227	2,944,163
Dynatrace, Inc.*	152,447	7,187,876
Entegris, Inc.	76,963	6,732,723
Fabrinet*	18,328	3,619,963
Flex Ltd.*	195,101	6,453,941
Guidewire Software, Inc.*	42,533	7,968,983
IPG Photonics Corp.*	13,435	848,286
Kyndryl Hldgs., Inc.*	118,502	3,720,963
Lattice Semiconductor Corp.*	70,263	3,685,294
Littelfuse, Inc.	12,637	2,486,203
Lumentum Hldgs., Inc.*	35,240	2,196,862
MACOM Technology Solutions Hldgs., Inc.*	30,286	3,040,109
Manhattan Associates, Inc.*	31,128	5,386,389
MKS Instruments, Inc.	34,272	2,746,901
Novanta, Inc.*	18,293	2,339,126
Onto Innovation, Inc.*	25,153	3,052,065
Power Integrations, Inc.	28,993	1,464,146
Pure Storage, Inc. Cl A*	157,833	6,987,267
Qualys, Inc.*	18,633	2,346,454
Rambus, Inc.*	54,274	2,810,036
Silicon Laboratories, Inc.*	16,529	1,860,670
Synaptics, Inc.*	19,957	1,271,660
TD SYNNEX Corp.	38,368	3,988,737
Universal Display Corp.	22,478	3,135,231
Vontier Corp.	75,728	2,487,665

		138,302,100

MATERIALS (6.5%)
Alcoa Corp.	131,570	4,012,885
AptarGroup, Inc.	33,863	5,024,592
Ashland, Inc.	24,029	1,424,679
ATI, Inc.*	72,642	3,779,563
Avient Corp.	46,528	1,728,981
Axalta Coating Systems Ltd.*	111,092	3,684,922
Berry Global Group, Inc.	58,972	4,116,835
Cabot Corp.	27,613	2,295,745
Carpenter Technology Corp.	25,437	4,608,676
Cleveland-Cliffs, Inc.*	246,516	2,026,362
Commercial Metals Co.	57,873	2,662,737

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

MATERIALS (6.5%) (continued)
Crown Hldgs., Inc.	59,614	5,321,146
Eagle Materials, Inc.	16,952	3,762,157
Graphic Packaging Hldg. Co.	152,887	3,968,947
Greif, Inc. Cl A	13,164	723,888
Knife River Corp.*	28,830	2,600,754
Louisiana-Pacific Corp.	31,834	2,928,091
NewMarket Corp.	3,880	2,197,826
Olin Corp.	58,921	1,428,245
Reliance, Inc.	27,561	7,958,239
Royal Gold, Inc.	33,488	5,475,623
RPM International, Inc.	65,474	7,574,032
Scotts Miracle-Gro Co.	21,951	1,204,890
Silgan Hldgs., Inc.	41,333	2,112,943
Sonoco Products Co.	50,040	2,363,890
United States Steel Corp.	114,671	4,845,996
Westlake Corp.	17,041	1,704,611

		91,537,255

REAL ESTATE (7.4%)
Agree Realty Corp.	54,506	4,207,318
American Homes 4 Rent Cl A	161,553	6,108,319
Brixmor Property Group, Inc.	155,799	4,136,464
COPT Defense Properties	57,278	1,561,971
Cousins Properties, Inc.	85,383	2,518,799
CubeSmart	115,171	4,918,953
EastGroup Properties, Inc.	26,451	4,659,344
EPR Properties	38,566	2,028,957
Equity LifeStyle Properties, Inc.	97,298	6,489,777
First Industrial Realty Trust, Inc.	67,422	3,638,091
Gaming & Leisure Properties, Inc.	139,737	7,112,613
Healthcare Realty Trust, Inc. Cl A	180,476	3,050,044
Independence Realty Trust, Inc.	117,368	2,491,723
Jones Lang LaSalle, Inc.*	24,161	5,989,754
Kilroy Realty Corp.	54,146	1,773,823
Kite Realty Group Trust	111,868	2,502,487
Lamar Advertising Co. Cl A	44,783	5,095,410
National Storage Affiliates Trust	35,712	1,407,053
NNN REIT, Inc.	95,513	4,073,629
Omega Healthcare Investors, Inc.	143,529	5,465,584
Park Hotels & Resorts, Inc.	105,114	1,122,618
PotlatchDeltic Corp.	36,512	1,647,421

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

REAL ESTATE (7.4%) (continued)
Rayonier, Inc.	71,563	1,995,176
Rexford Industrial Realty, Inc.	115,881	4,536,741
Sabra Health Care REIT, Inc.	120,484	2,104,856
STAG Industrial, Inc.	95,010	3,431,761
Vornado Realty Trust	84,556	3,127,726
WP Carey, Inc.	111,451	7,033,673

		104,230,085

UTILITIES (3.0%)
ALLETE, Inc.	29,486	1,937,230
Black Hills Corp.	36,471	2,211,966
Essential Utilities, Inc.	128,661	5,085,969
IDACORP, Inc.	27,128	3,152,816
National Fuel Gas Co.	46,114	3,651,768
New Jersey Resources Corp.	51,073	2,505,641
Northwestern Energy Group, Inc.	31,232	1,807,396
OGE Energy Corp.	102,335	4,703,316
ONE Gas, Inc.	28,852	2,180,923
Ormat Technologies, Inc.	29,266	2,071,155
Portland General Electric Co.	55,686	2,483,596
Southwest Gas Hldgs., Inc.	30,690	2,203,542
Spire, Inc.	29,713	2,325,042
TXNM Energy, Inc.	45,935	2,456,604
UGI Corp.	109,396	3,617,726

		42,394,690

TOTAL COMMON STOCKS (Cost: $1,187,192,445)		1,391,057,520

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.3%):
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill	A-1+	4.21	04/08/25	$1,000,000	$999,183
U.S. Treasury Bill (1)	A-1+	4.22	06/20/25	6,000,000	5,944,027
U.S. Treasury Bill	A-1+	4.23	05/13/25	800,000	796,080
U.S. Treasury Bill	A-1+	4.24	04/22/25	9,500,000	9,476,571
U.S. Treasury Bill	A-1+	4.41	04/01/25	500,000	500,000

					17,715,861

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $17,716,185)					17,715,861

MoA FUNDS - MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value

TEMPORARY CASH INVESTMENT (0.0%) (2)
JP Morgan Chase, New York Time Deposit	3.58	04/01/25	$100,553	$100,553

TOTAL TEMPORARY CASH INVESTMENT (Cost: $100,553)				100,553

TOTAL INVESTMENTS (Cost: $1,205,009,183) 99.9%				1,408,873,934

OTHER NET ASSETS 0.1%				1,488,382

NET ASSETS 100.0%				$1,410,362,316

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
(2)	Percentage is less than 0.05%.

Information on futures contracts outstanding in the Fund as of March 31, 2025, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
E-mini S&P MidCap 400 Stock Index	66	P	June 2025	$19,394,760	$(114,657)	1.4%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (57.3%):
COMMUNICATION SERVICES (5.1%)
Alphabet, Inc. Cl A	13,732	$2,123,516
AT&T, Inc.	87,532	2,475,405
Comcast Corp. Cl A	57,107	2,107,248
Fox Corp. Cl A	17,525	991,915
Meta Platforms, Inc. Cl A	1,238	713,534
T-Mobile US, Inc.	5,697	1,519,447

		9,931,065

CONSUMER DISCRETIONARY (6.5%)
Amazon.com, Inc.*	9,164	1,743,543
AutoZone, Inc.*	286	1,090,455
Booking Hldgs., Inc.	413	1,902,654
DR Horton, Inc.	6,798	864,230
Hilton Worldwide Hldgs., Inc.	3,381	769,346
Home Depot, Inc.	3,711	1,360,044
Ralph Lauren Corp. Cl A	6,971	1,538,778
Tapestry, Inc.	27,238	1,917,828
TJX Cos., Inc.	11,780	1,434,804

		12,621,682

CONSUMER STAPLES (2.7%)
Colgate-Palmolive Co.	14,201	1,330,634
Philip Morris International, Inc.	11,832	1,878,093
Walmart, Inc.	23,755	2,085,451

		5,294,178

ENERGY (2.8%)
Baker Hughes Co. Cl A	17,103	751,677
ConocoPhillips	9,091	954,737
Exxon Mobil Corp.	11,945	1,420,619
Valero Energy Corp.	5,967	788,062
Williams Cos., Inc.	25,027	1,495,613

		5,410,708

FINANCIALS (7.1%)
Citigroup, Inc.	22,941	1,628,582
Corpay, Inc.*	4,002	1,395,577
Goldman Sachs Group, Inc.	2,300	1,256,467
JPMorgan Chase & Co.	13,403	3,287,756
Mastercard, Inc. Cl A	3,072	1,683,825
Morgan Stanley	15,128	1,764,984
Visa, Inc. Cl A	7,614	2,668,402

		13,685,593

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

HEALTH CARE (6.9%)
AbbVie, Inc.	9,297	1,947,908
Bristol-Myers Squibb Co.	11,073	675,342
Cigna Group	3,272	1,076,488
Eli Lilly & Co.	2,452	2,025,131
Gilead Sciences, Inc.	14,024	1,571,389
HCA Healthcare, Inc.	2,439	842,797
Hologic, Inc.*	6,773	418,368
Johnson & Johnson	12,231	2,028,389
McKesson Corp.	1,515	1,019,580
UnitedHealth Group, Inc.	3,256	1,705,330

		13,310,722

INDUSTRIALS (5.8%)
AMETEK, Inc.	1,976	340,148
Caterpillar, Inc.	2,713	894,747
Deere & Co.	2,309	1,083,729
FedEx Corp.	5,508	1,342,740
GE Vernova, Inc.	3,140	958,579
General Electric Co.	2,818	564,023
Parker-Hannifin Corp.	1,189	722,734
Quanta Svcs., Inc.	2,415	613,845
RTX Corp.	8,321	1,102,200
Snap-on, Inc.	2,481	836,122
SS&C Technologies Hldgs., Inc.	4,142	345,981
Trane Technologies PLC	4,303	1,449,767
Union Pacific Corp.	3,801	897,948

		11,152,563

INFORMATION TECHNOLOGY (16.8%)
Adobe, Inc.*	3,747	1,437,087
Apple, Inc.	38,480	8,547,562
Arista Networks, Inc.*	11,351	879,475
Broadcom, Inc.	17,191	2,878,289
Fortinet, Inc.*	17,232	1,658,752
Gen Digital, Inc.	19,698	522,785
Intuit, Inc.	1,830	1,123,602

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INFORMATION TECHNOLOGY (16.8%) (continued)
Lam Research Corp.	16,581	1,205,439
Microsoft Corp.	19,190	7,203,734
NetApp, Inc.	8,062	708,166
NVIDIA Corp.	59,023	6,396,913

		32,561,804

MATERIALS (1.3%)
Freeport-McMoRan, Inc.	26,310	996,097
Newmont Corp.	30,382	1,466,843

		2,462,940

REAL ESTATE (0.8%)
Digital Realty Trust, Inc.	7,321	1,049,026
VICI Properties, Inc. Cl A	15,704	512,265

		1,561,291

UTILITIES (1.5%)
NextEra Energy, Inc.	16,880	1,196,623
NRG Energy, Inc.	12,223	1,166,808
Vistra Corp.	4,293	504,170

		2,867,601

TOTAL COMMON STOCKS (Cost: $62,962,392)		110,860,147

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (37.5%):
U.S. GOVERNMENT (6.1%)
U.S. Treasury Bond	AA+	1.38	11/15/40	$750,000	487,500
U.S. Treasury Bond	AA+	1.75	08/15/41	1,900,000	1,287,250
U.S. Treasury Bond	AA+	1.88	02/15/41	1,700,000	1,192,656
U.S. Treasury Bond	AA+	3.00	11/15/45	600,000	468,281
U.S. Treasury Bond	AA+	3.63	02/15/53	465,000	391,690
U.S. Treasury Bond	AA+	4.00	11/15/52	620,000	559,163
U.S. Treasury Bond	AA+	4.13	08/15/53	2,095,000	1,930,674
U.S. Treasury Bond	AA+	4.25	02/15/54	615,000	579,541
U.S. Treasury Bond	AA+	4.63	05/15/44	50,000	50,156
U.S. Treasury Note	AA+	2.88	05/15/32	535,000	494,959
U.S. Treasury Note	AA+	3.88	08/15/34	300,000	292,406
U.S. Treasury Note	AA+	4.00	02/15/34	1,010,000	996,428
U.S. Treasury Note	AA+	4.25	01/31/30	945,000	957,182

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

U.S. GOVERNMENT (6.1%) (continued)
U.S. Treasury Note	AA+	4.25	11/15/34	330,000	331,031
U.S. Treasury Note	AA+	4.50	11/15/33	190,000	194,572
U.S. Treasury Note	AA+	4.63	02/15/35	60,000	61,978
U.S. Treasury Strip	AA+	0.00	08/15/29	945,000	792,905
U.S. Treasury Strip	AA+	0.00	02/15/42	1,625,000	728,086

					11,796,458

U.S. GOVERNMENT AGENCIES (14.8%)
MORTGAGE-BACKED OBLIGATIONS (13.0%)
FHLMC	AA+	1.50	10/01/36	350,822	309,493
FHLMC	AA+	2.50	09/01/27	22,938	22,462
FHLMC	AA+	2.50	06/01/35	126,199	117,576
FHLMC	AA+	2.50	06/01/50	146,771	123,249
FHLMC	AA+	2.50	11/01/50	694,039	587,576
FHLMC	AA+	2.50	10/01/51	245,426	204,828
FHLMC	AA+	3.00	06/01/27	16,045	15,807
FHLMC	AA+	3.00	08/01/27	10,608	10,482
FHLMC	AA+	3.00	11/01/42	70,123	63,781
FHLMC	AA+	3.00	11/01/42	32,029	29,127
FHLMC	AA+	3.00	04/01/43	70,614	64,068
FHLMC	AA+	3.00	11/01/49	139,046	122,137
FHLMC	AA+	3.00	11/01/49	209,180	183,742
FHLMC	AA+	3.00	10/01/51	345,849	300,046
FHLMC	AA+	3.00	06/01/52	574,991	503,478
FHLMC	AA+	3.50	02/01/32	73,088	71,436
FHLMC	AA+	3.50	01/01/43	88,851	82,930
FHLMC	AA+	3.50	06/01/45	119,787	110,663
FHLMC	AA+	3.50	07/01/45	142,220	131,730
FHLMC	AA+	4.00	11/01/33	41,300	40,805
FHLMC	AA+	4.00	01/01/38	62,654	61,355
FHLMC	AA+	4.00	03/01/41	26,598	25,637
FHLMC	AA+	4.00	07/01/41	42,715	41,177
FHLMC	AA+	4.00	11/01/42	17,575	16,885
FHLMC	AA+	4.00	01/01/43	91,594	87,998
FHLMC	AA+	4.00	10/01/44	34,862	33,261
FHLMC	AA+	4.00	06/01/45	115,419	109,846
FHLMC	AA+	4.00	04/01/52	378,092	354,955
FHLMC	AA+	4.00	08/01/52	245,387	230,962
FHLMC	AA+	4.23	05/01/30	475,000	467,671
FHLMC	AA+	4.50	02/01/44	36,494	35,919
FHLMC	AA+	4.50	05/01/48	49,699	48,298
FHLMC	AA+	5.00	02/01/26	328	327

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (13.0%) (continued)
FHLMC	AA+	5.00	08/01/35	35,759	35,954
FHLMC	AA+	5.00	07/01/39	6,493	6,552
FHLMC	AA+	5.00	01/25/52	236,995	235,717
FHLMC	AA+	5.00	06/01/52	784,842	772,912
FHLMC	AA+	5.00	12/01/52	489,344	484,153
FHLMC	AA+	5.00	06/01/54	192,842	189,680
FHLMC	AA+	5.50	07/01/32	8,949	9,126
FHLMC	AA+	5.50	05/01/33	5,896	6,045
FHLMC	AA+	5.50	06/01/37	38,920	40,130
FHLMC	AA+	5.50	06/01/53	90,953	91,567
FHLMC	AA+	5.50	07/01/53	221,543	223,051
FHLMC	AA+	5.50	07/01/53	450,649	454,132
FHLMC	AA+	6.00	09/01/53	175,807	180,536
FHLMC	AA+	6.00	02/01/54	267,628	273,639
FHLMC	AA+	6.00	01/01/55	750,000	762,070
FHLMC ARM	AA+	1.94	10/01/51	577,923	511,958
FHLMC REMICS	AA+	2.50	04/25/50	135,960	110,604
FHLMC Strip	AA+	3.00	06/15/42	147,465	134,465
FHLMC Strip	AA+	3.00	01/15/43	46,688	42,238
FNMA	AA+	1.80	09/01/51	729,983	644,838
FNMA	AA+	2.00	11/01/35	339,520	309,088
FNMA	AA+	2.00	07/01/36	624,455	568,721
FNMA	AA+	2.00	09/01/50	612,954	492,228
FNMA	AA+	2.00	10/01/50	180,479	146,454
FNMA	AA+	2.00	02/01/51	405,848	322,836
FNMA	AA+	2.00	03/01/51	234,863	186,834
FNMA	AA+	2.34	05/01/36	548,740	446,252
FNMA	AA+	2.50	02/01/33	100,103	94,721
FNMA	AA+	2.50	06/01/35	296,554	276,292
FNMA	AA+	2.50	10/01/35	281,304	261,737
FNMA	AA+	2.50	04/01/42	1,031,133	906,159
FNMA	AA+	2.50	03/01/51	799,042	678,227
FNMA	AA+	2.50	04/01/51	144,424	121,167
FNMA	AA+	2.50	05/01/51	671,050	568,060
FNMA	AA+	2.50	05/01/52	826,268	692,333
FNMA	AA+	3.00	06/01/33	101,087	96,503
FNMA	AA+	3.00	09/01/33	57,984	55,326
FNMA	AA+	3.00	01/01/43	196,100	178,122
FNMA	AA+	3.00	02/01/43	48,887	44,407
FNMA	AA+	3.00	03/01/43	101,482	91,962
FNMA	AA+	3.00	09/01/43	102,260	92,654
FNMA	AA+	3.00	12/01/47	27,224	24,164

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (13.0%) (continued)
FNMA	AA+	3.00	03/01/48	51,727	45,503
FNMA	AA+	3.00	01/01/52	514,158	448,526
FNMA	AA+	3.00	03/01/52	500,000	433,863
FNMA	AA+	3.10	06/01/29	175,000	165,639
FNMA	AA+	3.50	08/01/38	71,442	66,483
FNMA	AA+	3.50	10/01/41	44,644	41,644
FNMA	AA+	3.50	11/01/41	70,638	65,906
FNMA	AA+	3.50	12/01/41	54,507	50,845
FNMA	AA+	3.50	04/01/42	79,936	74,518
FNMA	AA+	3.50	08/01/42	79,665	74,258
FNMA	AA+	3.50	08/01/43	122,316	113,834
FNMA	AA+	3.50	08/01/43	193,741	180,223
FNMA	AA+	3.50	10/01/44	25,019	23,145
FNMA	AA+	3.50	04/01/45	43,282	39,979
FNMA	AA+	3.50	04/01/45	100,269	92,508
FNMA	AA+	3.50	05/01/45	3,920	3,617
FNMA	AA+	3.50	09/01/47	47,980	44,191
FNMA	AA+	3.50	06/01/51	511,241	462,740
FNMA	AA+	3.50	05/01/52	565,537	514,525
FNMA	AA+	3.75	08/01/28	200,000	195,709
FNMA	AA+	4.00	01/01/31	26,697	26,433
FNMA	AA+	4.00	07/01/40	56,799	54,674
FNMA	AA+	4.00	11/01/40	30,326	29,194
FNMA	AA+	4.00	05/01/41	26,093	25,120
FNMA	AA+	4.00	11/01/45	57,197	54,464
FNMA	AA+	4.00	02/01/47	56,889	54,104
FNMA	AA+	4.00	04/01/49	208,021	196,517
FNMA	AA+	4.00	03/01/50	196,248	184,741
FNMA	AA+	4.00	07/01/52	154,717	146,060
FNMA	AA+	4.00	07/01/56	298,306	276,992
FNMA	AA+	4.49	02/01/53	249,689	244,072
FNMA	AA+	4.50	05/01/30	7,182	7,178
FNMA	AA+	4.50	06/01/34	11,905	11,895
FNMA	AA+	4.50	08/01/35	8,627	8,619
FNMA	AA+	4.50	05/01/39	15,275	15,125
FNMA	AA+	4.50	05/01/39	23,742	23,510
FNMA	AA+	4.50	05/01/40	34,140	33,758
FNMA	AA+	4.50	10/01/40	118,193	116,868
FNMA	AA+	4.50	10/01/41	8,788	8,684
FNMA	AA+	4.50	11/01/47	36,582	35,542
FNMA	AA+	4.50	11/01/47	23,522	23,001
FNMA	AA+	4.50	05/01/50	308,035	298,882

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (13.0%) (continued)
FNMA	AA+	5.00	06/01/33	12,827	12,881
FNMA	AA+	5.00	10/01/33	13,710	13,767
FNMA	AA+	5.00	11/01/33	9,124	9,162
FNMA	AA+	5.00	11/01/33	37,927	38,086
FNMA	AA+	5.00	03/01/34	5,430	5,452
FNMA	AA+	5.00	04/01/34	8,846	8,903
FNMA	AA+	5.00	09/01/35	4,985	5,029
FNMA	AA+	5.00	08/01/37	44,209	44,680
FNMA	AA+	5.00	05/01/39	20,469	20,628
FNMA	AA+	5.50	07/01/27	37,825	38,036
FNMA	AA+	5.50	06/01/48	3,959	4,068
FNMA	AA+	5.50	03/01/53	334,740	335,613
FNMA	AA+	6.00	05/01/32	2,781	2,872
FNMA	AA+	6.00	04/01/33	14,731	15,268
FNMA	AA+	6.00	05/01/33	6,393	6,626
FNMA	AA+	6.00	06/01/34	3,284	3,415
FNMA	AA+	6.00	09/01/34	968	1,007
FNMA	AA+	6.00	10/01/34	8,526	8,868
FNMA	AA+	6.00	01/01/37	5,523	5,785
FNMA	AA+	6.00	05/01/37	1,381	1,450
FNMA	AA+	6.00	11/01/52	565,153	580,530
FNMA	AA+	6.00	09/01/53	43,788	45,028
FNMA	AA+	6.00	09/01/54	244,935	249,659
FNMA	AA+	6.50	05/01/32	14,172	14,777
FNMA	AA+	6.50	07/01/34	2,636	2,780
FNMA	AA+	6.50	05/01/37	15,090	16,078
FNMA	AA+	7.00	04/01/32	495	523
FNMA	AA+	7.50	06/01/31	924	972
FNMA	AA+	7.50	02/01/32	1,280	1,361
FNMA	AA+	7.50	06/01/32	890	957
FNMA	AA+	8.00	04/01/32	950	992
FNMA Strip	AA+	3.00	08/25/42	41,828	37,939
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	41,682	40,483
GNMA (1)	AA+	2.50	10/20/51	171,584	145,374
GNMA (1)	AA+	2.50	08/20/52	173,921	148,435
GNMA (1)	AA+	2.50	03/20/53	897,379	766,440
GNMA (1)	AA+	2.50	06/20/53	416,073	355,298
GNMA (1)	AA+	3.00	10/20/51	214,175	188,178
GNMA (1)	AA+	4.00	10/16/36	178,265	163,523
GNMA (1)	AA+	4.00	01/15/42	98,730	94,995
GNMA (1)	AA+	4.00	08/20/42	33,043	31,791
GNMA (1)	AA+	4.50	04/20/31	16,946	16,976

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (13.0%) (continued)
GNMA (1)	AA+	4.50	10/15/40	44,663	44,117
GNMA (1)	AA+	4.50	10/20/43	71,262	69,970
GNMA (1)	AA+	5.00	06/20/39	35,697	35,816
GNMA (1)	AA+	6.50	04/15/31	1,071	1,104
GNMA (1)	AA+	6.50	10/15/31	544	566
GNMA (1)	AA+	6.50	12/15/31	201	202
GNMA (1)	AA+	6.50	05/15/32	1,563	1,597
GNMA (1)	AA+	7.00	05/15/31	556	582
GNMA (1)	AA+	7.00	05/15/32	105	105

					25,125,154

NON-MORTGAGE-BACKED OBLIGATIONS (1.8%)
FFCB	AA+	5.37	01/28/32	950,000	949,781
FHLB	AA+	5.13	02/26/30	450,000	450,239
FHLB	AA+	5.20	02/28/30	500,000	499,723
FHLB	AA+	5.25	02/28/30	250,000	249,759
FHLB	AA+	5.30	02/27/32	1,165,000	1,164,761
FHLB	AA+	5.70	05/01/29	100,000	100,081

					3,414,344

CORPORATE DEBT (16.6%)
COMMUNICATION SERVICES (1.0%)
AT&T, Inc.	BBB	2.75	06/01/31	290,000	257,766
Comcast Corp.	A-	3.40	04/01/30	300,000	283,828
Sprint LLC	BBB-	7.63	03/01/26	255,000	259,105
Take-Two Interactive Software, Inc.	BBB	4.00	04/14/32	90,000	84,102
T-Mobile USA, Inc.	BBB	3.38	04/15/29	165,000	156,773
T-Mobile USA, Inc.	BBB	3.75	04/15/27	205,000	202,026
Verizon Communications, Inc.	BBB+	4.02	12/03/29	415,000	403,777
Warnermedia Hldgs., Inc.	BBB-	4.28	03/15/32	355,000	312,825

					1,960,202

CONSUMER DISCRETIONARY (0.9%)
AutoZone, Inc.	BBB	3.75	04/18/29	65,000	62,823
Darden Restaurants, Inc.	BBB	3.85	05/01/27	110,000	108,305
Expedia Group, Inc.	BBB	5.40	02/15/35	330,000	328,758
Ford Motor Credit Co. LLC	BBB-	2.70	08/10/26	200,000	192,781
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	340,000	342,691
Lennar Corp.	BBB	5.00	06/15/27	110,000	110,598
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	165,000	163,711
Lowe’s Cos., Inc.	BBB+	5.50	10/15/35	100,000	102,435
Marriott International, Inc.	BBB	2.85	04/15/31	200,000	177,828
Toll Brothers Finance Corp.	BBB-	4.88	03/15/27	200,000	200,121

					1,790,051

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

CONSUMER STAPLES (0.4%)
Bunge Ltd. Finance Corp.	BBB+	2.75	05/14/31	235,000	208,241
Bunge Ltd. Finance Corp.	BBB+	4.20	09/17/29	150,000	147,525
Constellation Brands, Inc.	BBB	4.80	01/15/29	230,000	230,604
J M Smucker Co.	BBB	6.20	11/15/33	245,000	260,831

					847,201

ENERGY (1.5%)
Cheniere Energy Partners LP	BBB-	4.50	10/01/29	220,000	214,392
Diamondback Energy, Inc.	BBB	5.15	01/30/30	225,000	228,239
Energy Transfer LP	BBB	5.25	07/01/29	105,000	106,520
Energy Transfer LP	BBB	5.55	02/15/28	276,000	282,518
EQT Corp.†	BBB-	3.13	05/15/26	165,000	162,123
EQT Corp.	BBB-	3.90	10/01/27	68,000	66,746
Hess Corp.	BBB-	4.30	04/01/27	80,000	79,570
HF Sinclair Corp.	BBB-	4.50	10/01/30	90,000	86,056
HF Sinclair Corp.	BBB-	5.75	01/15/31	60,000	60,753
HF Sinclair Corp.	BBB-	6.38	04/15/27	202,000	204,571
Kinder Morgan, Inc.	BBB	5.10	08/01/29	350,000	353,743
Occidental Petroleum Corp.	BB+	6.38	09/01/28	170,000	176,313
ONEOK, Inc.	BBB	4.40	10/15/29	70,000	68,765
ONEOK, Inc.†	BBB	5.63	01/15/28	180,000	183,361
Plains All American Pipeline LP/PAA Finance Corp.	BBB	3.55	12/15/29	195,000	183,718
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	150,000	151,293
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	6.88	01/15/29	75,000	76,786
Western Midstream Operating LP	BBB-	4.75	08/15/28	200,000	199,117

					2,884,584

FINANCIALS (6.0%)
Alleghany Corp.	AA	3.63	05/15/30	160,000	153,165
American Express Co.	A-	5.39	07/28/27	210,000	212,232
American Express Co.	A-	5.53	04/25/30	350,000	360,827
Aon North America, Inc.	A-	5.45	03/01/34	450,000	458,048
Arthur J Gallagher & Co.	BBB	5.00	02/15/32	215,000	214,945
Bank of America Corp.	A-	2.97	02/04/33	985,000	863,647
BankUnited, Inc.	BBB	4.88	11/17/25	160,000	159,815
BankUnited, Inc.	BBB-	5.13	06/11/30	200,000	196,165
Capital One Financial Corp.	BBB	4.93	05/10/28	165,000	165,611
Capital One Financial Corp.	BBB	6.38	06/08/34	140,000	146,176
Citigroup, Inc.	BBB+	3.79	03/17/33	195,000	178,343
Citigroup, Inc.	BBB+	3.98	03/20/30	220,000	213,092
Citigroup, Inc.	BBB	5.83	02/13/35	300,000	298,134
Citizens Financial Group, Inc.	BBB+	5.84	01/23/30	340,000	349,061

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FINANCIALS (6.0%) (continued)
Discover Financial Svcs.	BBB-	4.10	02/09/27	335,000	331,579
Fairfax Financial Hldgs. Ltd.	BBB+	6.00	12/07/33	160,000	166,162
Fifth Third Bancorp	BBB+	4.90	09/06/30	125,000	124,697
Fifth Third Bancorp	BBB+	6.34	07/27/29	155,000	161,819
First Horizon Bank	BBB	5.75	05/01/30	250,000	252,695
Global Payments, Inc.	BBB-	2.90	05/15/30	350,000	317,293
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	450,000	407,511
Goldman Sachs Group, Inc.	BBB+	6.56	10/24/34	235,000	256,205
JPMorgan Chase & Co.	A	5.00	07/22/30	200,000	201,802
JPMorgan Chase & Co.	A	5.35	06/01/34	200,000	203,363
JPMorgan Chase & Co.	A	5.50	01/24/36	300,000	306,533
Kemper Corp.	BBB-	3.80	02/23/32	165,000	148,178
KeyCorp	BBB	2.25	04/06/27	398,000	379,506
Liberty Mutual Group, Inc.†	BBB	4.57	02/01/29	365,000	362,111
Manufacturers & Traders Trust Co.	A-	4.70	01/27/28	250,000	250,327
Mercury General Corp.	BBB-	4.40	03/15/27	125,000	122,957
Morgan Stanley	A-	2.70	01/22/31	450,000	407,978
Morgan Stanley	A-	5.17	01/16/30	40,000	40,526
Morgan Stanley	A-	5.45	07/20/29	210,000	214,701
PNC Bank N.A.	A-	2.70	10/22/29	250,000	228,878
PNC Financial Svcs. Group, Inc.	A-	5.58	06/12/29	180,000	185,046
PNC Financial Svcs. Group, Inc.	A-	6.88	10/20/34	120,000	132,670
Synchrony Financial	BBB-	3.70	08/04/26	400,000	392,986
Truist Financial Corp.	A-	4.87	01/26/29	300,000	301,589
U.S. Bancorp	A	4.65	02/01/29	465,000	465,180
U.S. Bancorp	A	5.78	06/12/29	60,000	61,872
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	247,084
Wells Fargo & Co.	BBB+	3.35	03/02/33	315,000	282,461
Wells Fargo & Co.	BBB+	3.53	03/24/28	190,000	186,134
Wells Fargo & Co.	BBB+	5.20	01/23/30	220,000	223,678
Zions Bancorporation	BBB	3.25	10/29/29	250,000	225,307

					11,558,089

HEALTH CARE (0.8%)
AbbVie, Inc.	A-	5.05	03/15/34	455,000	458,285
Amgen, Inc.	BBB+	5.15	03/02/28	235,000	239,210
Amgen, Inc.	BBB+	5.25	03/02/33	100,000	101,436
Baxter International, Inc.	BBB	2.54	02/01/32	100,000	85,701
CVS Health Corp.	BBB	3.75	04/01/30	389,000	366,895
Elevance Health, Inc.	A	2.88	09/15/29	255,000	236,948
Elevance Health, Inc.	A	4.75	02/15/30	65,000	65,345

					1,553,820

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INDUSTRIALS (1.0%)
AutoZone, Inc.	BBB	6.25	11/01/28	175,000	184,187
Boeing Co.	BBB-	3.20	03/01/29	375,000	351,909
CH Robinson Worldwide, Inc.	BBB	4.20	04/15/28	180,000	177,083
Equifax, Inc.	BBB	4.80	09/15/29	280,000	280,274
Huntington Ingalls Industries, Inc.	BBB-	3.48	12/01/27	155,000	150,286
L3Harris Technologies, Inc.	BBB	5.40	01/15/27	210,000	213,051
Lennox International, Inc.	BBB	1.70	08/01/27	155,000	144,849
Otis Worldwide Corp.	BBB	5.13	11/19/31	245,000	247,772
Uber Technologies, Inc.†	BBB	4.50	08/15/29	280,000	275,166

					2,024,577

INFORMATION TECHNOLOGY (1.7%)
Amphenol Corp.	A-	2.80	02/15/30	305,000	281,560
Arrow Electronics, Inc.	BBB-	5.15	08/21/29	250,000	251,226
Broadcom, Inc.	BBB+	5.05	07/12/29	355,000	359,910
Hewlett Packard Enterprise Co.	BBB	4.55	10/15/29	180,000	178,068
Intel Corp.	BBB	3.75	03/25/27	190,000	186,924
Intel Corp.	BBB	5.20	02/10/33	165,000	162,811
Jabil, Inc.	BBB-	3.00	01/15/31	140,000	125,319
Jabil, Inc.	BBB-	3.95	01/12/28	75,000	73,410
Juniper Networks, Inc.	BBB	3.75	08/15/29	205,000	197,121
Microchip Technology, Inc.	BBB	4.90	03/15/28	150,000	150,486
Micron Technology, Inc.	BBB-	4.19	02/15/27	285,000	282,718
Oracle Corp.	BBB	4.90	02/06/33	285,000	280,199
Oracle Corp.	BBB	5.25	02/03/32	70,000	70,899
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	150,000	133,728
VeriSign, Inc.	BBB	2.70	06/15/31	275,000	241,957
VMware LLC	BBB+	1.40	08/15/26	240,000	229,837

					3,206,173

MATERIALS (0.5%)
Celanese US Hldgs. LLC	BB+	6.42	07/15/27	280,000	284,580
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	290,000	270,046
Steel Dynamics, Inc.	BBB	5.00	12/15/26	125,000	125,086
Vulcan Materials Co.	BBB+	4.95	12/01/29	350,000	352,777

					1,032,489

REAL ESTATE (1.8%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	360,000	342,769
American Tower Corp.	BBB	2.75	01/15/27	140,000	135,609
American Tower Corp.	BBB	3.13	01/15/27	45,000	43,837
American Tower Corp.	BBB	5.80	11/15/28	180,000	186,597
Boston Properties LP	BBB	3.25	01/30/31	300,000	268,726
Boston Properties LP	BBB	5.75	01/15/35	35,000	34,622
Boston Properties LP	BBB	6.50	01/15/34	50,000	52,629

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

REAL ESTATE (1.8%) (continued)
Digital Realty Trust LP	BBB	5.55	01/15/28	215,000	219,916
Equinix, Inc.	BBB	3.20	11/18/29	375,000	350,588
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	275,000	274,233
Kilroy Realty LP	BBB-	3.05	02/15/30	120,000	106,755
Kimco Realty OP LLC	BBB+	4.85	03/01/35	135,000	129,857
Kimco Realty OP LLC	BBB+	6.40	03/01/34	200,000	214,740
NNN REIT, Inc.	BBB+	2.50	04/15/30	145,000	129,454
NNN REIT, Inc.	BBB+	3.60	12/15/26	110,000	108,322
Prologis LP	A	1.75	07/01/30	140,000	120,243
Realty Income Corp.	A-	4.85	03/15/30	65,000	65,225
Realty Income Corp.	A-	5.13	02/15/34	325,000	322,205
Tanger Properties LP	BBB-	3.13	09/01/26	175,000	171,367
Tanger Properties LP	BBB-	3.88	07/15/27	110,000	107,987

					3,385,681

UTILITIES (1.0%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	345,000	350,714
Black Hills Corp.	BBB+	3.05	10/15/29	140,000	129,627
DTE Energy Co.	BBB	5.10	03/01/29	325,000	329,067
Duke Energy Carolinas LLC	A	4.85	01/15/34	295,000	290,859
Duke Energy Corp.	BBB	4.85	01/05/29	35,000	35,214
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	275,000	269,808
NiSource, Inc.	BBB+	5.20	07/01/29	220,000	224,040
Southern Co.	BBB+	5.70	03/15/34	280,000	289,493

					1,918,822

TOTAL CORPORATE DEBT					32,161,689

TOTAL LONG-TERM DEBT SECURITIES (Cost: $75,424,061)					72,497,645

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (5.0%):
U.S. GOVERNMENT (4.2%)
U.S. Treasury Bill	A-1+	4.23	04/22/25	$2,000,000	1,995,081
U.S. Treasury Bill	A-1+	4.26	04/01/25	1,750,000	1,750,000
U.S. Treasury Bill	A-1+	4.27	04/15/25	2,000,000	1,996,704
U.S. Treasury Bill	A-1+	4.28	04/03/25	2,500,000	2,499,409

					8,241,194

U.S. GOVERNMENT AGENCIES (0.8%)
FNMA	A-1+	4.03	04/01/25	1,500,000	1,500,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,741,194)					9,741,194

MoA FUNDS - BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%):
JP Morgan Chase, New York Time Deposit	3.58	04/01/25	$675,877	675,877

TOTAL TEMPORARY CASH INVESTMENT (Cost: $675,877)				675,877

TOTAL INVESTMENTS (Cost: $148,803,524) 100.2%				193,774,863

OTHER NET ASSETS -0.2%				(345,186)

NET ASSETS 100.0%				$193,429,677

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	ARM = Adjustable Rate Mortgage
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
REMICS = Real Estate Mortgage Investment Conduits

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate values of these securities amounts to $1,252,807 and represents 0.6% of net assets.

(1)	U.S. Government guaranteed security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (97.4%):
AUSTRALIA (4.3%)
CONSUMER DISCRETIONARY (1.0%)
Aristocrat Leisure Ltd.	205,027	$8,291,267
Wesfarmers Ltd.	207,840	9,421,453

		17,712,720

FINANCIALS (1.1%)
ANZ Group Hldgs. Ltd.	581,599	10,647,686
Commonwealth Bank of Australia	96,445	9,170,595

		19,818,281

HEALTH CARE (0.4%)
Pro Medicus Ltd.	61,004	7,720,993

INDUSTRIALS (0.4%)
Brambles Ltd.	557,661	7,044,493

MATERIALS (1.4%)
BHP Group Ltd.	514,899	12,492,066
BlueScope Steel Ltd.	503,571	6,744,261
Fortescue Ltd.	538,528	5,212,010

		24,448,337

TOTAL AUSTRALIA		76,744,824

AUSTRIA (0.3%)
ENERGY (0.3%)
OMV AG	109,951	5,661,819

DENMARK (1.0%)
CONSUMER DISCRETIONARY (0.7%)
Pandora A/S	86,930	13,322,136

INDUSTRIALS (0.3%)
ROCKWOOL A/S Cl B	11,926	4,943,103

TOTAL DENMARK		18,265,239

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FINLAND (1.2%)
FINANCIALS (0.6%)
Nordea Bank Abp*	870,850	11,107,999

INFORMATION TECHNOLOGY (0.6%)
Nokia OYJ	1,980,379	10,429,770

TOTAL FINLAND		21,537,769

FRANCE (9.6%)
COMMUNICATION SERVICES (0.5%)
Orange S.A.	631,293	8,177,485

CONSUMER DISCRETIONARY (1.4%)
Hermes International SCA	9,919	26,096,870

CONSUMER STAPLES (0.7%)
Danone S.A.	160,021	12,238,684

ENERGY (1.0%)
TotalEnergies SE	282,427	18,196,773

FINANCIALS (1.5%)
AXA S.A.	320,437	13,690,285
BNP Paribas S.A.	159,954	13,368,235

		27,058,520

HEALTH CARE (0.7%)
EssilorLuxottica S.A.	44,672	12,872,473

INDUSTRIALS (2.5%)
Cie de Saint-Gobain S.A.	154,537	15,393,777
Eiffage S.A.	87,414	10,177,039
Schneider Electric SE	86,602	19,990,748

		45,561,564

REAL ESTATE (0.5%)
Klepierre S.A.	243,157	8,138,511

UTILITIES (0.8%)
Engie S.A.	693,759	13,517,844

TOTAL FRANCE		171,858,724

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

GERMANY (10.4%)
COMMUNICATION SERVICES (1.4%)
Deutsche Telekom AG	493,709	18,226,887
Scout24 SE†	61,733	6,464,535

		24,691,422

CONSUMER DISCRETIONARY (0.4%)
Mercedes-Benz Group AG	134,958	7,971,834

FINANCIALS (3.2%)
Allianz SE	55,044	21,064,908
Deutsche Bank AG	804,991	19,187,818
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,781	16,285,646

		56,538,372

INDUSTRIALS (2.5%)
GEA Group AG	144,534	8,785,661
MTU Aero Engines AG	23,946	8,320,194
Siemens AG	122,791	28,356,817

		45,462,672

INFORMATION TECHNOLOGY (2.1%)
SAP SE	143,095	38,340,486

MATERIALS (0.8%)
Heidelberg Materials AG	86,372	14,887,911

TOTAL GERMANY		187,892,697

HONG KONG (0.6%)
CONSUMER STAPLES (0.6%)
WH Group Ltd.†	10,824,571	9,939,039

IRELAND (1.1%)
INDUSTRIALS (1.1%)
AerCap Hldgs. N.V.	78,715	8,042,311
Experian PLC	253,134	11,729,501

		19,771,812

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

ISRAEL (1.2%)
INFORMATION TECHNOLOGY (1.2%)
Check Point Software Technologies Ltd.*	65,648	14,962,492
Wix.com Ltd.*	37,796	6,175,111

		21,137,603

ITALY (4.8%)
CONSUMER DISCRETIONARY (0.6%)
Ferrari N.V.	23,175	9,896,671

FINANCIALS (3.6%)
Banco BPM SpA	780,769	7,944,768
Generali	278,214	9,772,954
Intesa Sanpaolo SpA	2,706,174	13,946,084
Poste Italiane SpA†	634,404	11,317,445
UniCredit SpA	386,946	21,719,108

		64,700,359

UTILITIES (0.6%)
Enel SpA	1,438,072	11,657,200

TOTAL ITALY		86,254,230

JAPAN (18.8%)
COMMUNICATION SERVICES (1.4%)
Konami Group Corp.	69,597	8,218,997
Nintendo Co. Ltd.	263,082	17,885,498

		26,104,495

CONSUMER DISCRETIONARY (2.5%)
Asics Corp.	378,600	8,029,991
Fast Retailing Co. Ltd.	30,736	9,150,758
Honda Motor Co. Ltd.	940,692	8,513,714
Sony Group Corp.	372,000	9,413,660
Sumitomo Electric Industries Ltd.	649,413	10,839,736

		45,947,859

CONSUMER STAPLES (0.6%)
Japan Tobacco, Inc.	421,393	11,583,628

ENERGY (0.4%)
Inpex Corp.	469,446	6,512,241

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FINANCIALS (1.6%)
Daiwa Securities Group, Inc.	1,524,201	10,263,851
Japan Post Insurance Co. Ltd.	452,973	9,232,501
Mitsubishi UFJ Financial Group, Inc.	684,200	9,329,192

		28,825,544

HEALTH CARE (2.1%)
Chugai Pharmaceutical Co. Ltd.	192,107	8,801,602
Hoya Corp.	101,388	11,443,641
Kyowa Kirin Co. Ltd.	290,857	4,245,963
Shionogi & Co. Ltd.	829,373	12,520,404

		37,011,610

INDUSTRIALS (4.5%)
Hitachi Ltd.	1,001,947	23,527,472
Komatsu Ltd.	297,900	8,724,317
Marubeni Corp.	461,800	7,408,851
Mitsubishi Corp.	635,472	11,220,228
Mitsui & Co. Ltd.	522,676	9,855,114
Nippon Yusen KK	200,138	6,614,841
Recruit Hldgs. Co. Ltd.	250,349	12,972,198

		80,323,021

INFORMATION TECHNOLOGY (2.9%)
Advantest Corp.	192,500	8,581,833
Canon, Inc.	250,913	7,825,046
Disco Corp.	21,227	4,335,447
Keyence Corp.	29,570	11,628,388
Seiko Epson Corp.	488,141	7,821,069
Tokyo Electron Ltd.	34,100	4,676,689
Yokogawa Electric Corp.	404,392	7,892,904

		52,761,376

MATERIALS (0.6%)
Nitto Denko Corp.	570,045	10,544,929

REAL ESTATE (1.3%)
Daito Trust Construction Co. Ltd.	69,808	7,143,764
Daiwa House Industry Co. Ltd.	469,166	15,519,006

		22,662,770

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

UTILITIES (0.9%)
Osaka Gas Co. Ltd.	247,658	5,604,399
Tokyo Gas Co. Ltd.	324,231	10,315,021

		15,919,420

TOTAL JAPAN		338,196,893

NETHERLANDS (3.6%)
COMMUNICATION SERVICES (0.5%)
Koninklijke KPN N.V.	2,305,796	9,766,115

CONSUMER DISCRETIONARY (1.2%)
Prosus N.V.*	464,721	21,589,549

CONSUMER STAPLES (0.9%)
Koninklijke Ahold Delhaize N.V.	410,788	15,344,301

FINANCIALS (0.7%)
ING Groep N.V.	621,428	12,174,022

INFORMATION TECHNOLOGY (0.3%)
ASM International N.V.	13,776	6,277,341

TOTAL NETHERLANDS		65,151,328

NEW ZEALAND (0.4%)
INFORMATION TECHNOLOGY (0.4%)
Xero Ltd.*	80,213	7,839,674

NORWAY (1.6%)
CONSUMER STAPLES (0.3%)
Orkla ASA	557,591	6,113,712

ENERGY (0.7%)
Equinor ASA	470,743	12,429,490

INDUSTRIALS (0.6%)
Kongsberg Gruppen ASA	72,859	10,680,303

TOTAL NORWAY		29,223,505

SINGAPORE (0.9%)
FINANCIALS (0.9%)
DBS Group Hldgs. Ltd.	455,063	15,626,886

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

SPAIN (5.1%)
CONSUMER DISCRETIONARY (0.7%)
Industria de Diseno Textil S.A.	257,369	12,814,294

FINANCIALS (3.1%)
Banco Bilbao Vizcaya Argentaria S.A.	1,622,455	22,141,566
Banco Santander S.A.	3,575,187	24,084,611
CaixaBank S.A.	1,173,611	9,141,697

		55,367,874

INDUSTRIALS (0.4%)
Aena SME S.A.†	31,951	7,495,490

UTILITIES (0.9%)
Iberdrola S.A.	967,125	15,616,495

TOTAL SPAIN		91,294,153

SWEDEN (3.3%)
FINANCIALS (1.2%)
Investor AB Cl B	380,411	11,345,756
Svenska Handelsbanken AB Cl A	839,936	9,492,832

		20,838,588

INDUSTRIALS (1.7%)
Alfa Laval AB	133,612	5,728,802
Assa Abloy AB Cl B	315,870	9,483,100
Atlas Copco AB Cl A	980,631	15,664,511

		30,876,413

INFORMATION TECHNOLOGY (0.4%)
Telefonaktiebolaget LM Ericsson Cl B	1,056,295	8,219,021

TOTAL SWEDEN		59,934,022

SWITZERLAND (9.1%)
FINANCIALS (1.2%)
Partners Group Hldg. AG	5,375	7,649,711
Zurich Insurance Group AG	21,445	14,968,784

		22,618,495

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

HEALTH CARE (5.1%)
Alcon AG	49,522	4,698,896
Novartis AG	356,091	39,550,956
Roche Hldg. AG	116,696	38,407,878
Sonova Hldg. AG	31,701	9,256,072

		91,913,802

INDUSTRIALS (1.4%)
ABB Ltd.	292,314	15,082,805
Schindler Hldg. AG	33,441	10,480,799

		25,563,604

INFORMATION TECHNOLOGY (0.3%)
Logitech International S.A.	62,671	5,310,441

MATERIALS (1.1%)
Givaudan S.A.	2,069	8,882,177
Holcim AG*	94,348	10,153,092

		19,035,269

TOTAL SWITZERLAND		164,441,611

TAIWAN (0.4%)
INFORMATION TECHNOLOGY (0.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	38,216	6,343,856

UNITED KINGDOM (14.4%)
COMMUNICATION SERVICES (0.4%)
Vodafone Group PLC	7,375,961	6,930,880

CONSUMER DISCRETIONARY (0.9%)
InterContinental Hotels Group PLC	80,142	8,629,241
Next PLC	56,066	8,078,037

		16,707,278

CONSUMER STAPLES (3.8%)
British American Tobacco PLC	336,038	13,786,283
Imperial Brands PLC	441,452	16,335,184
Marks & Spencer Group PLC	1,187,880	5,484,481
Tesco PLC	2,590,834	11,146,939
Unilever PLC	357,441	21,328,285

		68,081,172

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

ENERGY (1.5%)
Shell PLC	761,314	27,713,151

FINANCIALS (3.4%)
3i Group PLC	276,840	13,017,694
Barclays PLC	5,724,488	21,525,100
HSBC Hldgs. PLC	2,352,955	26,675,270

		61,218,064

HEALTH CARE (1.4%)
AstraZeneca PLC	78,332	11,503,095
GSK PLC	693,202	13,247,746

		24,750,841

INDUSTRIALS (2.1%)
RELX PLC	470,738	23,646,410
Rolls-Royce Hldgs. PLC*	1,513,476	14,710,598

		38,357,008

MATERIALS (0.9%)
Rio Tinto PLC	264,197	15,855,131

TOTAL UNITED KINGDOM		259,613,525

UNITED STATES (5.3%)
FINANCIALS (5.3%)
iShares Core MSCI Emerging Markets ETF	499,634	26,965,247
iShares MSCI Emerging Markets ex China ETF	325,778	17,947,110
iShares MSCI India ETF	441,366	22,721,522
Vanguard FTSE Emerging Markets ETF	598,543	27,090,056

		94,723,935

TOTAL COMMON STOCKS (Cost: $1,497,951,479)		1,751,453,144

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.6%):
UNITED STATES (1.6%)
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill (1)	A-1+	4.23	06/20/25	17,250,000	17,089,078
U.S. Treasury Bill	A-1+	4.26	04/22/25	11,000,000	10,972,742

					28,061,820

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

U.S. GOVERNMENT AGENCIES (0.1%) FNMA	A-1+	4.03	04/01/25	1,100,000	1,100,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $29,162,213)					29,161,820

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%):
Brown Brothers Harriman, New York Time Deposit		0.00	04/01/25	CHF 866,193	979,081
Brown Brothers Harriman, New York Time Deposit		0.11	04/01/25	JPY 40,968,248	273,167
Brown Brothers Harriman, New York Time Deposit		1.03	04/01/25	SEK 670	67
Brown Brothers Harriman, New York Time Deposit		1.12	04/01/25	DKK 2,028	294
Brown Brothers Harriman, New York Time Deposit		1.19	04/01/25	SGD 10	8
Brown Brothers Harriman, New York Time Deposit		2.04	04/01/25	HKD 1,977,404	254,114
Brown Brothers Harriman, New York Time Deposit		2.89	04/01/25	AUD 825	516
Brown Brothers Harriman, New York Time Deposit		3.23	04/01/25	NOK 1,645	156
Brown Brothers Harriman, New York Time Deposit		3.42	04/01/25	GBP 135,561	175,118
Citibank, New York Time Deposit		1.35	04/01/25	EUR 4,141	4,478
JP Morgan Chase, New York Time Deposit		3.58	04/01/25	USD 1,002,084	1,002,084

					2,689,083

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,689,083)					2,689,083

TOTAL INVESTMENTS (Cost: $1,529,802,775) 99.1%					1,783,304,047

OTHER NET ASSETS 0.9%					15,346,240

NET ASSETS 100.0%					$1,798,650,287

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:

FNMA = Federal National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate values of these securities amounts to $35,216,509 and represents 2.0% of net assets.

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

MoA FUNDS - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

Information on futures contracts outstanding in the Fund as of March 31, 2025, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
MSCI EAFE Index	138	P	June 2025	$16,672,470	$(579,975)	0.9%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
COMMUNICATION SERVICES (9.1%)
Alphabet, Inc. Cl A	878	$135,774
Alphabet, Inc. Cl C	712	111,236
AT&T, Inc.	1,081	30,571
Charter Communications, Inc. Cl A*	14	5,160
Comcast Corp. Cl A	568	20,959
Electronic Arts, Inc.	35	5,058
Fox Corp. Cl A	33	1,868
Fox Corp. Cl B	19	1,002
Interpublic Group of Cos., Inc.	56	1,521
Live Nation Entertainment, Inc.*	23	3,003
Match Group, Inc.	38	1,186
Meta Platforms, Inc. Cl A	330	190,199
Netflix, Inc.*	64	59,682
News Corp. Cl A	56	1,524
News Corp. Cl B	16	486
Omnicom Group, Inc.	29	2,404
Paramount Global Cl B	90	1,076
Take-Two Interactive Software, Inc.*	24	4,974
T-Mobile US, Inc.	72	19,203
Verizon Communications, Inc.	634	28,758
Walt Disney Co.	272	26,846
Warner Bros Discovery, Inc.*	336	3,605

		656,095

CONSUMER DISCRETIONARY (10.1%)
Airbnb, Inc. Cl A*	106	12,663
Aptiv PLC*	56	3,332
AutoZone, Inc.*	4	15,251
Best Buy Co., Inc.	48	3,533
Booking Hldgs., Inc.	8	36,855
CarMax, Inc.*	37	2,883
Carnival Corp.*	257	5,019
Chipotle Mexican Grill, Inc. Cl A*	332	16,670
Darden Restaurants, Inc.	28	5,817
Deckers Outdoor Corp.*	37	4,137
Domino’s Pizza, Inc.	8	3,676
DR Horton, Inc.	69	8,772

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

CONSUMER DISCRETIONARY (10.1%) (continued)
eBay, Inc.	117	7,924
Expedia Group, Inc.	30	5,043
Ford Motor Co.	954	9,569
Garmin Ltd.	38	8,251
General Motors Co.	244	11,475
Genuine Parts Co.	34	4,051
Hasbro, Inc.	32	1,968
Hilton Worldwide Hldgs., Inc.	59	13,425
Home Depot, Inc.	243	89,057
Lennar Corp. Cl A	57	6,542
LKQ Corp.	64	2,723
Lowe’s Cos., Inc.	138	32,186
Lululemon Athletica, Inc.*	27	7,643
Marriott International, Inc. Cl A	56	13,339
McDonald’s Corp.	176	54,977
Mohawk Industries, Inc.*	12	1,370
NIKE, Inc. Cl B	289	18,346
Norwegian Cruise Line Hldgs. Ltd.*	108	2,048
NVR, Inc.*	1	7,244
O’Reilly Automotive, Inc.*	14	20,056
Pool Corp.	9	2,865
PulteGroup, Inc.	50	5,140
Ross Stores, Inc.	81	10,351
Royal Caribbean Cruises Ltd.	61	12,532
Starbucks Corp.	278	27,269
Tapestry, Inc.	50	3,521
Tesla, Inc.*	686	177,784
TJX Cos., Inc.	275	33,495
Tractor Supply Co.	131	7,218
Ulta Beauty, Inc.*	11	4,032
Yum! Brands, Inc.	68	10,700

		730,752

CONSUMER STAPLES (5.9%)
Archer-Daniels-Midland Co.	112	5,377
Brown-Forman Corp. Cl B	42	1,426
Bunge Global S.A.	31	2,369
Clorox Co.	29	4,270
Colgate-Palmolive Co.	191	17,897
Conagra Brands, Inc.	112	2,987
Constellation Brands, Inc. Cl A	36	6,607
Costco Wholesale Corp.	104	98,361

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

CONSUMER STAPLES (5.9%) (continued)
Dollar General Corp.	51	4,484
Dollar Tree, Inc.*	47	3,528
Estee Lauder Cos., Inc. Cl A	54	3,564
General Mills, Inc.	129	7,713
Hormel Foods Corp.	68	2,104
J M Smucker Co.	25	2,960
Kellanova	63	5,197
Keurig Dr Pepper, Inc.	280	9,582
Kimberly-Clark Corp.	77	10,951
Kraft Heinz Co.	205	6,238
Kroger Co.	156	10,560
Lamb Weston Hldgs., Inc.	33	1,759
McCormick & Co., Inc.	59	4,856
Molson Coors Beverage Co. Cl B	40	2,435
Monster Beverage Corp.*	164	9,597
Procter & Gamble Co.	551	93,901
Sysco Corp.	115	8,630
The Campbell’s Co.	46	1,836
Tyson Foods, Inc. Cl A	67	4,275
Walgreens Boots Alliance, Inc.	168	1,877
Walmart, Inc.	1,019	89,458

		424,799

ENERGY (3.6%)
APA Corp.	55	1,156
Baker Hughes Co. Cl A	149	6,549
Chevron Corp.	252	42,157
ConocoPhillips	192	20,164
Coterra Energy, Inc.	111	3,208
Devon Energy Corp.	99	3,703
Diamondback Energy, Inc.	28	4,477
EOG Resources, Inc.	85	10,900
EQT Corp.	89	4,755
Exxon Mobil Corp.	655	77,899
Halliburton Co.	131	3,323
Hess Corp.	41	6,549
Kinder Morgan, Inc.	291	8,302
Marathon Petroleum Corp.	47	6,847
Occidental Petroleum Corp.	102	5,035
ONEOK, Inc.	93	9,227
Phillips 66	62	7,656
Schlumberger N.V.	211	8,820

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

ENERGY (3.6%) (continued)
Targa Resources Corp.	33	6,616
Texas Pacific Land Corp.	2	2,650
Valero Energy Corp.	47	6,207
Williams Cos., Inc.	184	10,996

		257,196

FINANCIALS (16.1%)
Aflac, Inc.	86	9,562
Allstate Corp.	45	9,318
American Express Co.	96	25,829
American International Group, Inc.	103	8,955
Ameriprise Financial, Inc.	16	7,746
Aon PLC Cl A	37	14,766
Apollo Global Management, Inc.	77	10,544
Arch Capital Group Ltd.	64	6,156
Arthur J. Gallagher & Co.	44	15,191
Assurant, Inc.	8	1,678
Bank of America Corp.	1,147	47,864
Bank of New York Mellon Corp.	124	10,400
Blackrock, Inc.	25	23,662
Blackstone, Inc.	127	17,752
Brown & Brown, Inc.	41	5,100
Capital One Financial Corp.	66	11,834
Cboe Global Markets, Inc.	18	4,073
Charles Schwab Corp.	295	23,093
Chubb Ltd.	65	19,629
Cincinnati Financial Corp.	27	3,989
Citigroup, Inc.	325	23,072
Citizens Financial Group, Inc.	75	3,073
CME Group, Inc. Cl A	62	16,448
Corpay, Inc.*	12	4,185
Discover Financial Svcs.	43	7,340
Erie Indemnity Co. Cl A	4	1,676
FactSet Research Systems, Inc.	6	2,728
Fidelity National Information Svcs., Inc.	92	6,871
Fifth Third Bancorp	116	4,547
Fiserv, Inc.*	99	21,862
Franklin Resources, Inc.	53	1,020
Global Payments, Inc.	43	4,211
Global X S&P 500 Catholic Values ETF	1,978	133,594
Globe Life, Inc.	15	1,976
Goldman Sachs Group, Inc.	54	29,500

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FINANCIALS (16.1%) (continued)
Hartford Insurance Group, Inc.	49	6,063
Huntington Bancshares, Inc.	252	3,783
Intercontinental Exchange, Inc.	100	17,250
Invesco Ltd.	77	1,168
Jack Henry & Associates, Inc.	12	2,191
JPMorgan Chase & Co.	484	118,725
KeyCorp.	173	2,766
KKR & Co., Inc.	117	13,526
Loews Corp.	30	2,757
M&T Bank Corp.	28	5,005
MarketAxess Hldgs., Inc.	6	1,298
Marsh & McLennan Cos., Inc.	85	20,743
Mastercard, Inc. Cl A	141	77,285
MetLife, Inc.	100	8,029
Moody’s Corp.	26	12,108
Morgan Stanley	214	24,967
MSCI, Inc. Cl A	13	7,352
Nasdaq, Inc.	71	5,386
Northern Trust Corp.	34	3,354
PayPal Hldgs., Inc.*	171	11,158
PNC Financial Svcs. Group, Inc.	68	11,952
Principal Financial Group, Inc.	36	3,037
Progressive Corp.	101	28,584
Prudential Financial, Inc.	61	6,813
Raymond James Financial, Inc.	31	4,306
Regions Financial Corp.	157	3,412
S&P Global, Inc.	54	27,437
State Street Corp.	49	4,387
Synchrony Financial	67	3,547
T. Rowe Price Group, Inc.	38	3,491
Travelers Cos., Inc.	39	10,314
Truist Financial Corp.	228	9,382
U.S. Bancorp	270	11,399
Visa, Inc. Cl A	298	104,437
Wells Fargo & Co.	570	40,920
Willis Towers Watson PLC	17	5,745
WR Berkley Corp.	52	3,700

		1,167,021

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

HEALTH CARE (11.1%)
Align Technology, Inc.*	30	4,766
Amgen, Inc.	228	71,033
Baxter International, Inc.	217	7,428
Biogen, Inc.*	62	8,484
Boston Scientific Corp.*	625	63,050
Cardinal Health, Inc.	102	14,053
Cencora, Inc.	73	20,301
Cigna Group	116	38,164
Contra ABIOMED, Inc. — contingent value rights*	20	0	†
CVS Health Corp.	535	36,246
DaVita, Inc.*	19	2,906
Dexcom, Inc.*	166	11,336
Edwards Lifesciences Corp.*	250	18,120
Elevance Health, Inc.	98	42,626
GE HealthCare Technologies, Inc.	194	15,658
Gilead Sciences, Inc.	529	59,274
Henry Schein, Inc.*	52	3,562
Hologic, Inc.*	95	5,868
Humana, Inc.	51	13,495
IDEXX Laboratories, Inc.*	35	14,698
Incyte Corp.*	68	4,117
Insulet Corp.*	30	7,878
Intuitive Surgical, Inc.*	151	74,786
IQVIA Hldgs., Inc.*	70	12,341
Labcorp Hldgs., Inc.	35	8,146
McKesson Corp.	53	35,669
Medtronic PLC	544	48,884
Mettler-Toledo International, Inc.*	9	10,628
Molina Healthcare, Inc.*	24	7,905
Quest Diagnostics, Inc.	47	7,952
ResMed, Inc.	62	13,879
Solventum Corp.*	58	4,410
STERIS PLC	41	9,293
Stryker Corp.	146	54,349
West Pharmaceutical Svcs., Inc.	31	6,940
Zimmer Biomet Hldgs., Inc.	84	9,507
Zoetis, Inc. Cl A	190	31,284

		799,036

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INDUSTRIALS (8.2%)
3M Co.	102	14,980
Allegion PLC	16	2,087
AMETEK, Inc.	43	7,402
AO Smith Corp.	22	1,438
Automatic Data Processing, Inc.	77	23,526
Axon Enterprise, Inc.*	14	7,363
Broadridge Financial Solutions, Inc.	22	5,334
Builders FirstSource, Inc.*	22	2,749
Carrier Global Corp.	152	9,637
Caterpillar, Inc.	89	29,352
CH Robinson Worldwide, Inc.	22	2,253
Cintas Corp.	64	13,154
Copart, Inc.*	165	9,337
CSX Corp.	363	10,683
Cummins, Inc.	26	8,149
Dayforce, Inc.*	29	1,692
Deere & Co.	47	22,059
Delta Air Lines, Inc.	121	5,276
Dover Corp.	26	4,568
Eaton Corp. PLC	74	20,115
Emerson Electric Co.	106	11,622
Equifax, Inc.	23	5,602
Expeditors International of Washington, Inc.	26	3,126
Fastenal Co.	108	8,375
FedEx Corp.	41	9,995
Fortive Corp.	64	4,683
GE Vernova, Inc.	51	15,569
Generac Hldgs., Inc.*	11	1,393
General Electric Co.	202	40,430
Howmet Aerospace, Inc.	76	9,859
Hubbell, Inc. Cl B	10	3,309
IDEX Corp.	14	2,534
Illinois Tool Works, Inc.	50	12,400
Ingersoll Rand, Inc.	75	6,002
JB Hunt Transport Svcs., Inc.	15	2,219
Johnson Controls International PLC	124	9,934
Lennox International, Inc.	6	3,365
Masco Corp.	40	2,782
Nordson Corp.	10	2,017
Norfolk Southern Corp.	42	9,948
Old Dominion Freight Line, Inc.	35	5,791
Otis Worldwide Corp.	75	7,740
PACCAR, Inc.	99	9,640
Parker-Hannifin Corp.	24	14,588

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INDUSTRIALS (8.2%) (continued)
Paychex, Inc.	60	9,257
Paycom Software, Inc.	9	1,966
Pentair PLC	31	2,712
Quanta Svcs., Inc.	28	7,117
Republic Svcs., Inc. Cl A	38	9,202
Rockwell Automation, Inc.	21	5,426
Rollins, Inc.	52	2,810
Snap-on, Inc.	10	3,370
Southwest Airlines Co.	112	3,761
Stanley Black & Decker, Inc.	29	2,230
Trane Technologies PLC	42	14,151
Uber Technologies, Inc.*	393	28,634
Union Pacific Corp.	114	26,931
United Airlines Hldgs., Inc.*	61	4,212
United Parcel Svc., Inc. Cl B	138	15,179
United Rentals, Inc.	13	8,147
Veralto Corp.	46	4,483
Verisk Analytics, Inc. Cl A	26	7,738
Waste Management, Inc.	68	15,743
Westinghouse Air Brake Technologies Corp.	32	5,803
WW Grainger, Inc.	8	7,903
Xylem, Inc.	45	5,376

		596,228

INFORMATION TECHNOLOGY (29.2%)
Accenture PLC Cl A	96	29,956
Adobe, Inc.*	66	25,313
Advanced Micro Devices, Inc.*	248	25,480
Akamai Technologies, Inc.*	23	1,852
Amphenol Corp. Cl A	186	12,200
Analog Devices, Inc.	76	15,327
ANSYS, Inc.*	13	4,115
Apple, Inc.	2,302	511,343
Applied Materials, Inc.	125	18,140
Arista Networks, Inc.*	158	12,242
Autodesk, Inc.*	33	8,639
Broadcom, Inc.	718	120,215
Cadence Design Systems, Inc.*	42	10,682
CDW Corp.	20	3,205
Cisco Systems, Inc.	610	37,643
Cognizant Technology Solutions Corp. Cl A	76	5,814
Crowdstrike Hldgs., Inc. Cl A*	38	13,398

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INFORMATION TECHNOLOGY (29.2%) (continued)
Dell Technologies, Inc. Cl C	47	4,284
Enphase Energy, Inc.*	20	1,241
EPAM Systems, Inc.*	8	1,351
F5, Inc.*	8	2,130
Fair Isaac Corp.*	3	5,533
First Solar, Inc.*	16	2,023
Fortinet, Inc.*	97	9,337
Gartner, Inc.*	11	4,617
Gen Digital, Inc.	83	2,203
GoDaddy, Inc. Cl A*	21	3,783
Hewlett Packard Enterprise Co.	201	3,101
HP, Inc.	144	3,987
Intel Corp.	664	15,079
Intuit, Inc.	43	26,402
Jabil, Inc.	17	2,313
Juniper Networks, Inc.	50	1,810
Keysight Technologies, Inc.*	26	3,894
KLA Corp.	20	13,596
Lam Research Corp.	197	14,322
Microchip Technology, Inc.	82	3,970
Micron Technology, Inc.	171	14,858
Microsoft Corp.	1,139	427,569
Monolithic Power Systems, Inc.	7	4,060
Motorola Solutions, Inc.	25	10,945
NetApp, Inc.	31	2,723
NVIDIA Corp.	3,753	406,750
NXP Semiconductors N.V.	39	7,412
ON Semiconductor Corp.*	64	2,604
Oracle Corp.	249	34,813
Palantir Technologies, Inc. Cl A*	314	26,502
Palo Alto Networks, Inc.*	101	17,235
PTC, Inc.*	18	2,789
QUALCOMM, Inc.	170	26,114
Roper Technologies, Inc.	16	9,433
Salesforce, Inc.	147	39,449
Seagate Technology Hldgs. PLC	32	2,718
ServiceNow, Inc.*	31	24,680
Skyworks Solutions, Inc.	24	1,551
Super Micro Computer, Inc.*	77	2,636
Synopsys, Inc.*	23	9,864
TE Connectivity PLC	45	6,359

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INFORMATION TECHNOLOGY (29.2%) (continued)
Teledyne Technologies, Inc.*	7	3,484
Teradyne, Inc.	25	2,065
Texas Instruments, Inc.	140	25,158
Trimble, Inc.*	37	2,429
Tyler Technologies, Inc.*	6	3,488
VeriSign, Inc.*	13	3,300
Western Digital Corp.*	53	2,143
Workday, Inc. Cl A*	32	7,473
Zebra Technologies Corp. Cl A*	7	1,978

		2,113,122

MATERIALS (2.0%)
Air Products & Chemicals, Inc.	34	10,027
Albemarle Corp.	18	1,296
Amcor PLC	222	2,153
Avery Dennison Corp.	12	2,136
Ball Corp.	45	2,343
CF Industries Hldgs., Inc.	27	2,110
Corteva, Inc.	105	6,608
Dow, Inc.	108	3,771
DuPont de Nemours, Inc.	64	4,780
Ecolab, Inc.	38	9,634
Freeport-McMoRan, Inc.	221	8,367
International Flavors & Fragrances, Inc.	39	3,027
International Paper Co.	81	4,321
Linde PLC	73	33,992
LyondellBasell Industries N.V. Cl A	40	2,816
Martin Marietta Materials, Inc.	9	4,303
Mosaic Co.	48	1,297
Newmont Corp.	175	8,449
Nucor Corp.	36	4,332
Packaging Corp. of America	13	2,574
PPG Industries, Inc.	35	3,827
Sherwin-Williams Co.	35	12,222
Smurfit WestRock PLC	76	3,425
Steel Dynamics, Inc.	22	2,752
Vulcan Materials Co.	20	4,666

		145,228

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

REAL ESTATE (2.2%)
American Tower Corp.	77	16,755
AvalonBay Communities, Inc.	23	4,936
BXP, Inc.	23	1,545
Camden Property Trust	17	2,079
CBRE Group, Inc. Cl A*	48	6,278
CoStar Group, Inc.*	69	5,467
Crown Castle, Inc.	71	7,400
Digital Realty Trust, Inc.	52	7,451
Equinix, Inc.	16	13,046
Equity Residential	56	4,009
Essex Property Trust, Inc.	10	3,066
Extra Space Storage, Inc.	34	5,049
Federal Realty Investment Trust	12	1,174
Host Hotels & Resorts, Inc.	115	1,634
Invitation Homes, Inc.	94	3,276
Iron Mountain, Inc.	48	4,130
Kimco Realty Corp.	112	2,379
Mid-America Apartment Communities, Inc.	19	3,184
Prologis, Inc.	152	16,992
Public Storage	25	7,482
Realty Income Corp.	144	8,353
Regency Centers Corp.	26	1,918
SBA Communications Corp. Cl A	17	3,740
Simon Property Group, Inc.	50	8,304
UDR, Inc.	49	2,213
Welltower, Inc.	100	15,321
Weyerhaeuser Co.	119	3,484

		160,665

UTILITIES (2.5%)
AES Corp.	107	1,329
Alliant Energy Corp.	38	2,445
Ameren Corp.	40	4,016
American Electric Power Co., Inc.	80	8,742
American Water Works Co., Inc.	29	4,278
Atmos Energy Corp.	23	3,555
CenterPoint Energy, Inc.	98	3,551
CMS Energy Corp.	45	3,380
Consolidated Edison, Inc.	52	5,751
Constellation Energy Corp.	47	9,477
Dominion Energy, Inc.	126	7,065
DTE Energy Co.	31	4,286
Duke Energy Corp.	117	14,271
Edison International	58	3,417

MoA FUNDS - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

UTILITIES (2.5%) (continued)
Entergy Corp.	64	5,471
Evergy, Inc.	34	2,344
Eversource Energy	55	3,416
Exelon Corp.	151	6,958
FirstEnergy Corp.	77	3,112
NextEra Energy, Inc.	310	21,976
NiSource, Inc.	71	2,846
NRG Energy, Inc.	30	2,864
PG&E Corp.	330	5,669
Pinnacle West Capital Corp.	17	1,619
PPL Corp.	111	4,008
Public Svc. Enterprise Group, Inc.	75	6,173
Sempra	95	6,779
Southern Co.	165	15,172
Vistra Corp.	51	5,990
WEC Energy Group, Inc.	47	5,122
Xcel Energy, Inc.	86	6,088

		181,170

TOTAL COMMON STOCKS (Cost: $5,448,728)		7,231,312

TOTAL INVESTMENTS (Cost: $5,448,728) 100.0%		7,231,312

OTHER NET ASSETS -0.0% (1)		(3,288)

NET ASSETS 100.0%		$7,228,024

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

* Non-income producing security.

† Level 3 Security.

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (35.8%)	5,731,380	$70,897,165
Equity Index Fund (19.6%)	606,883	38,713,090
Intermediate Bond Fund (30.0%)	6,104,129	59,271,096
International Fund (5.1%)	1,115,696	10,163,990
Mid Cap Equity Index Fund (4.0%)	400,791	7,867,523
Mid Cap Value Fund (0.4%)	53,906	890,519
US Government Money Market Fund (5.1%)	10,102,479	10,102,480

TOTAL INVESTMENTS (Cost: $194,992,687) 100.0%		197,905,863

OTHER NET ASSETS -0.0% (1)		(29,492)

NET ASSETS 100.0%		$197,876,371

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2015 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (36.3%)	3,044,328	$37,658,340
Equity Index Fund (20.5%)	333,060	21,245,905
Intermediate Bond Fund (28.4%)	3,032,194	29,442,606
International Fund (5.2%)	596,258	5,431,907
Mid Cap Equity Index Fund (4.2%)	222,044	4,358,730
Mid Cap Value Fund (0.4%)	26,733	441,634
US Government Money Market Fund (5.0%)	5,235,386	5,235,386

TOTAL INVESTMENTS (Cost: $104,839,888) 100.0%		103,814,508

OTHER NET ASSETS -0.0% (1)		(20,756)

NET ASSETS 100.0%		$103,793,752

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2020 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (37.9%)	13,518,145	$167,219,450
Equity Index Fund (22.8%)	1,576,411	100,559,274
Intermediate Bond Fund (20.4%)	9,260,619	89,920,610
International Fund (7.3%)	3,523,113	32,095,559
Mid Cap Equity Index Fund (4.4%)	982,483	19,286,141
Mid Cap Value Fund (0.6%)	175,120	2,892,976
Small Cap Equity Index Fund (0.6%)	287,578	2,754,999
Small Cap Value Fund (1.0%)	328,637	4,476,031
US Government Money Market Fund (5.0%)	22,180,610	22,180,610

TOTAL INVESTMENTS (Cost: $439,874,077) 100.0%		441,385,650

OTHER NET ASSETS -0.0% (1)		(47,807)

NET ASSETS 100.0%		$441,337,843

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2025 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.4%)	29,511,632	$365,058,892
Equity Index Fund (28.6%)	4,744,734	302,666,595
Intermediate Bond Fund (15.2%)	16,613,467	161,316,764
International Fund (11.0%)	12,741,728	116,077,145
Mid Cap Equity Index Fund (4.6%)	2,475,728	48,598,548
Mid Cap Value Fund (0.9%)	574,003	9,482,537
Small Cap Equity Index Fund (0.7%)	829,124	7,943,009
Small Cap Value Fund (1.6%)	1,233,238	16,796,706
US Government Money Market Fund (3.0%)	32,060,891	32,060,891

TOTAL INVESTMENTS (Cost: $1,037,167,165) 100.0%		1,060,001,087

OTHER NET ASSETS -0.0% (1)		(167,348)

NET ASSETS 100.0%		$1,059,833,739

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2030 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (29.2%)	32,493,675	$401,946,754
Equity Index Fund (33.6%)	7,247,116	462,293,516
Intermediate Bond Fund (10.1%)	14,352,160	139,359,470
International Fund (13.2%)	19,941,929	181,670,970
Mid Cap Equity Index Fund (5.5%)	3,833,485	75,251,318
Mid Cap Value Fund (1.6%)	1,329,292	21,959,901
Small Cap Equity Index Fund (1.0%)	1,370,981	13,133,998
Small Cap Growth Fund (1.1%)	1,154,403	14,626,290
Small Cap Value Fund (1.7%)	1,770,181	24,109,871
US Government Money Market Fund (3.0%)	41,431,463	41,431,463

TOTAL INVESTMENTS (Cost: $1,326,910,321) 100.0%		1,375,783,551

OTHER NET ASSETS -0.0% (1)		(204,289)

NET ASSETS 100.0%		$1,375,579,262

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2035 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (23.3%)	26,023,518	$321,910,919
Equity Index Fund (39.6%)	8,569,837	546,669,905
Intermediate Bond Fund (5.2%)	7,355,146	71,418,472
International Fund (16.2%)	24,575,110	223,879,250
Mid Cap Equity Index Fund (7.6%)	5,357,063	105,159,150
Mid Cap Value Fund (1.3%)	1,121,743	18,531,201
Small Cap Equity Index Fund (0.9%)	1,366,523	13,091,290
Small Cap Growth Fund (1.0%)	1,074,079	13,608,587
Small Cap Value Fund (1.9%)	1,888,711	25,724,243
US Government Money Market Fund (3.0%)	40,970,801	40,970,801

TOTAL INVESTMENTS (Cost: $1,325,459,221) 100.0%		1,380,963,818

OTHER NET ASSETS -0.0% (1)		(207,004)

NET ASSETS 100.0%		$1,380,756,814

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2040 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (15.4%)	14,736,342	$182,288,547
Equity Index Fund (42.6%)	7,901,465	504,034,477
Intermediate Bond Fund (4.1%)	4,970,922	48,267,652
International Fund (20.5%)	26,649,394	242,775,978
Mid Cap Equity Index Fund (9.7%)	5,873,209	115,291,097
Mid Cap Value Fund (1.0%)	724,311	11,965,610
Small Cap Equity Index Fund (1.9%)	2,290,961	21,947,409
Small Cap Growth Fund (0.9%)	836,372	10,596,830
Small Cap Value Fund (1.9%)	1,649,384	22,464,616
US Government Money Market Fund (2.0%)	23,859,229	23,859,229

TOTAL INVESTMENTS (Cost: $1,130,913,767) 100.0%		1,183,491,445

OTHER NET ASSETS -0.0% (1)		(219,157)

NET ASSETS 100.0%		$1,183,272,288

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2045 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (11.2%)	11,051,781	$136,710,532
Equity Index Fund (44.7%)	8,543,241	544,973,315
Intermediate Bond Fund (3.1%)	3,869,347	37,571,360
International Fund (22.3%)	29,787,597	271,365,011
Mid Cap Equity Index Fund (10.0%)	6,186,035	121,431,874
Mid Cap Value Fund (1.0%)	752,573	12,432,508
Small Cap Equity Index Fund (1.9%)	2,412,799	23,114,610
Small Cap Growth Fund (1.9%)	1,859,388	23,558,451
Small Cap Value Fund (1.9%)	1,655,762	22,551,483
US Government Money Market Fund (2.0%)	24,660,097	24,660,097

TOTAL INVESTMENTS (Cost: $1,161,378,304) 100.0%		1,218,369,241

OTHER NET ASSETS -0.0% (1)		(225,885)

NET ASSETS 100.0%		$1,218,143,356

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2050 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (8.1%)	6,278,647	$77,666,863
Equity Index Fund (46.9%)	7,031,103	448,514,036
Intermediate Bond Fund (2.0%)	1,949,655	18,931,147
International Fund (22.6%)	23,695,131	215,862,641
Mid Cap Equity Index Fund (10.7%)	5,217,729	102,424,012
Mid Cap Value Fund (2.1%)	1,204,965	19,906,016
Small Cap Equity Index Fund (1.8%)	1,849,118	17,714,547
Small Cap Growth Fund (1.9%)	1,431,420	18,136,087
Small Cap Value Fund (1.9%)	1,352,919	18,426,761
US Government Money Market Fund (2.0%)	19,180,501	19,180,501

TOTAL INVESTMENTS (Cost: $910,438,879) 100.0%		956,762,611

OTHER NET ASSETS -0.0% (1)		(185,064)

NET ASSETS 100.0%		$956,577,547

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2055 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (7.2%)	3,257,853	$40,299,638
Equity Index Fund (46.9%)	4,106,606	261,960,370
Intermediate Bond Fund (0.9%)	495,315	4,809,505
International Fund (24.2%)	14,813,672	134,952,553
Mid Cap Equity Index Fund (11.3%)	3,219,260	63,194,078
Mid Cap Value Fund (2.0%)	680,445	11,240,949
Small Cap Equity Index Fund (2.8%)	1,616,719	15,488,172
Small Cap Growth Fund (1.8%)	801,436	10,154,200
Small Cap Value Fund (1.9%)	789,780	10,756,799
US Government Money Market Fund (1.0%)	5,600,477	5,600,477

TOTAL INVESTMENTS (Cost: $534,809,694) 100.0%		558,456,741

OTHER NET ASSETS -0.0% (1)		(132,365)

NET ASSETS 100.0%		$558,324,376

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2060 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (5.4%)	1,394,050	$17,244,395
Equity Index Fund (45.9%)	2,278,681	145,357,086
Intermediate Bond Fund (0.6%)	207,681	2,016,586
International Fund (25.4%)	8,823,701	80,383,920
Mid Cap Equity Index Fund (12.0%)	1,941,327	38,108,258
Mid Cap Value Fund (2.2%)	414,810	6,852,654
Small Cap Equity Index Fund (2.8%)	937,332	8,979,641
Small Cap Growth Fund (1.9%)	465,888	5,902,803
Small Cap Value Fund (2.8%)	640,242	8,720,100
US Government Money Market Fund (1.0%)	3,008,254	3,008,254

TOTAL INVESTMENTS (Cost: $303,032,840) 100.0%		316,573,697

OTHER NET ASSETS -0.0% (1)		(83,108)

NET ASSETS 100.0%		$316,490,589

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2065 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (4.4%)	471,243	$5,829,275
Equity Index Fund (46.0%)	944,951	60,278,440
Intermediate Bond Fund (0.6%)	85,077	826,094
International Fund (25.0%)	3,595,227	32,752,521
Mid Cap Equity Index Fund (11.6%)	771,398	15,142,539
Mid Cap Value Fund (3.0%)	235,232	3,886,029
Small Cap Equity Index Fund (2.8%)	387,516	3,712,404
Small Cap Growth Fund (2.7%)	280,478	3,553,651
Small Cap Value Fund (3.0%)	284,696	3,877,560
US Government Money Market Fund (0.9%)	1,177,020	1,177,020

TOTAL INVESTMENTS (Cost: $125,970,319) 100.0%		131,035,533

OTHER NET ASSETS -0.0% (1)		(46,479)

NET ASSETS 100.0%		$130,989,054

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (35.9%)	4,325,539	$53,506,915
Equity Index Fund (24.2%)	565,813	36,093,233
Intermediate Bond Fund (24.8%)	3,801,542	36,912,971
International Fund (5.4%)	885,311	8,065,184
Mid Cap Equity Index Fund (4.9%)	375,736	7,375,698
US Government Money Market Fund (4.8%)	7,215,595	7,215,596

TOTAL INVESTMENTS (Cost: $150,311,746) 100.0%		149,169,597

OTHER NET ASSETS -0.0% (1)		(2,237)

NET ASSETS 100.0%		$149,167,360

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (24.7%)	7,605,463	$94,079,581
Equity Index Fund (34.8%)	2,075,174	132,375,362
Intermediate Bond Fund (14.1%)	5,539,191	53,785,544
International Fund (16.3%)	6,828,045	62,203,492
Mid Cap Equity Index Fund (10.1%)	1,949,787	38,274,325

TOTAL INVESTMENTS (Cost: $364,941,003) 100.0%		380,718,304

OTHER NET ASSETS -0.0% (1)		(34,522)

NET ASSETS 100.0%		$380,683,782

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (15.1%)	3,865,361	$47,814,521
Equity Index Fund (36.0%)	1,787,986	114,055,654
International Fund (20.2%)	7,023,800	63,986,814
Mid Cap Equity Index Fund (19.3%)	3,111,905	61,086,686
Small Cap Growth Fund (4.7%)	1,180,937	14,962,468
Small Cap Value Fund (4.7%)	1,093,048	14,887,311

TOTAL INVESTMENTS (Cost: $299,571,543) 100.0%		316,793,454

OTHER NET ASSETS -0.0% (1)		(31,879)

NET ASSETS 100.0%		$316,761,575

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (98.7%):
U.S. GOVERNMENT (38.8%)
U.S. Treasury Note	AA+	0.50	06/30/27	$7,750,000	$7,188,731
U.S. Treasury Note	AA+	0.63	08/15/30	38,300,000	32,115,149
U.S. Treasury Note	AA+	1.50	11/30/28	7,100,000	6,519,797
U.S. Treasury Note	AA+	1.75	01/31/29	9,980,000	9,216,686
U.S. Treasury Note	AA+	2.63	05/31/27	28,415,000	27,662,447
U.S. Treasury Note	AA+	2.75	07/31/27	20,000,000	19,492,188
U.S. Treasury Note	AA+	3.25	06/30/27	6,200,000	6,116,203
U.S. Treasury Note	AA+	3.38	05/15/33	6,010,000	5,692,597
U.S. Treasury Note	AA+	3.50	04/30/28	24,100,000	23,821,344
U.S. Treasury Note	AA+	3.63	03/31/28	29,100,000	28,888,570
U.S. Treasury Note	AA+	3.75	08/31/31	7,200,000	7,074,000
U.S. Treasury Note	AA+	3.88	11/30/27	26,400,000	26,385,563
U.S. Treasury Note	AA+	3.88	08/15/33	31,420,000	30,796,509
U.S. Treasury Note	AA+	3.88	08/15/34	3,600,000	3,508,875
U.S. Treasury Note	AA+	4.13	07/31/28	18,500,000	18,628,633
U.S. Treasury Note	AA+	4.13	07/31/31	9,800,000	9,839,812
U.S. Treasury Note	AA+	4.13	11/15/32	17,660,000	17,687,594
U.S. Treasury Note	AA+	4.38	11/30/28	17,800,000	18,078,125
U.S. Treasury Note	AA+	4.38	11/30/30	7,500,000	7,635,937
U.S. Treasury Note	AA+	4.38	05/15/34	11,300,000	11,453,609
U.S. Treasury Note	AA+	4.50	11/15/33	2,500,000	2,560,156
U.S. Treasury Note	AA+	4.63	04/30/31	16,000,000	16,501,250
U.S. Treasury Note	AA+	4.63	05/31/31	6,900,000	7,115,625
U.S. Treasury Note	AA+	4.63	02/15/35	900,000	929,672

					344,909,072

U.S. GOVERNMENT AGENCIES (2.8%)
NON-MORTGAGE-BACKED OBLIGATIONS (2.8%)
FFCB	AA+	5.37	01/28/32	2,000,000	1,999,539
FHLB	AA+	5.00	10/22/32	2,000,000	1,981,710
FHLB	AA+	5.13	02/26/30	4,800,000	4,802,553
FHLB	AA+	5.20	02/28/30	1,000,000	999,447
FHLB	AA+	5.25	02/28/30	2,000,000	1,998,074
FHLB	AA+	5.30	02/27/32	5,500,000	5,498,870
FHLB	AA+	5.70	05/01/29	1,000,000	1,000,809
FHLMC	AA+	5.60	04/17/29	4,303,000	4,305,096
FHLMC	AA+	5.68	04/30/29	1,957,000	1,958,827

					24,544,925

MoA FUNDS - INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

CORPORATE DEBT (57.1%)
COMMUNICATION SERVICES (3.1%)
AT&T, Inc.	BBB	2.75	06/01/31	5,250,000	4,666,454
Comcast Corp.	A-	2.35	01/15/27	4,100,000	3,961,417
Sprint LLC	BBB-	7.63	03/01/26	3,605,000	3,663,034
Take-Two Interactive Software, Inc.	BBB	5.40	06/12/29	3,000,000	3,072,760
T-Mobile USA, Inc.	BBB	3.38	04/15/29	2,295,000	2,180,572
T-Mobile USA, Inc.	BBB	3.75	04/15/27	1,840,000	1,813,303
Verizon Communications, Inc.	BBB+	4.02	12/03/29	3,200,000	3,113,458
Verizon Communications, Inc.	BBB+	4.13	03/16/27	980,000	975,197
Warnermedia Hldgs., Inc.	BBB-	3.76	03/15/27	2,830,000	2,760,315
Warnermedia Hldgs., Inc.	BBB-	4.28	03/15/32	1,700,000	1,498,036

					27,704,546

CONSUMER DISCRETIONARY (3.8%)
Darden Restaurants, Inc.	BBB	3.85	05/01/27	2,341,000	2,304,933
Expedia Group, Inc.	BBB	5.40	02/15/35	3,200,000	3,187,958
Ford Motor Credit Co. LLC	BBB-	2.70	08/10/26	2,411,000	2,323,968
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	4,315,000	4,349,152
Lennar Corp.	BBB	5.00	06/15/27	3,500,000	3,519,021
Lowe’s Cos, Inc.	BBB+	2.63	04/01/31	2,000,000	1,771,717
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	4,840,000	4,802,199
Marriott International, Inc.	BBB	2.85	04/15/31	2,640,000	2,347,333
Mattel, Inc.†	BBB	3.38	04/01/26	2,814,000	2,768,152
Mattel, Inc.†	BBB	5.88	12/15/27	1,181,000	1,185,278
PulteGroup, Inc.	BBB	5.00	01/15/27	1,727,000	1,737,265
Toll Brothers Finance Corp.	BBB-	4.88	03/15/27	3,731,000	3,733,261

					34,030,237

CONSUMER STAPLES (1.4%)
Bunge Ltd. Finance Corp.	BBB+	2.75	05/14/31	4,400,000	3,898,977
Bunge Ltd. Finance Corp.	BBB+	4.20	09/17/29	660,000	649,112
Constellation Brands, Inc.	BBB	4.80	01/15/29	2,875,000	2,882,548
J M Smucker Co.	BBB	5.90	11/15/28	3,300,000	3,451,552
Keurig Dr Pepper, Inc.	BBB	5.10	03/15/27	1,450,000	1,465,859

					12,348,048

ENERGY (4.9%)
Cheniere Energy Partners LP	BBB-	4.50	10/01/29	3,034,000	2,956,658
Diamondback Energy, Inc.	BBB	5.15	01/30/30	2,075,000	2,104,866
Diamondback Energy, Inc.	BBB	5.20	04/18/27	2,500,000	2,530,931
Energy Transfer LP	BBB	5.25	07/01/29	3,465,000	3,515,169

MoA FUNDS - INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

ENERGY (4.9%) (continued)
Energy Transfer LP	BBB	5.55	02/15/28	2,000,000	2,047,234
EQT Corp.†	BBB-	3.13	05/15/26	2,475,000	2,431,846
EQT Corp.	BBB-	3.90	10/01/27	653,000	640,957
Hess Corp.	BBB-	4.30	04/01/27	1,469,000	1,461,096
HF Sinclair Corp.	BBB-	4.50	10/01/30	1,800,000	1,721,123
HF Sinclair Corp.	BBB-	5.75	01/15/31	1,130,000	1,144,171
HF Sinclair Corp.	BBB-	6.38	04/15/27	1,753,000	1,775,314
Kinder Morgan, Inc.	BBB	5.10	08/01/29	4,495,000	4,543,072
Occidental Petroleum Corp.	BB+	6.38	09/01/28	2,180,000	2,260,959
ONEOK, Inc.	BBB	4.40	10/15/29	1,650,000	1,620,891
ONEOK, Inc.†	BBB	5.63	01/15/28	2,370,000	2,414,252
Plains All American Pipeline LP/PAA Finance Corp.	BBB	3.55	12/15/29	2,480,000	2,336,514
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	2,415,000	2,435,818
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	6.88	01/15/29	2,250,000	2,303,575
Western Midstream Operating LP	BBB-	4.75	08/15/28	3,021,000	3,007,668

					43,252,114

FINANCIALS (19.1%)
Alleghany Corp.	AA	3.63	05/15/30	2,200,000	2,106,026
American Express Co.	A-	5.39	07/28/27	3,085,000	3,117,787
American Express Co.	A-	5.53	04/25/30	3,060,000	3,154,658
Aon North America, Inc.	A-	5.15	03/01/29	5,000,000	5,083,388
Arthur J Gallagher & Co.	BBB	4.60	12/15/27	3,000,000	3,005,937
Bank of America Corp.	A-	2.97	02/04/33	16,830,000	14,756,521
Bank of New York Mellon Corp.	A	4.41	07/24/26	6,500,000	6,495,029
BankUnited, Inc.	BBB	4.88	11/17/25	3,470,000	3,465,985
BankUnited, Inc.	BBB-	5.13	06/11/30	1,000,000	980,824
Barclays PLC	BBB+	5.83	05/09/27	2,000,000	2,023,782
Bristol-Myers Squibb Co.	A	4.90	02/22/29	5,000,000	5,082,963
Capital One Financial Corp.	BBB	4.93	05/10/28	1,475,000	1,480,462
Capital One Financial Corp.	BBB	5.70	02/01/30	3,000,000	3,063,770
Citigroup, Inc.	BBB+	3.98	03/20/30	9,675,000	9,371,190
Citizens Financial Group, Inc.	BBB+	5.84	01/23/30	4,025,000	4,132,265
Discover Financial Svcs.	BBB-	4.10	02/09/27	4,895,000	4,845,015
Fifth Third Bancorp	BBB+	4.90	09/06/30	1,600,000	1,596,128
Fifth Third Bancorp	BBB+	6.34	07/27/29	2,200,000	2,296,782
First Horizon Bank	BBB-	5.75	05/01/30	2,068,000	2,090,292
Global Payments, Inc.	BBB-	2.90	05/15/30	4,500,000	4,079,476
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	1,000,000	905,581
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	2,935,000	2,830,444
Goldman Sachs Group, Inc.	BBB+	3.85	01/26/27	5,620,000	5,565,019

MoA FUNDS - INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FINANCIALS (19.1%) (continued)
JPMorgan Chase & Co.	A	3.51	01/23/29	5,030,000	4,886,698
JPMorgan Chase & Co.	A	5.00	07/22/30	3,150,000	3,178,389
JPMorgan Chase & Co.	A	5.35	06/01/34	2,800,000	2,847,088
KeyBank N.A.	BBB+	5.85	11/15/27	1,000,000	1,026,938
KeyCorp	BBB	2.25	04/06/27	3,073,000	2,930,203
KeyCorp	BBB	2.55	10/01/29	1,200,000	1,084,452
Liberty Mutual Group, Inc.†	BBB	4.57	02/01/29	4,600,000	4,563,588
Manufacturers & Traders Trust Co.	BBB+	3.40	08/17/27	3,700,000	3,585,040
Mercury General Corp.	BBB-	4.40	03/15/27	3,030,000	2,980,467
Morgan Stanley	A-	4.43	01/23/30	2,425,000	2,393,728
Morgan Stanley	A-	5.12	02/01/29	4,670,000	4,733,129
Morgan Stanley	A-	5.45	07/20/29	3,920,000	4,007,747
PNC Bank N.A.	A-	2.70	10/22/29	1,500,000	1,373,268
PNC Financial Svcs. Group, Inc.	A-	5.58	06/12/29	2,730,000	2,806,532
PNC Financial Svcs. Group, Inc.	A-	6.62	10/20/27	2,200,000	2,266,876
Synchrony Bank	BBB	5.63	08/23/27	300,000	304,448
Synchrony Financial	BBB-	3.70	08/04/26	4,290,000	4,214,779
Truist Financial Corp.	A-	4.87	01/26/29	5,060,000	5,086,805
US Bancorp	A	4.65	02/01/29	6,440,000	6,442,500
US Bancorp	A	5.78	06/12/29	1,340,000	1,381,804
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	1,922,315
Wells Fargo & Co.	BBB+	3.35	03/02/33	3,390,000	3,039,814
Wells Fargo & Co.	BBB+	3.53	03/24/28	3,660,000	3,585,528
Wells Fargo & Co.	BBB+	5.20	01/23/30	3,000,000	3,050,156
Zions Bancorp N.A.	BBB	3.25	10/29/29	5,119,000	4,613,377

					169,834,993

HEALTH CARE (3.6%)
AbbVie, Inc.	A-	4.25	11/14/28	4,046,000	4,034,826
AbbVie, Inc.	A-	4.80	03/15/29	3,500,000	3,543,881
Amgen, Inc.	BBB+	5.15	03/02/28	4,775,000	4,860,549
Baxter International, Inc.	BBB	1.92	02/01/27	4,000,000	3,815,507
Cencora, Inc.	BBB+	4.63	12/15/27	3,000,000	3,009,443
CVS Health Corp.	BBB	3.25	08/15/29	2,375,000	2,217,167
CVS Health Corp.	BBB	5.40	06/01/29	2,500,000	2,547,299
Elevance Health, Inc.	A	2.88	09/15/29	2,900,000	2,694,701
Elevance Health, Inc.	A	4.75	02/15/30	1,160,000	1,166,163
Thermo Fisher Scientific, Inc.	A-	1.75	10/15/28	4,410,000	4,038,322

					31,927,858

INDUSTRIALS (4.3%)
AutoZone, Inc.	BBB	6.25	11/01/28	3,500,000	3,683,737
Boeing Co.	BBB-	3.20	03/01/29	4,815,000	4,518,509
CH Robinson Worldwide, Inc.	BBB	4.20	04/15/28	2,400,000	2,361,113

MoA FUNDS - INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

INDUSTRIALS (4.3%) (continued)
Equifax, Inc.	BBB	4.80	09/15/29	5,000,000	5,004,896
Hexcel Corp.	BB+	4.20	02/15/27	1,000,000	986,024
Huntington Ingalls Industries, Inc.	BBB-	3.48	12/01/27	2,000,000	1,939,169
L3Harris Technologies, Inc.	BBB	5.40	01/15/27	3,400,000	3,449,398
Lennox International, Inc.	BBB	1.70	08/01/27	3,796,000	3,547,408
Otis Worldwide Corp.	BBB	5.13	11/19/31	3,300,000	3,337,336
Owens Corning	BBB	5.50	06/15/27	2,000,000	2,038,317
Quanta Svcs., Inc.	BBB	4.75	08/09/27	3,000,000	3,004,535
Uber Technologies, Inc.†	BBB	4.50	08/15/29	4,440,000	4,363,338

					38,233,780

INFORMATION TECHNOLOGY (6.0%)
Amphenol Corp.	A-	2.80	02/15/30	4,025,000	3,715,674
Arrow Electronics, Inc.	BBB-	5.15	08/21/29	610,000	612,993
Arrow Electronics, Inc.	BBB-	5.88	04/10/34	3,000,000	3,035,871
Broadcom, Inc.	BBB+	5.05	07/12/29	4,930,000	4,998,183
Flex Ltd.	BBB-	3.75	02/01/26	3,008,000	2,979,097
Hewlett Packard Enterprise Co.	BBB	4.55	10/15/29	2,315,000	2,290,158
Intel Corp.	BBB	3.75	03/25/27	1,245,000	1,224,844
Intel Corp.	BBB	4.88	02/10/28	3,225,000	3,241,621
Jabil, Inc.	BBB-	3.95	01/12/28	4,500,000	4,404,606
Juniper Networks, Inc.	BBB	3.75	08/15/29	2,550,000	2,451,994
Kyndryl Hldgs., Inc.	BBB-	2.05	10/15/26	3,500,000	3,364,015
Microchip Technology, Inc.	BBB+	4.90	03/15/28	3,500,000	3,511,335
Micron Technology, Inc.	BBB-	4.19	02/15/27	2,000,000	1,983,988
Motorola Solutions, Inc.	BBB	5.00	04/15/29	2,047,000	2,066,462
Oracle Corp.	BBB	2.80	04/01/27	2,115,000	2,046,893
Oracle Corp.	BBB	2.88	03/25/31	2,860,000	2,561,183
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	2,375,000	2,117,353
VeriSign, Inc.	BBB	4.75	07/15/27	3,500,000	3,493,242
VMware LLC	BBB+	1.40	08/15/26	3,960,000	3,792,308

					53,891,820

MATERIALS (1.6%)
Celanese US Hldgs. LLC	BB+	6.42	07/15/27	3,480,000	3,536,926
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	5,000,000	4,655,967
Steel Dynamics, Inc.	BBB	5.00	12/15/26	1,953,000	1,954,342
Vulcan Materials Co.	BBB+	4.95	12/01/29	4,460,000	4,495,390

					14,642,625

REAL ESTATE (5.8%)
Alexandria Real Estate Equities, Inc.	BBB+	4.50	07/30/29	4,700,000	4,633,758
American Tower Corp.	BBB	2.75	01/15/27	3,874,000	3,752,481
American Tower Corp.	BBB	5.80	11/15/28	750,000	777,487
Boston Properties LP	BBB	3.25	01/30/31	3,100,000	2,776,836

MoA FUNDS - INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

REAL ESTATE (5.8%) (continued)
Boston Properties LP	BBB	6.50	01/15/34	1,945,000	2,047,270
Digital Realty Trust LP	BBB	5.55	01/15/28	4,543,000	4,646,876
Equinix, Inc.	BBB	3.20	11/18/29	4,880,000	4,562,322
Host Hotels & Resorts LP	BBB-	3.38	12/15/29	2,000,000	1,857,768
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	2,090,000	2,084,171
Kilroy Realty LP	BBB-	4.25	08/15/29	2,000,000	1,902,043
Kimco Realty OP LLC	BBB+	3.25	08/15/26	1,905,000	1,866,030
Kimco Realty OP LLC	BBB+	6.40	03/01/34	3,600,000	3,865,325
NNN REIT, Inc.	BBB+	3.60	12/15/26	4,460,000	4,391,970
Prologis LP	A	1.75	07/01/30	2,320,000	1,992,599
Realty Income Corp.	A-	5.13	02/15/34	6,250,000	6,196,257
Tanger Properties LP	BBB-	3.13	09/01/26	2,485,000	2,433,407
Tanger Properties LP	BBB-	3.88	07/15/27	1,655,000	1,624,712

					51,411,312

UTILITIES (3.5%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	4,565,000	4,640,616
Black Hills Corp.	BBB+	3.15	01/15/27	3,000,000	2,918,334
DTE Energy Co.	BBB	5.10	03/01/29	4,660,000	4,718,311
Duke Energy Corp.	BBB	4.85	01/05/29	4,900,000	4,929,949
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	3,210,000	3,149,399
NiSource, Inc.	BBB+	5.20	07/01/29	2,900,000	2,953,254
Southern Co.	BBB+	3.25	07/01/26	2,430,000	2,392,188
Southern Co.	BBB+	5.50	03/15/29	5,000,000	5,154,295

					30,856,346

TOTAL CORPORATE DEBT					508,133,679

TOTAL LONG-TERM DEBT SECURITIES (Cost: $883,597,361)					877,587,676

	Rating*	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.4%):
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	A-1+	4.23	04/22/25	$1,500,000	$1,496,311

U.S. GOVERNMENT AGENCIES (0.2%)
FNMA	A-1+	4.03	04/01/25	2,000,000	2,000,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,496,311)					3,496,311

MoA FUNDS - INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit	3.58	04/01/25	$71,223	$71,223

TOTAL TEMPORARY CASH INVESTMENT (Cost: $71,223)				71,223

TOTAL INVESTMENTS (Cost: $887,164,895) 99.1%				881,155,210

OTHER NET ASSETS 0.9%				7,959,182

NET ASSETS 100.0%				$889,114,392

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association

* Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate values of these securities amounts to $22,382,421 and represents 2.5% of net assets.

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2025 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (98.8%):
U.S. GOVERNMENT (17.4%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$71,625,000	$45,314,004
U.S. Treasury Bond	AA+	1.13	08/15/40	46,250,000	28,978,516
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	14,625,000
U.S. Treasury Bond	AA+	2.25	08/15/46	29,985,000	20,160,227
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	7,157,408
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	157,437
U.S. Treasury Bond	AA+	2.88	05/15/49	7,500,000	5,527,734
U.S. Treasury Bond	AA+	3.63	02/15/53	23,570,000	19,854,042
U.S. Treasury Bond	AA+	4.00	11/15/52	30,665,000	27,655,997
U.S. Treasury Bond	AA+	4.13	08/15/53	42,025,000	38,728,664
U.S. Treasury Bond	AA+	4.25	02/15/54	11,530,000	10,865,223
U.S. Treasury Bond	AA+	4.63	05/15/44	3,500,000	3,510,937
U.S. Treasury Note	AA+	1.50	11/30/28	2,200,000	2,020,219
U.S. Treasury Note	AA+	1.50	02/15/30	2,775,000	2,475,387
U.S. Treasury Note	AA+	1.63	08/15/29	2,000,000	1,817,969
U.S. Treasury Note	AA+	2.63	02/15/29	33,700,000	32,141,375
U.S. Treasury Note	AA+	2.88	08/15/28	1,000,000	967,656
U.S. Treasury Note	AA+	3.63	03/31/30	24,820,000	24,438,005
U.S. Treasury Note	AA+	3.75	05/31/30	4,500,000	4,452,188
U.S. Treasury Note	AA+	3.88	11/30/29	35,925,000	35,812,734
U.S. Treasury Note	AA+	3.88	08/15/33	18,100,000	17,740,828
U.S. Treasury Note	AA+	3.88	08/15/34	7,000,000	6,822,813
U.S. Treasury Note	AA+	4.50	11/15/33	5,690,000	5,826,916
U.S. Treasury Note	AA+	4.63	02/15/35	2,100,000	2,169,234
U.S. Treasury Strip	AA+	0.00	08/15/29	3,280,000	2,752,095
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	6,848,531
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	6,212,735
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	5,593,770
U.S. Treasury Strip	AA+	0.00	02/15/42	28,575,000	12,803,107
U.S. Treasury Strip	AA+	0.00	08/15/48	15,160,000	4,937,346

					398,368,097

U.S. GOVERNMENT AGENCIES (36.9%)
MORTGAGE-BACKED OBLIGATIONS (34.6%)
FHLMC	AA+	1.50	10/01/36	3,508,216	3,094,930
FHLMC	AA+	2.00	02/01/51	3,330,047	2,699,912
FHLMC	AA+	2.50	09/01/27	137,630	134,617

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.6%) (continued)
FHLMC	AA+	2.50	09/01/27	29,820	29,200
FHLMC	AA+	2.50	12/01/27	132,356	129,128
FHLMC	AA+	2.50	06/01/35	1,469,316	1,368,924
FHLMC	AA+	2.50	05/01/42	12,186,128	10,705,376
FHLMC	AA+	2.50	10/01/49	1,663,084	1,398,504
FHLMC	AA+	2.50	01/01/50	1,094,142	920,075
FHLMC	AA+	2.50	01/01/50	960,515	807,709
FHLMC	AA+	2.50	04/25/50	13,052,173	10,617,939
FHLMC	AA+	2.50	05/01/50	2,902,347	2,458,174
FHLMC	AA+	2.50	06/01/50	3,789,644	3,182,302
FHLMC	AA+	2.50	02/01/51	907,293	771,950
FHLMC	AA+	2.50	02/01/51	586,959	497,805
FHLMC	AA+	2.50	04/01/51	3,953,884	3,349,758
FHLMC	AA+	2.50	05/01/51	14,149,213	11,960,766
FHLMC	AA+	2.50	09/01/51	3,520,973	2,963,893
FHLMC	AA+	2.50	10/01/51	2,831,839	2,363,403
FHLMC	AA+	2.50	11/01/51	2,601,705	2,185,874
FHLMC	AA+	3.00	06/01/27	3,347	3,297
FHLMC	AA+	3.00	06/01/27	87,548	86,154
FHLMC	AA+	3.00	08/01/27	2,213	2,187
FHLMC	AA+	3.00	08/01/27	34,579	34,131
FHLMC	AA+	3.00	02/01/32	1,142,285	1,102,410
FHLMC	AA+	3.00	07/01/42	157,911	143,433
FHLMC	AA+	3.00	11/01/42	14,628	13,305
FHLMC	AA+	3.00	11/01/42	353,320	317,451
FHLMC	AA+	3.00	03/01/43	660,139	598,087
FHLMC	AA+	3.00	04/01/43	14,730	13,365
FHLMC	AA+	3.00	04/01/43	901,471	816,733
FHLMC	AA+	3.00	04/01/43	4,403,249	3,999,355
FHLMC	AA+	3.00	04/01/43	2,654,065	2,410,997
FHLMC	AA+	3.00	09/15/43	89,771	88,667
FHLMC	AA+	3.00	04/15/44	186,030	174,166
FHLMC	AA+	3.00	04/15/45	26,498	26,346
FHLMC	AA+	3.00	09/01/46	708,185	628,738
FHLMC	AA+	3.00	09/01/46	1,921,850	1,679,352
FHLMC	AA+	3.00	11/01/46	233,556	205,219
FHLMC	AA+	3.00	05/01/49	1,877,572	1,649,245
FHLMC	AA+	3.00	11/01/49	1,564,263	1,374,036
FHLMC	AA+	3.00	11/01/49	1,547,935	1,359,694
FHLMC	AA+	3.00	12/01/49	1,272,613	1,118,004
FHLMC	AA+	3.00	02/01/50	1,826,129	1,604,058
FHLMC	AA+	3.00	11/01/50	2,726,180	2,387,845

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.6%) (continued)
FHLMC	AA+	3.00	04/01/51	1,168,131	1,021,724
FHLMC	AA+	3.00	10/01/51	9,960,445	8,641,318
FHLMC	AA+	3.00	06/01/52	6,160,619	5,394,403
FHLMC	AA+	3.00	07/01/53	5,136,217	4,455,594
FHLMC	AA+	3.50	02/01/35	600,615	578,687
FHLMC	AA+	3.50	02/01/35	309,841	298,987
FHLMC	AA+	3.50	04/01/35	288,612	277,291
FHLMC	AA+	3.50	02/01/36	286,863	274,817
FHLMC	AA+	3.50	11/01/39	1,694,391	1,607,420
FHLMC	AA+	3.50	01/01/41	299,376	279,431
FHLMC	AA+	3.50	05/01/42	20,637	19,261
FHLMC	AA+	3.50	07/01/42	778,676	726,507
FHLMC	AA+	3.50	01/01/43	18,534	17,299
FHLMC	AA+	3.50	04/01/43	13,162	12,264
FHLMC	AA+	3.50	06/01/43	551,330	513,722
FHLMC	AA+	3.50	08/15/43	919,013	892,575
FHLMC	AA+	3.50	11/01/43	45,353	42,330
FHLMC	AA+	3.50	01/01/44	7,352,968	6,854,156
FHLMC	AA+	3.50	04/01/45	751,879	693,679
FHLMC	AA+	3.50	07/01/45	28,444	26,346
FHLMC	AA+	3.50	07/01/45	853,318	789,323
FHLMC	AA+	3.50	09/01/45	409,426	377,735
FHLMC	AA+	3.50	11/01/45	1,698,075	1,573,071
FHLMC	AA+	3.50	08/01/46	694,084	639,263
FHLMC	AA+	3.50	12/01/47	395,003	362,037
FHLMC	AA+	3.50	02/01/50	1,057,127	969,723
FHLMC	AA+	3.50	09/01/50	2,184,698	1,993,055
FHLMC	AA+	4.00	05/01/25	113	113
FHLMC	AA+	4.00	05/01/26	7,712	7,664
FHLMC	AA+	4.00	12/01/33	372,543	363,330
FHLMC	AA+	4.00	01/01/38	242,785	237,749
FHLMC	AA+	4.00	01/01/38	853,740	835,035
FHLMC	AA+	4.00	01/15/40	863,631	859,751
FHLMC	AA+	4.00	03/01/41	5,548	5,348
FHLMC	AA+	4.00	07/01/41	8,910	8,590
FHLMC	AA+	4.00	07/01/41	266,970	257,009
FHLMC	AA+	4.00	11/01/42	5,133	4,931
FHLMC	AA+	4.00	10/01/44	663,902	632,499
FHLMC	AA+	4.00	10/01/44	348,619	332,129
FHLMC	AA+	4.00	10/01/44	279,403	266,188
FHLMC	AA+	4.00	10/01/44	11,621	11,087
FHLMC	AA+	4.00	02/01/45	1,686,296	1,621,013

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.6%) (continued)
FHLMC	AA+	4.00	06/01/45	24,527	23,342
FHLMC	AA+	4.00	05/01/47	311,470	294,396
FHLMC	AA+	4.00	02/01/48	265,826	251,258
FHLMC	AA+	4.00	05/01/48	123,040	116,236
FHLMC	AA+	4.00	04/01/52	3,402,832	3,194,598
FHLMC	AA+	4.00	06/01/52	4,491,960	4,228,589
FHLMC	AA+	4.00	08/01/52	4,225,943	3,977,515
FHLMC	AA+	4.23	05/01/30	7,361,000	7,247,427
FHLMC	AA+	4.25	12/01/29	3,250,000	3,208,638
FHLMC	AA+	4.50	03/01/34	2,184	2,185
FHLMC	AA+	4.50	09/01/41	5,375	5,318
FHLMC	AA+	4.50	02/01/44	48,485	47,721
FHLMC	AA+	4.50	05/01/48	397,589	385,904
FHLMC	AA+	4.50	05/01/48	757,126	734,876
FHLMC	AA+	5.00	02/01/26	1,229	1,225
FHLMC	AA+	5.00	02/01/26	51	51
FHLMC	AA+	5.00	10/01/40	167,326	168,404
FHLMC	AA+	5.00	09/01/47	353,231	352,453
FHLMC	AA+	5.00	01/25/52	9,195,424	9,145,806
FHLMC	AA+	5.00	04/01/52	3,449,280	3,397,590
FHLMC	AA+	5.00	06/01/52	2,481,095	2,445,468
FHLMC	AA+	5.00	06/01/52	6,076,251	5,983,888
FHLMC	AA+	5.00	07/01/52	3,759,706	3,705,720
FHLMC	AA+	5.00	12/01/52	16,997,413	16,817,108
FHLMC	AA+	5.00	06/01/54	1,152,816	1,133,918
FHLMC	AA+	5.50	07/01/32	1,245	1,269
FHLMC	AA+	5.50	01/15/33	41,845	42,528
FHLMC	AA+	5.50	05/01/33	547	560
FHLMC	AA+	5.50	06/01/37	8,119	8,371
FHLMC	AA+	5.50	09/25/47	3,206,840	3,215,543
FHLMC	AA+	5.50	06/01/53	4,356,046	4,380,621
FHLMC	AA+	5.50	07/01/53	2,253,247	2,270,659
FHLMC	AA+	5.50	07/01/53	33,446,874	33,674,461
FHLMC	AA+	6.00	07/15/29	15,639	15,790
FHLMC	AA+	6.00	09/01/53	2,725,015	2,798,310
FHLMC	AA+	6.00	02/01/54	7,456,037	7,623,487
FHLMC	AA+	6.00	01/01/55	11,200,000	11,380,251
FHLMC	AA+	6.50	12/01/52	4,664,703	4,865,802
FHLMC	AA+	6.50	12/01/52	1,455,791	1,521,402
FHLMC	AA+	7.00	10/01/54	2,219,865	2,341,729
FHLMC	AA+	7.00	11/01/54	3,815,104	4,026,710
FHLMC ARM	AA+	1.94	10/01/51	10,741,007	9,515,022

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.6%) (continued)
FHLMC ARM	AA+	4.42	04/01/53	6,731,691	6,529,901
FHLMC ARM	AA+	6.74	04/01/37	16,512	16,725
FHLMC Strip	AA+	3.00	06/15/42	3,858,253	3,518,126
FHLMC Strip	AA+	3.00	01/15/43	606,947	549,099
FHLMC Strip	AA+	3.50	10/15/47	363,665	330,664
FNMA	AA+	1.00	08/01/36	688,931	591,293
FNMA	AA+	1.00	12/01/36	725,684	620,764
FNMA	AA+	1.80	09/01/51	9,984,743	8,820,122
FNMA	AA+	2.00	07/01/36	19,780,486	18,015,052
FNMA	AA+	2.00	09/01/50	7,507,870	6,029,139
FNMA	AA+	2.00	10/01/50	3,104,244	2,519,010
FNMA	AA+	2.00	10/01/50	3,481,752	2,820,918
FNMA	AA+	2.00	12/01/50	3,206,136	2,550,484
FNMA	AA+	2.00	02/01/51	8,078,668	6,426,263
FNMA	AA+	2.00	03/01/51	5,402,673	4,394,231
FNMA	AA+	2.00	03/01/51	8,455,061	6,726,009
FNMA	AA+	2.00	08/01/51	2,370,861	1,894,967
FNMA	AA+	2.00	12/01/51	17,465,793	13,938,253
FNMA	AA+	2.16	02/01/32	5,000,000	4,248,038
FNMA	AA+	2.34	05/01/36	9,269,261	7,538,044
FNMA	AA+	2.50	01/01/33	127,209	120,361
FNMA	AA+	2.50	02/01/33	392,526	371,423
FNMA	AA+	2.50	05/01/35	340,055	316,925
FNMA	AA+	2.50	06/01/35	2,511,042	2,339,473
FNMA	AA+	2.50	07/01/35	754,147	702,387
FNMA	AA+	2.50	07/01/35	1,950,293	1,819,313
FNMA	AA+	2.50	09/01/35	2,455,680	2,286,381
FNMA	AA+	2.50	10/01/35	5,743,123	5,343,644
FNMA	AA+	2.50	04/01/42	11,766,209	10,340,129
FNMA	AA+	2.50	05/01/42	4,322,592	3,812,362
FNMA	AA+	2.50	06/01/42	7,670,888	6,738,789
FNMA	AA+	2.50	05/01/43	786,216	680,737
FNMA	AA+	2.50	10/01/50	1,045,983	885,534
FNMA	AA+	2.50	03/01/51	1,517,527	1,278,746
FNMA	AA+	2.50	03/01/51	9,646,114	8,187,618
FNMA	AA+	2.50	04/01/51	3,844,573	3,260,496
FNMA	AA+	2.50	04/01/51	3,280,773	2,773,217
FNMA	AA+	2.50	04/01/51	8,863,997	7,436,641
FNMA	AA+	2.50	05/01/51	17,399,350	14,728,974
FNMA	AA+	2.50	05/01/51	2,125,302	1,799,912
FNMA	AA+	2.50	06/01/51	1,721,297	1,439,234
FNMA	AA+	2.50	03/01/52	4,202,884	3,502,988

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.6%) (continued)
FNMA	AA+	2.50	04/01/52	4,937,998	4,145,105
FNMA	AA+	2.50	05/01/52	1,755,819	1,471,207
FNMA	AA+	2.77	03/01/32	5,122,000	4,560,825
FNMA	AA+	3.00	06/01/33	417,236	398,318
FNMA	AA+	3.00	07/01/33	568,807	543,032
FNMA	AA+	3.00	09/01/33	657,391	627,255
FNMA	AA+	3.00	03/01/36	652,344	613,136
FNMA	AA+	3.00	09/01/40	745,049	686,442
FNMA	AA+	3.00	12/01/42	408,455	369,993
FNMA	AA+	3.00	02/01/43	10,198	9,263
FNMA	AA+	3.00	03/01/43	9,526	8,632
FNMA	AA+	3.00	09/01/43	145,210	131,568
FNMA	AA+	3.00	02/01/45	766,648	687,153
FNMA	AA+	3.00	03/01/45	205,031	179,745
FNMA	AA+	3.00	09/01/46	1,363,026	1,210,091
FNMA	AA+	3.00	01/01/47	269,235	236,570
FNMA	AA+	3.00	12/01/47	129,562	114,998
FNMA	AA+	3.00	03/01/48	355,306	312,554
FNMA	AA+	3.00	03/01/50	1,185,056	1,041,292
FNMA	AA+	3.00	05/01/50	1,923,873	1,693,273
FNMA	AA+	3.00	06/01/50	3,794,520	3,330,660
FNMA	AA+	3.00	08/01/50	2,242,954	1,966,677
FNMA	AA+	3.00	01/01/52	9,570,171	8,348,542
FNMA	AA+	3.00	03/01/52	24,492,334	21,252,630
FNMA	AA+	3.03	04/01/34	8,607,941	7,630,883
FNMA	AA+	3.10	06/01/29	9,800,000	9,275,811
FNMA	AA+	3.50	03/01/32	186,384	181,904
FNMA	AA+	3.50	09/01/32	20,429	19,908
FNMA	AA+	3.50	07/01/34	330,364	321,978
FNMA	AA+	3.50	10/01/34	514,765	496,709
FNMA	AA+	3.50	02/01/35	427,101	411,320
FNMA	AA+	3.50	08/01/38	14,903	13,868
FNMA	AA+	3.50	10/01/40	27,485	25,654
FNMA	AA+	3.50	03/01/41	453,359	423,590
FNMA	AA+	3.50	10/01/41	410,370	382,796
FNMA	AA+	3.50	12/01/41	343,864	320,759
FNMA	AA+	3.50	04/01/42	760,082	708,560
FNMA	AA+	3.50	08/01/42	16,618	15,490
FNMA	AA+	3.50	12/01/42	399,208	371,160
FNMA	AA+	3.50	01/01/43	78,833	73,489
FNMA	AA+	3.50	01/01/43	345,584	322,010
FNMA	AA+	3.50	04/01/43	85,477	79,549

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.6%) (continued)
FNMA	AA+	3.50	08/01/43	794,115	739,047
FNMA	AA+	3.50	08/01/43	1,472,432	1,369,693
FNMA	AA+	3.50	10/01/43	192,573	178,742
FNMA	AA+	3.50	08/01/44	1,016,750	929,791
FNMA	AA+	3.50	04/01/45	1,265,376	1,170,588
FNMA	AA+	3.50	04/01/45	661,775	610,550
FNMA	AA+	3.50	05/01/45	920,022	848,809
FNMA	AA+	3.50	10/01/45	1,063,753	982,594
FNMA	AA+	3.50	02/01/46	1,458,511	1,335,628
FNMA	AA+	3.50	02/01/46	462,054	426,288
FNMA	AA+	3.50	08/01/46	588,825	543,136
FNMA	AA+	3.50	10/01/46	153,363	140,632
FNMA	AA+	3.50	12/01/46	238,614	218,801
FNMA	AA+	3.50	01/01/47	280,879	257,564
FNMA	AA+	3.50	09/01/47	1,103,546	1,016,385
FNMA	AA+	3.50	11/01/47	4,879,747	4,472,490
FNMA	AA+	3.50	04/01/48	123,781	113,466
FNMA	AA+	3.50	03/01/50	2,251,392	2,061,119
FNMA	AA+	3.50	06/01/51	6,397,670	5,790,736
FNMA	AA+	3.50	01/01/52	2,813,027	2,553,923
FNMA	AA+	3.50	02/01/52	5,942,127	5,394,806
FNMA	AA+	3.50	05/01/52	4,037,432	3,676,381
FNMA	AA+	3.50	05/01/52	386,528	351,662
FNMA	AA+	3.75	08/01/28	5,105,000	4,995,476
FNMA	AA+	4.00	01/01/31	63,383	62,757
FNMA	AA+	4.00	03/01/35	108,438	105,236
FNMA	AA+	4.00	06/01/36	240,034	234,541
FNMA	AA+	4.00	10/01/36	254,655	248,836
FNMA	AA+	4.00	10/01/40	296,845	285,776
FNMA	AA+	4.00	11/01/40	6,326	6,090
FNMA	AA+	4.00	01/01/41	21,000	20,214
FNMA	AA+	4.00	05/01/41	171,170	164,784
FNMA	AA+	4.00	05/01/43	1,821,470	1,753,498
FNMA	AA+	4.00	01/01/44	3,515,180	3,373,130
FNMA	AA+	4.00	09/01/45	145,720	138,673
FNMA	AA+	4.00	11/01/45	354,621	337,677
FNMA	AA+	4.00	02/01/47	1,156,745	1,100,105
FNMA	AA+	4.00	11/01/47	465,946	440,411
FNMA	AA+	4.00	04/01/48	191,841	181,232
FNMA	AA+	4.00	04/01/49	5,059,736	4,779,921
FNMA	AA+	4.00	03/01/50	3,290,233	3,097,306
FNMA	AA+	4.00	03/01/52	2,063,644	1,949,450

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.6%) (continued)
FNMA	AA+	4.00	07/01/52	4,125,007	3,894,190
FNMA	AA+	4.00	07/01/56	3,167,049	2,940,772
FNMA	AA+	4.49	02/01/53	7,873,084	7,695,944
FNMA	AA+	4.50	05/01/30	47,083	47,058
FNMA	AA+	4.50	05/01/34	1,824	1,822
FNMA	AA+	4.50	06/01/34	1,295	1,294
FNMA	AA+	4.50	08/01/35	1,800	1,798
FNMA	AA+	4.50	05/01/39	183,016	181,227
FNMA	AA+	4.50	05/01/39	255,719	253,215
FNMA	AA+	4.50	12/01/39	1,071,137	1,070,288
FNMA	AA+	4.50	05/01/40	177,823	175,832
FNMA	AA+	4.50	07/01/40	780,254	772,619
FNMA	AA+	4.50	10/01/40	155,620	153,876
FNMA	AA+	4.50	03/01/44	373,573	367,229
FNMA	AA+	4.50	04/01/44	671,128	659,720
FNMA	AA+	4.50	11/01/47	748,264	727,001
FNMA	AA+	4.50	11/01/47	907,953	887,849
FNMA	AA+	4.50	11/01/47	1,056,803	1,033,403
FNMA	AA+	4.50	02/01/49	324,683	315,141
FNMA	AA+	4.50	05/01/50	7,500,058	7,277,202
FNMA	AA+	5.00	06/01/33	2,081	2,090
FNMA	AA+	5.00	09/01/33	8,221	8,256
FNMA	AA+	5.00	10/01/33	2,355	2,365
FNMA	AA+	5.00	11/01/33	3,246	3,259
FNMA	AA+	5.00	03/01/34	629	632
FNMA	AA+	5.00	04/01/34	403	406
FNMA	AA+	5.00	04/01/34	1,107	1,114
FNMA	AA+	5.00	04/01/35	1,569	1,583
FNMA	AA+	5.00	06/01/35	654	660
FNMA	AA+	5.00	09/01/35	1,040	1,049
FNMA	AA+	5.00	10/01/36	1,239	1,250
FNMA	AA+	5.00	08/01/37	1,135,584	1,143,043
FNMA	AA+	5.00	05/01/39	143,455	144,563
FNMA	AA+	5.00	06/01/40	2,585	2,601
FNMA	AA+	5.00	09/01/52	11,718,630	11,535,197
FNMA	AA+	5.00	10/01/52	1,714,859	1,687,482
FNMA	AA+	5.00	11/01/52	2,975,025	2,950,928
FNMA	AA+	5.00	07/01/53	5,689,630	5,590,800
FNMA	AA+	5.50	08/01/25	25	25
FNMA	AA+	5.50	11/01/26	4,352	4,361
FNMA	AA+	5.50	03/01/33	62,246	63,395
FNMA	AA+	5.50	02/25/37	3,886	3,955

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.6%) (continued)
FNMA	AA+	5.50	05/01/38	1,162,695	1,196,889
FNMA	AA+	5.50	06/01/48	23,056	23,690
FNMA	AA+	5.50	08/25/51	9,822,083	9,871,021
FNMA	AA+	5.50	06/01/52	1,010,527	1,015,023
FNMA	AA+	5.50	03/01/53	8,672,010	8,694,637
FNMA	AA+	5.50	04/01/53	2,694,885	2,710,383
FNMA	AA+	5.50	07/01/54	1,647,691	1,647,935
FNMA	AA+	5.50	10/01/54	8,332,382	8,360,702
FNMA	AA+	6.00	03/01/28	15,834	16,064
FNMA	AA+	6.00	05/01/32	37,473	38,696
FNMA	AA+	6.00	04/01/33	84,139	87,205
FNMA	AA+	6.00	05/01/33	2,000	2,073
FNMA	AA+	6.00	09/01/34	471	490
FNMA	AA+	6.00	10/01/34	2,861	2,976
FNMA	AA+	6.00	03/01/36	5,914	6,194
FNMA	AA+	6.00	01/01/37	27,614	28,924
FNMA	AA+	6.00	05/01/37	6,427	6,748
FNMA	AA+	6.00	08/01/37	32,993	34,643
FNMA	AA+	6.00	12/01/37	13,617	14,298
FNMA	AA+	6.00	11/01/52	4,279,212	4,395,645
FNMA	AA+	6.00	09/01/53	10,143,609	10,430,712
FNMA	AA+	6.00	03/01/54	8,984,094	9,185,745
FNMA	AA+	6.00	09/01/54	17,341,400	17,675,888
FNMA	AA+	6.50	05/01/32	56,505	58,913
FNMA	AA+	6.50	07/01/34	489	515
FNMA	AA+	6.50	09/01/34	311	328
FNMA	AA+	6.50	09/01/36	7,289	7,764
FNMA	AA+	6.50	05/01/37	69,872	74,448
FNMA	AA+	6.50	07/01/37	3,884	4,135
FNMA	AA+	6.50	02/01/54	4,239,103	4,409,631
FNMA	AA+	7.00	04/01/32	103	109
FNMA	AA+	7.00	10/01/54	2,159,009	2,278,759
FNMA	AA+	7.50	06/01/31	51	53
FNMA	AA+	7.50	02/01/32	267	284
FNMA	AA+	7.50	06/01/32	12,700	13,647
FNMA	AA+	8.00	04/01/32	12,415	12,971
FNMA Strip	AA+	3.00	08/25/42	371,801	337,234
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	625,231	607,249
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	569,922	557,762
GNMA(1)	AA+	2.00	04/20/32	333,217	313,324
GNMA(1)	AA+	2.00	09/20/50	1,703,955	1,348,321
GNMA(1)	AA+	2.50	12/20/50	4,208,601	3,577,342

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS (34.6%) (continued)
GNMA(1)	AA+	2.50	10/20/51	3,897,648	3,302,269
GNMA(1)	AA+	2.50	10/20/51	3,727,859	3,182,764
GNMA(1)	AA+	2.50	08/20/52	10,308,678	8,798,073
GNMA(1)	AA+	2.50	03/20/53	15,709,862	13,417,594
GNMA(1)	AA+	2.50	06/20/53	6,982,240	5,962,362
GNMA(1)	AA+	3.00	07/16/36	1,100,712	1,005,637
GNMA(1)	AA+	3.00	01/15/46	733,181	649,923
GNMA(1)	AA+	3.00	02/20/47	875,394	784,935
GNMA(1)	AA+	3.00	10/20/51	5,433,058	4,773,579
GNMA(1)	AA+	3.00	08/20/52	4,380,374	3,883,177
GNMA(1)	AA+	3.50	02/20/42	261,089	243,308
GNMA(1)	AA+	3.50	07/15/42	760,876	714,384
GNMA(1)	AA+	3.50	11/15/42	158,007	148,356
GNMA(1)	AA+	3.50	03/20/45	700,118	651,416
GNMA(1)	AA+	3.50	05/20/45	745,196	693,351
GNMA(1)	AA+	3.50	12/20/50	324,764	297,511
GNMA(1)	AA+	3.70	05/15/42	362,981	342,481
GNMA(1)	AA+	4.00	10/16/36	6,874,409	6,305,945
GNMA(1)	AA+	4.00	03/15/41	158,911	152,907
GNMA(1)	AA+	4.00	11/15/41	230,962	222,245
GNMA(1)	AA+	4.00	01/15/42	20,595	19,816
GNMA(1)	AA+	4.00	08/20/42	229,101	220,420
GNMA(1)	AA+	4.25	04/20/41	282,167	274,310
GNMA(1)	AA+	4.29	04/15/41	1,854	1,848
GNMA(1)	AA+	4.50	06/20/30	7,564	7,554
GNMA(1)	AA+	4.50	09/15/30	120,757	121,018
GNMA(1)	AA+	4.50	04/20/31	3,535	3,541
GNMA(1)	AA+	4.50	06/20/34	61,284	60,839
GNMA(1)	AA+	4.50	09/15/40	279,575	276,151
GNMA(1)	AA+	4.50	10/15/40	349,874	345,595
GNMA(1)	AA+	4.50	10/20/43	8,919	8,757
GNMA(1)	AA+	5.00	06/20/39	348,050	349,211
GNMA(1)	AA+	5.00	05/15/40	35,562	36,058
GNMA(1)	AA+	5.00	06/20/40	21,085	21,375
GNMA(1)	AA+	5.50	01/15/36	23,275	23,533
GNMA(1)	AA+	6.50	04/15/31	4,057	4,182
GNMA(1)	AA+	6.50	10/15/31	113	118
GNMA(1)	AA+	6.50	12/15/31	2,875	2,888
GNMA(1)	AA+	6.50	05/15/32	6,057	6,188
GNMA(1)	AA+	7.00	05/15/31	116	121
GNMA(1)	AA+	7.00	05/15/32	414	415

					792,489,865

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

NON-MORTGAGE-BACKED OBLIGATIONS (2.3%)
FFCB	AA+	5.37	01/28/32	12,000,000	11,997,234
FHLB	AA+	5.00	10/22/32	5,875,000	5,821,273
FHLB	AA+	5.13	02/26/30	7,000,000	7,003,723
FHLB	AA+	5.20	02/28/30	1,500,000	1,499,170
FHLB	AA+	5.25	02/28/30	2,750,000	2,747,352
FHLB	AA+	5.25	03/01/30	4,830,000	4,830,000
FHLB	AA+	5.30	12/24/31	1,720,000	1,715,374
FHLB	AA+	5.30	02/27/32	6,450,000	6,448,674
FHLB	AA+	5.40	03/05/32	4,860,000	4,860,374
FHLB	AA+	5.42	05/27/32	3,300,000	3,294,197
FHLB	AA+	5.70	05/01/29	2,000,000	2,001,619

					52,218,990

CORPORATE DEBT (44.4%)
COMMUNICATION SERVICES (2.7%)
AT&T, Inc.	BBB	2.75	06/01/31	10,048,000	8,931,149
Comcast Corp.	A-	3.40	04/01/30	9,395,000	8,888,558
Sprint LLC	BBB-	7.63	03/01/26	7,970,000	8,098,302
Take-Two Interactive Software, Inc.	BBB	4.00	04/14/32	3,000,000	2,803,413
T-Mobile USA, Inc.	BBB	3.38	04/15/29	4,580,000	4,351,643
T-Mobile USA, Inc.	BBB	3.75	04/15/27	6,105,000	6,016,421
Verizon Communications, Inc.	BBB+	4.02	12/03/29	5,450,000	5,302,609
Verizon Communications, Inc.	BBB+	4.40	11/01/34	5,555,000	5,245,061
Warnermedia Hldgs., Inc.	BBB-	4.28	03/15/32	12,405,000	10,931,257

					60,568,413

CONSUMER DISCRETIONARY (2.5%)
AutoZone, Inc.	BBB	3.75	04/18/29	1,795,000	1,734,870
Darden Restaurants, Inc.	BBB	3.85	05/01/27	5,280,000	5,198,653
Expedia Group, Inc.	BBB	5.40	02/15/35	10,415,000	10,375,808
Ford Motor Credit Co. LLC	BBB-	2.70	08/10/26	5,510,000	5,311,100
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	10,970,000	11,056,825
Lennar Corp.	BBB	5.00	06/15/27	3,051,000	3,067,581
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	5,050,000	5,010,559
Lowe’s Cos., Inc.	BBB+	5.50	10/15/35	2,500,000	2,560,870
Marriott International, Inc.	BBB	2.85	04/15/31	6,325,000	5,623,818
Toll Brothers Finance Corp.	BBB-	4.88	03/15/27	6,115,000	6,118,706

					56,058,790

CONSUMER STAPLES (1.3%)
Bunge Ltd. Finance Corp.	BBB+	2.75	05/14/31	8,115,000	7,190,955
Bunge Ltd. Finance Corp.	BBB+	4.20	09/17/29	4,125,000	4,056,950
Constellation Brands, Inc.	BBB	4.80	01/15/29	7,450,000	7,469,560
Hormel Foods Corp.	A-	1.80	06/11/30	2,458,000	2,145,559
J M Smucker Co.	BBB	6.20	11/15/33	7,890,000	8,399,809

					29,262,833

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

ENERGY (4.1%)
Cheniere Energy Partners LP	BBB-	4.50	10/01/29	6,865,000	6,689,999
Diamondback Energy, Inc.	BBB	5.15	01/30/30	8,492,000	8,614,227
Energy Transfer LP	BBB	5.25	07/01/29	3,400,000	3,449,228
Energy Transfer LP	BBB	5.55	02/15/28	8,915,000	9,125,544
EQT Corp.†	BBB-	3.13	05/15/26	4,715,000	4,632,789
EQT Corp.	BBB-	3.90	10/01/27	2,388,000	2,343,960
Hess Corp.	BBB-	4.30	04/01/27	2,492,000	2,478,592
HF Sinclair Corp.	BBB-	4.50	10/01/30	3,116,000	2,979,455
HF Sinclair Corp.	BBB-	5.75	01/15/31	1,800,000	1,822,573
HF Sinclair Corp.	BBB-	6.38	04/15/27	6,469,000	6,551,344
Kinder Morgan, Inc.	BBB	5.10	08/01/29	10,870,000	10,986,249
Occidental Petroleum Corp.	BB+	6.38	09/01/28	5,300,000	5,496,826
ONEOK, Inc.	BBB	4.40	10/15/29	2,260,000	2,220,130
ONEOK, Inc.†	BBB	5.63	01/15/28	5,510,000	5,612,881
Plains All American Pipeline LP/PAA Finance Corp.	BBB	3.55	12/15/29	5,990,000	5,643,435
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	3,912,000	3,945,722
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	6.88	01/15/29	3,125,000	3,199,410
Western Midstream Operating LP	BBB-	4.75	08/15/28	7,100,000	7,068,668

					92,861,032

FINANCIALS (15.8%)
Alleghany Corp.	AA	3.63	05/15/30	4,660,000	4,460,946
American Express Co.	A-	5.39	07/28/27	6,650,000	6,720,675
American Express Co.	A-	5.53	04/25/30	10,025,000	10,335,112
Aon North America, Inc.	A-	5.45	03/01/34	14,345,000	14,601,542
Arthur J Gallagher & Co.	BBB	4.85	12/15/29	2,000,000	2,011,375
Arthur J Gallagher & Co.	BBB	5.00	02/15/32	5,250,000	5,248,661
Bank of America Corp.	A-	2.97	02/04/33	26,230,000	22,998,429
BankUnited, Inc.	BBB	4.88	11/17/25	5,315,000	5,308,851
BankUnited, Inc.	BBB-	5.13	06/11/30	6,170,000	6,051,682
Barclays PLC	BBB+	5.83	05/09/27	3,000,000	3,035,673
Capital One Financial Corp.	BBB	4.93	05/10/28	4,365,000	4,381,163
Capital One Financial Corp.	BBB	6.38	06/08/34	5,040,000	5,262,333
Citigroup, Inc.	BBB+	3.79	03/17/33	10,865,000	9,936,912
Citigroup, Inc.	BBB+	3.98	03/20/30	4,460,000	4,319,949
Citigroup, Inc.	BBB+	4.41	03/31/31	1,000,000	974,096
Citigroup, Inc.	BBB	5.83	02/13/35	6,620,000	6,578,831
Citizens Financial Group, Inc.	BBB+	5.84	01/23/30	10,653,000	10,936,898

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

FINANCIALS (15.8%) (continued)
Discover Financial Svcs.	BBB-	4.10	02/09/27	10,885,000	10,773,848
Fairfax Financial Hldgs. Ltd.	BBB+	6.00	12/07/33	5,010,000	5,202,943
Fifth Third Bancorp	BBB+	1.71	11/01/27	1,000,000	953,539
Fifth Third Bancorp	BBB+	4.90	09/06/30	3,240,000	3,232,159
Fifth Third Bancorp	BBB+	6.34	07/27/29	4,762,000	4,971,490
First Horizon Bank	BBB-	5.75	05/01/30	4,800,000	4,851,742
Global Payments, Inc.	BBB-	2.90	05/15/30	11,053,000	10,020,101
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	9,000,000	8,150,227
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	500,000	482,188
Goldman Sachs Group, Inc.	BBB+	6.56	10/24/34	12,145,000	13,240,920
JPMorgan Chase & Co.	A	5.00	07/22/30	7,600,000	7,668,494
JPMorgan Chase & Co.	A	5.35	06/01/34	4,625,000	4,702,780
JPMorgan Chase & Co.	A	5.50	01/24/36	9,765,000	9,977,641
Kemper Corp.	BBB-	3.80	02/23/32	4,500,000	4,041,211
KeyBank N.A.	BBB+	5.85	11/15/27	2,000,000	2,053,876
KeyCorp	BBB	2.25	04/06/27	3,565,000	3,399,341
KeyCorp	BBB	2.55	10/01/29	3,800,000	3,434,097
KeyCorp	BBB	6.40	03/06/35	2,000,000	2,111,538
Liberty Mutual Group, Inc.†	BBB	4.57	02/01/29	11,473,000	11,382,184
M&T Bank Corp.	BBB+	4.55	08/16/28	1,387,000	1,377,071
Manufacturers & Traders Trust Co.	BBB+	3.40	08/17/27	3,690,000	3,575,350
Manufacturers & Traders Trust Co.	A-	4.70	01/27/28	3,450,000	3,454,514
Mercury General Corp.	BBB-	4.40	03/15/27	3,330,000	3,275,563
Morgan Stanley	A-	2.70	01/22/31	10,000,000	9,066,187
Morgan Stanley	A-	5.17	01/16/30	1,910,000	1,935,111
Morgan Stanley	A-	5.45	07/20/29	10,255,000	10,484,552
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	4,839,917
PNC Bank N.A.	A-	2.70	10/22/29	10,500,000	9,612,878
PNC Financial Svcs. Group, Inc.	A-	4.76	01/26/27	1,000,000	1,000,404
PNC Financial Svcs. Group, Inc.	A-	5.58	06/12/29	2,060,000	2,117,750
PNC Financial Svcs. Group, Inc.	A-	6.88	10/20/34	3,635,000	4,018,796
Synchrony Financial	BBB-	3.70	08/04/26	11,535,000	11,332,744
Truist Financial Corp.	A-	4.87	01/26/29	8,055,000	8,097,670
U.S. Bancorp	A	4.65	02/01/29	13,695,000	13,700,316
U.S. Bancorp	A	5.78	06/12/29	2,500,000	2,577,992
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,970,000	4,912,033
Wells Fargo & Co.	BBB+	2.57	02/11/31	1,000,000	901,613
Wells Fargo & Co.	BBB+	3.35	03/02/33	9,115,000	8,173,422
Wells Fargo & Co.	BBB+	3.53	03/24/28	6,200,000	6,073,846
Wells Fargo & Co.	BBB+	5.20	01/23/30	6,595,000	6,705,260
Zions Bancorporation	BBB	3.25	10/29/29	12,030,000	10,841,751

					361,888,187

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

HEALTH CARE (2.1%)
AbbVie, Inc.	A-	5.05	03/15/34	14,690,000	14,796,043
Amgen, Inc.	BBB+	5.15	03/02/28	8,125,000	8,270,567
Amgen, Inc.	BBB+	5.25	03/02/33	2,800,000	2,840,191
Baxter International, Inc.	BBB	2.54	02/01/32	2,697,000	2,311,360
CVS Health Corp.	BBB	3.75	04/01/30	9,660,000	9,111,070
CVS Health Corp.	BBB	5.40	06/01/29	2,045,000	2,083,691
Elevance Health, Inc.	A	2.88	09/15/29	7,245,000	6,732,107
Elevance Health, Inc.	A	4.75	02/15/30	2,725,000	2,739,477

					48,884,506

INDUSTRIALS (2.8%)
AutoZone, Inc.	BBB	6.25	11/01/28	6,195,000	6,520,215
Boeing Co.	BBB-	3.20	03/01/29	12,077,000	11,333,339
CH Robinson Worldwide, Inc.	BBB	4.20	04/15/28	5,575,000	5,484,668
Equifax, Inc.	BBB	4.80	09/15/29	8,650,000	8,658,470
Huntington Ingalls Industries, Inc.	BBB-	3.48	12/01/27	4,613,000	4,472,694
L3Harris Technologies, Inc.	BBB	5.40	01/15/27	6,840,000	6,939,376
Lennox International, Inc.	BBB	1.70	08/01/27	4,935,000	4,611,818
Otis Worldwide Corp.	BBB	5.13	11/19/31	7,715,000	7,802,286
Uber Technologies, Inc.†	BBB	4.50	08/15/29	8,825,000	8,672,626

					64,495,492

INFORMATION TECHNOLOGY (4.5%)
Amphenol Corp.	A-	2.80	02/15/30	9,520,000	8,788,377
Arrow Electronics, Inc.	BBB-	5.15	08/21/29	8,845,000	8,888,394
Broadcom, Inc.	BBB+	5.05	07/12/29	10,805,000	10,954,436
Hewlett Packard Enterprise Co.	BBB	4.55	10/15/29	5,465,000	5,406,355
Intel Corp.	BBB	3.75	03/25/27	6,330,000	6,227,520
Intel Corp.	BBB	5.20	02/10/33	4,670,000	4,608,050
Jabil, Inc.	BBB-	3.00	01/15/31	4,000,000	3,580,537
Jabil, Inc.	BBB-	3.95	01/12/28	2,910,000	2,848,312
Juniper Networks, Inc.	BBB	3.75	08/15/29	6,295,000	6,053,059
Kyndryl Hldgs., Inc.	BBB-	2.05	10/15/26	2,500,000	2,402,868
Microchip Technology, Inc.	BBB+	4.90	03/15/28	4,825,000	4,840,626
Micron Technology, Inc.	BBB-	4.19	02/15/27	8,200,000	8,134,351
Oracle Corp.	BBB	2.80	04/01/27	3,410,000	3,300,192
Oracle Corp.	BBB	4.90	02/06/33	5,580,000	5,486,004
Oracle Corp.	BBB	5.25	02/03/32	2,915,000	2,952,420
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	5,800,000	5,170,799
VeriSign, Inc.	BBB	2.70	06/15/31	8,508,000	7,485,702
VMware LLC	BBB+	1.40	08/15/26	6,860,000	6,569,503

					103,697,505

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

MATERIALS (1.4%)
Celanese US Hldgs. LLC	BB+	6.42	07/15/27	8,485,000	8,623,797
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	9,112,000	8,485,035
Steel Dynamics, Inc.	BBB	5.00	12/15/26	3,885,000	3,887,670
Vulcan Materials Co.	BBB+	4.95	12/01/29	11,330,000	11,419,904

					32,416,406

REAL ESTATE (4.6%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	11,253,000	10,714,398
American Tower Corp.	BBB	2.75	01/15/27	4,235,000	4,102,158
American Tower Corp.	BBB	3.13	01/15/27	1,550,000	1,509,955
American Tower Corp.	BBB	5.80	11/15/28	5,435,000	5,634,185
Boston Properties LP	BBB	3.25	01/30/31	6,488,000	5,811,650
Boston Properties LP	BBB	5.75	01/15/35	1,465,000	1,449,169
Boston Properties LP	BBB	6.50	01/15/34	3,435,000	3,615,616
Digital Realty Trust LP	BBB	5.55	01/15/28	7,531,000	7,703,197
Equinix, Inc.	BBB	3.20	11/18/29	11,880,000	11,106,637
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	8,715,000	8,690,692
Kilroy Realty LP	BBB-	3.05	02/15/30	3,500,000	3,113,695
Kimco Realty OP LLC	BBB+	4.85	03/01/35	3,850,000	3,703,339
Kimco Realty OP LLC	BBB+	6.40	03/01/34	6,800,000	7,301,170
NNN REIT, Inc.	BBB+	2.50	04/15/30	4,835,000	4,316,611
NNN REIT, Inc.	BBB+	3.60	12/15/26	3,145,000	3,097,028
Prologis LP	A	1.75	07/01/30	3,906,000	3,354,780
Realty Income Corp.	A-	4.85	03/15/30	1,780,000	1,786,151
Realty Income Corp.	A-	5.13	02/15/34	8,865,000	8,788,771
Tanger Properties LP	BBB-	3.13	09/01/26	5,800,000	5,679,580
Tanger Properties LP	BBB-	3.88	07/15/27	3,500,000	3,435,947

					104,914,729

UTILITIES (2.6%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	11,429,000	11,618,313
Black Hills Corp.	BBB+	3.05	10/15/29	4,855,000	4,495,276
DTE Energy Co.	BBB	5.10	03/01/29	10,596,000	10,728,589
Duke Energy Carolinas LLC	A	4.85	01/15/34	9,330,000	9,199,022
Duke Energy Corp.	BBB	4.85	01/05/29	1,704,000	1,714,415
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	6,722,000	6,595,097
NiSource, Inc.	BBB+	5.20	07/01/29	6,840,000	6,965,607
Southern Co.	BBB+	5.70	03/15/34	8,560,000	8,850,218

					60,166,537

TOTAL CORPORATE DEBT					1,015,214,430

SOVEREIGN DEBT (0.1%)
Sri Lanka AID	NR	6.59	09/15/28	1,117,460	1,143,627	††

TOTAL LONG-TERM DEBT SECURITIES (Cost: $2,374,920,668)					2,259,435,009

MoA FUNDS - CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2025 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.0%):
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill	A-1+	4.23	04/22/25	$23,500,000	$23,442,206

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $23,442,206)					23,442,206

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
JP Morgan Chase, New York Time Deposit		3.58	04/01/25	$316,473	$316,473

TOTAL TEMPORARY CASH INVESTMENT (Cost: $316,473)					316,473

TOTAL INVESTMENTS (Cost: $2,398,679,347) 99.8%					2,283,193,688

OTHER NET ASSETS 0.2%					4,222,952

NET ASSETS 100.0%					$2,287,416,640

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	ARM = Adjustable Rate Mortgage
FFCB = Federal Farm Credit Banks Funding Corporation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate values of these securities amounts to $38,785,515 and represents 1.7% of net assets.

†† Level 3 Security.

(1)	U.S. Government guaranteed security.
(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2025

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2025, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of two securities in the Small Cap Equity Index Fund and Catholic Values Index Fund (see Note (a) below) which were considered Level 3 and certain securities listed on foreign exchanges which were considered Level 2. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. Securities using these valuation adjustments were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Fair value inputs for all debt securities and temporary cash investments were considered Level 2, with the exception of one security in the Core Bond Fund (see Note (a) below) which was considered as Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2025:

Fund	Level 1 – Quoted Prices	Level 2 – Significiant Observable Inputs	Level 3 – Significiant Unobservable Inputs		Total
Investments at Fair Value:*
Equity Index Fund
Common Stock	$5,356,326,999	-	-		$5,356,326,999
Short-Term Debt Securities	-	73,445,694	-		$73,445,694
Temporary Cash Investment	-	$441,584	-		$441,584

	$5,356,326,999	$73,887,278	-		$5,430,214,277

All America Fund
Common Stock	$278,246,792	-	-		$278,246,792
Short-Term Debt Securities	-	$3,692,060	-		$3,692,060
Temporary Cash Investment	-	$1,922,456	-		$1,922,456

	$278,246,792	$5,614,516	-		$283,861,308

Small Cap Value Fund
Common Stock	$359,413,810	-	-		$359,413,810
Short-Term Debt Securities	-	$2,496,311	-		$2,496,311
Temporary Cash Investment	-	$53,552	-		$53,552

	$359,413,810	$2,549,863	-		$361,963,673

Small Cap Growth Fund
Common Stock	$348,585,891	-	-		$348,585,891
Short-Term Debt Securities	-	$3,400,000	-		$3,400,000
Temporary Cash Investment	-	$95,623	-		$95,623

	$348,585,891	$3,495,623	-		$352,081,514

Small Cap Equity Index Fund
Common Stock	$188,025,723	-	-	(a)	$188,025,723
Temporary Cash Investment	-	$72,783	-		$72,783

	$188,025,723	$72,783	-		$188,098,506

Mid Cap Value Fund
Common Stock	$197,625,048	-	-		$197,625,048
Short-Term Debt Securities	-	$4,295,053	-		$4,295,053
Temporary Cash Investment	-	$69,245	-		$69,245

	$197,625,048	$4,364,298	-		$201,989,346

Mid Cap Equity Index Fund
Common Stock	$1,391,057,520	-	-		$1,391,057,520
Short-Term Debt Securities	-	$17,715,861	-		$17,715,861
Temporary Cash Investment	-	$100,553	-		$100,553

	$1,391,057,520	$17,816,414	-		$1,408,873,934

MoA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2025

Balanced Fund
Common Stock	$110,860,147	-	-		$110,860,147
U.S. Government Debt	-	$11,796,458	-		$11,796,458
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$25,125,154	-		$25,125,154
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$3,414,344	-		$3,414,344
Long-Term Corporate Debt	-	$32,161,689	-		$32,161,689
Short-Term Debt Securities	-	$9,741,194	-		$9,741,194
Temporary Cash Investment	-	$675,877	-		$675,877

	$110,860,147	$82,914,716	-		$193,774,863

International Fund
Common Stock	$130,247,705	$1,621,205,439	-		$1,751,453,144
Short-Term Debt Securities	-	$29,161,820	-		$29,161,820
Temporary Cash Investment	-	$2,689,083	-		$2,689,083

	$130,247,705	$1,653,056,342	-		$1,783,304,047
Catholic Values Index Fund
Common Stock	$7,231,312	-	-	(a)	$7,231,312

	$7,231,312	-	-		$7,231,312
Retirement Income Fund
Common Stock	$197,905,863	-	-		$197,905,863

	$197,905,863	-	-		$197,905,863
Clear Passage 2015 Fund
Common Stock	$103,814,508	-	-		$103,814,508

	$103,814,508	-	-		$103,814,508
Clear Passage 2020 Fund
Common Stock	$441,385,650	-	-		$441,385,650

	$441,385,650	-	-		$441,385,650
Clear Passage 2025 Fund
Common Stock	$1,060,001,087	-	-		$1,060,001,087

	$1,060,001,087	-	-		$1,060,001,087
Clear Passage 2030 Fund
Common Stock	$1,375,783,551	-	-		$1,375,783,551

	$1,375,783,551	-	-		$1,375,783,551
Clear Passage 2035 Fund
Common Stock	$1,380,963,818	-	-		$1,380,963,818

	$1,380,963,818	-	-		$1,380,963,818
Clear Passage 2040 Fund
Common Stock	$1,183,491,445	-	-		$1,183,491,445

	$1,183,491,445	-	-		$1,183,491,445
Clear Passage 2045 Fund
Common Stock	$1,218,369,241	-	-		$1,218,369,241

	$1,218,369,241	-	-		$1,218,369,241
Clear Passage 2050 Fund
Common Stock	$956,762,611	-	-		$956,762,611

	$956,762,611	-	-		$956,762,611
Clear Passage 2055 Fund
Common Stock	$558,456,741	-	-		$558,456,741

	$558,456,741	-	-		$558,456,741
Clear Passage 2060 Fund
Common Stock	$316,573,697	-	-		$316,573,697

	$316,573,697	-	-		$316,573,697
Clear Passage 2065 Fund
Common Stock	$131,035,533	-	-		$131,035,533

	$131,035,533	-	-		$131,035,533

MoA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2025

Conservative Allocation Fund
Common Stock	$149,169,597	-	-		$149,169,597

	$149,169,597	-	-		$149,169,597

Moderate Allocation Fund
Common Stock	$380,718,304	-	-		$380,718,304

	$380,718,304	-	-		$380,718,304
Aggressive Allocation Fund
Common Stock	$316,793,454	-	-		$316,793,454

	$316,793,454	-	-		$316,793,454

Intermediate Bond Fund
U.S. Government Debt	-	$344,909,072	-		$344,909,072
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$24,544,925	-		$24,544,925
Long-Term Corporate Debt	-	$508,133,679	-		$508,133,679
Short-Term Debt Securities	-	$3,496,311	-		$3,496,311
Temporary Cash Investment	-	$71,223	-		$71,223

	-	$881,155,210	-		$881,155,210

Core Bond Fund
U.S. Government Debt	-	$398,368,097	-		$398,368,097
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$792,489,865	-		$792,489,865
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$52,218,990	-		$52,218,990
Long-Term Corporate Debt	-	$1,015,214,430	-		$1,015,214,430
Sovereign Debt	-	-	1,143,627	(a)	$1,143,627
Short-Term Debt Securities	-	$23,442,206	-		$23,442,206
Temporary Cash Investment	-	$316,473	-		$316,473

	-	$2,282,050,061	1,143,627		$2,283,193,688

Other Financial Instruments:**
Equity Index Fund	$(587,503)	-	-		$(587,503)
All America Fund	$(11,580)	-	-		$(11,580)
Mid Cap Equity Index Fund	$(114,657)	-	-		$(114,657)
International Fund	$(579,975)	-	-		$(579,975)

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
**

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts which are valued at the settlement price established each day by the exchange on which traded.

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the three months ended March 31, 2025
	Balance December 31, 2024(a)		Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Accrued Discounts/ Premiums	Transfers Into Level 3	Transfers Out of Level 3	Purchases/ Payups	Sales/ Paydown	Balance March 31, 2025(a)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of March 31, 2025
Small Cap Equity Index Fund - Common Stock	-(b	)	-	-	-	-	-	-	-	-(b	)	-
Core Bond Fund - Sovereign Debt	$1,284,467(c	)	$(19,259)	-	$18,349	-	-	-	$(139,930)	$1,143,627(c	)	$(19,259)
Catholic Values Index Fund - Common Stock	-(d	)	-	-	-	-	-	-	-	-(d	)	-

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

MoA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2025

(b)	Level 3 securities, OmniAB, Inc. Cl CR3 and OmniAB, Inc. Cl CR4 - common stocks with $0 fair value.
(c)	Level 3 security, Sri Lanka AID, with change in unrealized loss of $(19,259), accrued discounts of $18,349, sales/paydowns of $(139,930) and $1,143,627 fair value.
(d)	Level 3 security, Contra ABIOMED, Inc. - contingent value rights with $0 fair value.

MoA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2025

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the securities may change on days when the Funds are closed and there is no possibility to purchase or redeem shares of the Funds. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which the Adviser was designated to perform certain fair valuation responsibilities. The Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of market value. Assumptions utilized by the valuation committee vary depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment. Such techniques involve utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of company specific events and circumstances as inputs into fair value estimates. A record of the Valuation Committee’s actions is subject to the Board’s review at its next regularly scheduled quarterly meeting.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are typically valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. These short-term temporary cash investments are valued at cost.

When a price is not available from an independent pricing source or when prices may not reflect market value, such as when the price provided by the pricing source is not based on a recent trade, these securities are fair valued using the valuation procedures described above and are considered Level 3 securities.

The Target Date Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of securities are computed on the basis of identified cost at the time of sale, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid Cap Equity Index Fund, International Fund and a portion of the All America Fund each maintain portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the Funds may purchase stock index futures contracts. These purchases of futures contracts allow the Funds to invest available cash to attempt to efficiently and cost effectively keep the Funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices.

An initial cash margin deposit (represented by Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MoA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2025

The following table presents the financial statement impacts resulting from the Funds’ use of futures contracts at their fair values as of March 31, 2025 and for the three months ended March 31, 2025:

					Mid Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index	International
for as hedging instruments	Type	Assets and Liabilities	Fund	Fund	Fund	Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$(587,503)	$(11,580)	$(114,657)	$(579,975)

					Mid Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index	International
for as hedging instruments	Type	Operations	Fund	Fund	Fund	Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$(5,585,052)	$(167,789)	$(1,529,302)	$1,155,236

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$1,611,689	$59,265	$595,693	$(98,355)

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.